                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5897

                    RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 1/31

Date of reporting period: 7/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

PORTFOLIO BUILDER SERIES

SEMIANNUAL REPORT FOR THE
PERIOD ENDED JULY 31, 2008


THIS SEMIANNUAL REPORT DESCRIBES SIX
FUNDS, EACH OF WHICH INVESTS IN OTHER
RIVERSOURCE FUNDS. THE OBJECTIVE OF EACH
FUND IS THE HIGHEST LEVEL OF TOTAL RETURN
THAT IS CONSISTENT WITH AN ACCEPTABLE
LEVEL OF RISK.

RiverSource Portfolio Builder Conservative Fund
RiverSource Portfolio Builder Moderate Conservative Fund
RiverSource Portfolio Builder Moderate Fund
RiverSource Portfolio Builder Moderate Aggressive Fund
RiverSource Portfolio Builder Aggressive Fund
RiverSource Portfolio Builder Total Equity Fund

                                               (ADVICE-BUILT(SM) SOLUTIONS LOGO)

TABLE OF CONTENTS --------------------------------------------------------------

Your Fund at a Glance
   RiverSource Portfolio Builder
     Conservative Fund..............      2
   RiverSource Portfolio Builder
     Moderate Conservative Fund.....      5
   RiverSource Portfolio Builder
     Moderate Fund..................      8
   RiverSource Portfolio Builder
     Moderate Aggressive Fund.......     11
   RiverSource Portfolio Builder
     Aggressive Fund................     14
   RiverSource Portfolio Builder
     Total Equity Fund..............     17
Manager Commentary..................     20
Investment Changes..................     25
Fund Expenses Examples..............     37
Investments in Affiliated Funds.....     44
Financial Statements................     56
Notes to Financial Statements.......     63
Approval of Investment Management
   Services Agreement...............     95
Proxy Voting........................     96

(DALBAR LOGO)

--------------------------------------------------------------------------------

               RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Portfolio Builder Conservative Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Conservative Fund (the Fund) Class A shares fell
  2.91% (excluding sales charge) for the six months ended July 31, 2008.

> The Fund underperformed its Blended Index, composed of 70% Lehman Brothers
  Aggregate Bond Index, 14% Russell 3000(R) Index, 10% Citigroup 3-Month U.S. Treasury Index and 6% Morgan Stanley Capital International (MSCI) EAFE Index, which declined 1.40% for the same period.

> The Fund's bond benchmark, the Lehman Brothers Aggregate Bond Index, declined
  0.63% for the same six-month period.

> The Fund's domestic equity benchmark, the Russell 3000 Index, fell 6.06% for the period.

> The MSCI EAFE Index, fell 4.64% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, advanced 0.96% during the same six-month period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2008)
--------------------------------------------------------------------------------

                                                                                                      Since
                                                                6 months*    1 year     3 years    inception(a)
-------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund(1)
  Class A (excluding sales charge)                               -2.91%       -0.38%     +3.48%       +3.70%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index(2) (unmanaged)              -0.63%       +6.15%     +4.37%       +3.87%
-------------------------------------------------------------------------------------------------------------------
Russell 3000 Index(3) (unmanaged)                                -6.06%      -10.32%     +3.06%       +4.85%
-------------------------------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(4) (unmanaged)        +0.96%       +3.05%     +4.07%       +3.35%
-------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(5) (unmanaged)                                   -4.64%      -11.73%    +11.00%      +11.63%
-------------------------------------------------------------------------------------------------------------------
Blended Index(6) (unmanaged)                                     -1.40%       +2.44%     +4.51%       +4.38%
-------------------------------------------------------------------------------------------------------------------

* Not annualized.
(a) Fund data is from March 4, 2004. Lehman Brothers Aggregate Bond Index, Russell 3000 Index, Citigroup 3-Month U.S. Treasury Bill Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

(1) The Fund compares its performance to the Lehman Brothers Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 70% Lehman Brothers Aggregate Bond Index, 14% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 6% MSCI EAFE Index. The Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index are shown in the table because they are separate components of the Blended Index.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.
(5) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(6) The Blended Index consists of a certain percentage (as indicated above) in one or more of the following indices: Lehman Brothers Aggregate Bond Index, Russell 3000 Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

The 4.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Conservative Fund is not reflected in the table. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

 2 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Portfolio Builder Conservative Fund

ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                               Net Fund and Acquired Fund
                                                       Total Fund(a)      Net Expenses(a)         (Underlying Fund)(b)
-----------------------------------------------------------------------------------------------------------------------------
Class A                                                    0.45%               0.45%                     1.06%
-----------------------------------------------------------------------------------------------------------------------------
Class B                                                    1.20%               1.20%                     1.81%
-----------------------------------------------------------------------------------------------------------------------------
Class C                                                    1.20%               1.20%                     1.81%
-----------------------------------------------------------------------------------------------------------------------------
Class R4                                                   0.38%               0.38%                     0.99%
-----------------------------------------------------------------------------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of underlying funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.26% for Class C and 0.38% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses are based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.15% for Class A; 1.90% for Class B; 1.90% for Class C and 1.08% for Class R4.

--------------------------------------------------------------------------------

               RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource Portfolio Builder Conservative Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2008                                                                    SINCE
WITHOUT SALES CHARGE                     6 MONTHS*      1 YEAR      3 YEARS       INCEPTION
 Class A (inception 3/4/04)               -2.91%        -0.38%      +3.48%         +3.70%
------------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)               -3.28%        -1.12%      +2.71%         +2.90%
------------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)               -3.26%        -1.18%      +2.69%         +2.91%
------------------------------------------------------------------------------------------------
 Class R4 (inception 3/4/04)              -2.74%        +0.00%      +3.69%         +3.89%
------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 3/4/04)               -7.55%        -5.15%      +1.81%         +2.32%
------------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)               -8.07%        -5.73%      +1.51%         +2.49%
------------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)               -4.22%        -2.10%      +2.69%         +2.91%
------------------------------------------------------------------------------------------------

AT JUNE 30, 2008                                                                    SINCE
WITHOUT SALES CHARGE                     6 MONTHS*      1 YEAR      3 YEARS       INCEPTION
 Class A (inception 3/4/04)               -2.30%        +0.64%      +4.00%         +4.02%
------------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)               -2.76%        -0.19%      +3.23%         +3.22%
------------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)               -2.64%        -0.15%      +3.25%         +3.24%
------------------------------------------------------------------------------------------------
 Class R4 (inception 3/4/04)              -2.12%        +1.05%      +4.25%         +4.24%
------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 3/4/04)               -6.95%        -4.17%      +2.35%         +2.60%
------------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)               -7.58%        -4.84%      +2.02%         +2.81%
------------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)               -3.61%        -1.08%      +3.25%         +3.24%
------------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

* Not annualized.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

 4 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Portfolio Builder Moderate Conservative Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Moderate Conservative Fund (the Fund) Class A shares declined 3.65% (excluding sales charge) for the six months ended July 31, 2008.

> The Fund underperformed its Blended Index, composed of 60% Lehman Brothers
  Aggregate Bond Index, 25% Russell 3000(R) Index, 10% Morgan Stanley Capital International (MSCI) EAFE Index and 5% Citigroup 3-Month U.S. Treasury Index, which decreased 2.21% for the same period.

> The Fund's bond benchmark, the Lehman Brothers Aggregate Bond Index, declined
  0.63% for the same period.

> The Fund's domestic equity benchmark, the Russell 3000 Index, fell 6.06% for the period.

> The MSCI EAFE Index, fell 4.64% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, advanced 0.96% during the same six-month period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2008)
--------------------------------------------------------------------------------

                                                                                                            Since
                                                                6 months*      1 year       3 years      inception(a)
-------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Conservative
  Fund(1)
  Class A (excluding sales charge)                               -3.65%         -2.54%       +3.96%         +4.47%
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index(2) (unmanaged)              -0.63%         +6.15%       +4.37%         +3.87%
-------------------------------------------------------------------------------------------------------------------------
Russell 3000 Index(3) (unmanaged)                                -6.06%        -10.32%       +3.06%         +4.85%
-------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(4) (unmanaged)                                   -4.64%        -11.73%      +11.00%        +11.63%
-------------------------------------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(5) (unmanaged)        +0.96%         +3.05%       +4.07%         +3.35%
-------------------------------------------------------------------------------------------------------------------------
Blended Index(6) (unmanaged)                                     -2.21%         +0.05%       +4.62%         +4.76%
-------------------------------------------------------------------------------------------------------------------------

* Not annualized.
(a) Fund data is from March 4, 2004. Lehman Brothers Aggregate Bond Index, Russell 3000 Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury Bill Index and Blended Index data is from March 1, 2004.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

(1) The Fund compares its performance to the Lehman Brothers Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 60% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Index, 10% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. The MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index are shown in the table because they are separate components of the Blended Index.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(4) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(5) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.
(6) The Blended Index consists of a certain percentage (as indicated above) in one or more of the following indices: Lehman Brothers Aggregate Bond Index, Russell 3000 Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

The 4.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Moderate Conservative Fund is not reflected in the table. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

               RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource Portfolio Builder Moderate Conservative Fund

ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                               Net Fund and Acquired Fund
                                                       Total Fund(a)      Net Expenses(a)         (Underlying Fund)(b)
-----------------------------------------------------------------------------------------------------------------------------
Class A                                                    0.41%               0.41%                     1.10%
-----------------------------------------------------------------------------------------------------------------------------
Class B                                                    1.17%               1.17%                     1.86%
-----------------------------------------------------------------------------------------------------------------------------
Class C                                                    1.17%               1.17%                     1.86%
-----------------------------------------------------------------------------------------------------------------------------
Class R4                                                   0.36%               0.32%                     1.01%
-----------------------------------------------------------------------------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of underlying funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.26% for Class C and 0.32% for Class R4.

(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses are based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.15% for Class A; 1.91% for Class B; 1.91% for Class C and 1.06% for Class R4.

--------------------------------------------------------------------------------

 6 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Conservative Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2008                                                                    SINCE
WITHOUT SALES CHARGE                     6 MONTHS*      1 YEAR      3 YEARS       INCEPTION
 Class A (inception 3/4/04)               -3.65%        -2.54%      +3.96%         +4.47%
------------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)               -4.03%        -3.29%      +3.17%         +3.69%
------------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)               -4.03%        -3.28%      +3.14%         +3.69%
------------------------------------------------------------------------------------------------
 Class R4 (inception 3/4/04)              -3.40%        -2.14%      +4.19%         +4.71%
------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 3/4/04)               -8.20%        -7.17%      +2.28%         +3.08%
------------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)               -8.79%        -7.72%      +2.00%         +3.30%
------------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)               -4.98%        -4.17%      +3.14%         +3.69%
------------------------------------------------------------------------------------------------

AT JUNE 30, 2008                                                                    SINCE
WITHOUT SALES CHARGE                     6 MONTHS*      1 YEAR      3 YEARS       INCEPTION
 Class A (inception 3/4/04)               -4.04%        -1.69%      +4.85%         +4.91%
------------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)               -4.43%        -2.52%      +4.03%         +4.10%
------------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)               -4.51%        -2.52%      +4.03%         +4.11%
------------------------------------------------------------------------------------------------
 Class R4 (inception 3/4/04)              -3.89%        -1.37%      +5.08%         +5.13%
------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 3/4/04)               -8.58%        -6.33%      +3.17%         +3.48%
------------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)               -9.17%        -6.99%      +2.85%         +3.70%
------------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)               -5.46%        -3.41%      +4.03%         +4.11%
------------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

* Not annualized.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

               RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Portfolio Builder Moderate Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Moderate Fund (the Fund) Class A shares fell
  4.28% (excluding sales charge) for the six months ended July 31, 2008.

> The Fund underperformed its Blended Index, composed of 50% Lehman Brothers
  Aggregate Bond Index, 35% Russell 3000(R) Index and 15% Morgan Stanley Capital International (MSCI) EAFE Index, which declined 3.01% for the period.

> The Fund's bond benchmark, the Lehman Brothers Aggregate Bond Index, declined
  0.63% for the same period.

> The Fund's domestic equity benchmark, the Russell 3000 Index, fell 6.06% for the period.

> The MSCI EAFE Index, fell 4.64% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2008)
--------------------------------------------------------------------------------

                                                                                                            Since
                                                                6 months*      1 year       3 years      inception(a)
-------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Fund(1)
  Class A (excluding sales charge)                               -4.28%         -4.54%       +4.28%         +5.18%
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index(2) (unmanaged)              -0.63%         +6.15%       +4.37%         +3.87%
-------------------------------------------------------------------------------------------------------------------------
Russell 3000 Index(3) (unmanaged)                                -6.06%        -10.32%       +3.06%         +4.85%
-------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(4) (unmanaged)                                   -4.64%        -11.73%      +11.00%        +11.63%
-------------------------------------------------------------------------------------------------------------------------
Blended Index(5) (unmanaged)                                     -3.01%         -2.34%       +4.70%         +5.13%
-------------------------------------------------------------------------------------------------------------------------

* Not annualized.
(a) Fund data is from March 4, 2004. Lehman Brothers Aggregate Bond Index, Russell 3000 Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

(1) The Fund compares its performance to the Lehman Brothers Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 50% Lehman Brothers Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(4) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(5) The Blended Index consists of a certain percentage (as indicated above) in one or more of the following indices: Lehman Brothers Aggregate Bond Index, Russell 3000 Index, and the MSCI EAFE Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

The 5.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Moderate Fund is not reflected in the table. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

 8 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Fund

ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                               Net Fund and Acquired Fund
                                                       Total Fund(a)      Net Expenses(a)         (Underlying Fund)(b)
-----------------------------------------------------------------------------------------------------------------------------
Class A                                                    0.41%               0.41%                     1.16%
-----------------------------------------------------------------------------------------------------------------------------
Class B                                                    1.17%               0.17%                     1.92%
-----------------------------------------------------------------------------------------------------------------------------
Class C                                                    1.17%               0.17%                     1.92%
-----------------------------------------------------------------------------------------------------------------------------
Class R4                                                   0.35%               0.31%                     1.06%
-----------------------------------------------------------------------------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of underlying funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.26% for Class C and 0.31% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses are based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.19% for Class A; 1.95% for Class B; 1.95% for Class C and 1.09% for Class R4.

--------------------------------------------------------------------------------

               RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource Portfolio Builder Moderate Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2008                                                                    SINCE
WITHOUT SALES CHARGE                     6 MONTHS*      1 YEAR       3 YEARS      INCEPTION
 Class A (inception 3/4/04)                -4.28%        -4.54%      +4.28%        +5.18%
-----------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)                -4.58%        -5.20%      +3.51%        +4.39%
-----------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)                -4.57%        -5.26%      +3.53%        +4.39%
-----------------------------------------------------------------------------------------------
 Class R4 (inception 3/4/04)               -3.98%        -3.98%      +4.59%        +5.47%
-----------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 3/4/04)                -9.80%       -10.05%      +2.24%        +3.79%
-----------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)                -9.32%        -9.47%      +2.36%        +4.00%
-----------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)                -5.51%        -6.11%      +3.53%        +4.39%
-----------------------------------------------------------------------------------------------

AT JUNE 30, 2008                                                                   SINCE
WITHOUT SALES CHARGE                     6 MONTHS*      1 YEAR      3 YEARS      INCEPTION
 Class A (inception 3/4/04)                -5.62%       -4.08%      +5.50%        +5.68%
----------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)                -6.01%       -4.82%      +4.68%        +4.87%
----------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)                -5.99%       -4.70%      +4.70%        +4.89%
----------------------------------------------------------------------------------------------
 Class R4 (inception 3/4/04)               -5.51%       -3.61%      +5.74%        +5.95%
----------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 3/4/04)               -11.07%       -9.62%      +3.43%        +4.25%
----------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)               -10.68%       -9.10%      +3.52%        +4.47%
----------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)                -6.92%       -5.56%      +4.70%        +4.89%
----------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

* Not annualized.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small-and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

 10 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Portfolio Builder Moderate Aggressive Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Moderate Aggressive Fund (the Fund) Class A shares decreased 5.05% (excluding sales charge) for the six months ended July 31, 2008.

> The Fund underperformed its Blended Index, composed of 35% Lehman Brothers
  Aggregate Bond Index, 46% Russell 3000(R) Index and 19% Morgan Stanley Capital International (MSCI) EAFE Index, which declined 3.78% for the period.

> The Fund's bond benchmark, the Lehman Brothers Aggregate Bond Index, declined
  0.63% for the same period.

> The Fund's domestic equity benchmark, the Russell 3000 Index, fell 6.06% for the period.

> The MSCI EAFE Index, fell 4.64% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2008)
--------------------------------------------------------------------------------

                                                                                                      Since
                                                                6 months*    1 year     3 years    inception(a)
--------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Aggressive Fund(1)
  Class A (excluding sales charge)                               -5.05%       -6.86%     +4.39%       +5.40%
--------------------------------------------------------------------------------------------------------------------
Russell 3000 Index(2) (unmanaged)                                -6.06%      -10.32%     +3.06%       +4.85%
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index(3) (unmanaged)              -0.63%       +6.15%     +4.37%       +3.87%
--------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(4) (unmanaged)                                   -4.64%      -11.73%    +11.00%      +11.63%
--------------------------------------------------------------------------------------------------------------------
Blended Index(5) (unmanaged)                                     -3.78%       -4.85%     +4.73%       +5.43%
--------------------------------------------------------------------------------------------------------------------

* Not annualized.
(a) Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Combined Index data is from March 1, 2004.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

(1) The Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended Index, consisting of 35% Lehman Brothers Aggregate Bond Index, 46% Russell 3000 Index and 19% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.
(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(3) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(4) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(5) The Blended Index consists of a certain percentage (as indicated above) in one or more of the following indices: Lehman Brothers Aggregate Bond Index, Russell 3000 Index and the MSCI EAFE Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

The 5.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Moderate Aggressive Fund is not reflected in the table. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  11

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource Portfolio Builder Moderate Aggressive Fund

ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                            Net Fund and Acquired Fund
                                                       Total Fund(a)   Net Expenses(a)         (Underlying Fund)(b)
--------------------------------------------------------------------------------------------------------------------------
Class A                                                    0.43%            0.43%                     1.23%
--------------------------------------------------------------------------------------------------------------------------
Class B                                                    1.19%            1.19%                     1.99%
--------------------------------------------------------------------------------------------------------------------------
Class C                                                    1.19%            1.19%                     1.99%
--------------------------------------------------------------------------------------------------------------------------
Class R4                                                   0.34%            0.34%                     1.14%
--------------------------------------------------------------------------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of underlying funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.26% for Class C and 0.34% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses are based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.25% for Class A; 2.01% for Class B; 2.01% for Class C and 1.16% for Class R4.

--------------------------------------------------------------------------------

 12 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Aggressive Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2008                                                                    SINCE
WITHOUT SALES CHARGE                     6 MONTHS*      1 YEAR       3 YEARS      INCEPTION
 Class A (inception 3/4/04)                -5.05%        -6.86%      +4.39%        +5.40%
-----------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)                -5.35%        -7.53%      +3.61%        +4.61%
-----------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)                -5.44%        -7.51%      +3.61%        +4.61%
-----------------------------------------------------------------------------------------------
 Class R4 (inception 3/4/04)               -4.94%        -6.47%      +4.65%        +5.65%
-----------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 3/4/04)               -10.51%       -12.23%      +2.34%        +4.00%
-----------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)               -10.06%       -11.60%      +2.48%        +4.23%
-----------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)                -6.38%        -8.32%      +3.61%        +4.61%
-----------------------------------------------------------------------------------------------

AT JUNE 30, 2008                                                                    SINCE
WITHOUT SALES CHARGE                     6 MONTHS*      1 YEAR       3 YEARS      INCEPTION
 Class A (inception 3/4/04)                -7.37%        -6.46%      +5.90%        +5.97%
-----------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)                -7.76%        -7.12%      +5.09%        +5.17%
-----------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)                -7.76%        -7.18%      +5.08%        +5.17%
-----------------------------------------------------------------------------------------------
 Class R4 (inception 3/4/04)               -7.17%        -6.07%      +6.16%        +6.23%
-----------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 3/4/04)               -12.71%       -11.85%      +3.84%        +4.54%
-----------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)               -12.35%       -11.22%      +3.94%        +4.78%
-----------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)                -8.68%        -8.00%      +5.08%        +5.17%
-----------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

* Not annualized.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small-and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  13

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Portfolio Builder Aggressive Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Aggressive Fund (the Fund) Class A shares fell
  6.02% (excluding sales charge) for the six months ended July 31, 2008.

> The Fund underperformed its Blended Index, composed of 20% Lehman Brothers
  Aggregate Bond Index, 56% Russell 3000(R) Index and 24% Morgan Stanley Capital International (MSCI) EAFE Index, which declined 4.55% for the period.

> The Fund's bond benchmark, the Lehman Brothers Aggregate Bond Index, declined
  0.63% for the same period.

> The Fund's domestic equity benchmark, the Russell 3000 Index, fell 6.06% for the period.

> The MSCI EAFE Index, fell 4.64% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2008)
--------------------------------------------------------------------------------

                                                                                                              Since
                                                                  6 months*      1 year       3 years      inception(a)
---------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Aggressive Fund(1)
  Class A (excluding sales charge)                                 -6.02%         -9.71%       +4.30%         +5.53%
---------------------------------------------------------------------------------------------------------------------------
Russell 3000 Index(2) (unmanaged)                                  -6.06%        -10.32%       +3.06%         +4.85%
---------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index(3) (unmanaged)                -0.63%         +6.15%       +4.37%         +3.87%
---------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(4) (unmanaged)                                     -4.64%        -11.73%      +11.00%        +11.63%
---------------------------------------------------------------------------------------------------------------------------
Blended Index(5) (unmanaged)                                       -4.55%         -7.37%       +4.74%         +5.71%
---------------------------------------------------------------------------------------------------------------------------

* Not annualized.
(a) Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

(1) The Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended Index, consisting of 20% Lehman Brothers Aggregate Bond Index, 56% Russell 3000 Index and 24% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.
(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(3) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(4) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(5) The Blended Index consists of a certain percentage (as indicated above) in one or more of the following indices: Lehman Brothers Aggregate Bond Index, Russell 3000 Index and the MSCI EAFE Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

The 5.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Aggressive Fund is not reflected in the table. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

 14 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Portfolio Builder Aggressive Fund

ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                            Net Fund and Acquired Fund
                                                       Total Fund(a)   Net Expenses(a)         (Underlying Fund)(b)
--------------------------------------------------------------------------------------------------------------------------
Class A                                                    0.46%            0.46%                     1.29%
--------------------------------------------------------------------------------------------------------------------------
Class B                                                    1.22%            1.22%                     2.05%
--------------------------------------------------------------------------------------------------------------------------
Class C                                                    1.21%            1.21%                     2.04%
--------------------------------------------------------------------------------------------------------------------------
Class R4                                                   0.35%            0.35%                     1.18%
--------------------------------------------------------------------------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of underlying funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.26% for Class C and 0.37% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses are based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.31% for Class A; 2.07% for Class B; 2.06% for Class C and 1.20% for Class R4.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  15

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource Portfolio Builder Aggressive Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2008                                                                    SINCE
WITHOUT SALES CHARGE                     6 MONTHS*      1 YEAR       3 YEARS      INCEPTION
 Class A (inception 3/4/04)                -6.02%        -9.71%      +4.30%        +5.53%
-----------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)                -6.36%       -10.35%      +3.50%        +4.72%
-----------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)                -6.39%       -10.42%      +3.50%        +4.69%
-----------------------------------------------------------------------------------------------
 Class R4 (inception 3/4/04)               -5.73%        -9.37%      +4.55%        +5.75%
-----------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 3/4/04)               -11.43%       -14.88%      +2.26%        +4.13%
-----------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)               -11.04%       -14.23%      +2.40%        +4.35%
-----------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)                -7.33%       -11.20%      +3.50%        +4.69%
-----------------------------------------------------------------------------------------------

AT JUNE 30, 2008                                                                    SINCE
WITHOUT SALES CHARGE                     6 MONTHS*      1 YEAR       3 YEARS      INCEPTION
 Class A (inception 3/4/04)                -9.45%        -9.55%      +6.20%        +6.19%
-----------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)                -9.79%       -10.17%      +5.41%        +5.39%
-----------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)                -9.84%       -10.23%      +5.38%        +5.35%
-----------------------------------------------------------------------------------------------
 Class R4 (inception 3/4/04)               -9.25%        -9.21%      +6.45%        +6.41%
-----------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 3/4/04)               -14.67%       -14.76%      +4.12%        +4.75%
-----------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)               -14.30%       -14.06%      +4.28%        +5.00%
-----------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)               -10.74%       -11.01%      +5.38%        +5.35%
-----------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

* Not annualized.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small-and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

 16 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Portfolio Builder Total Equity Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Total Equity Fund (the Fund) Class A shares declined 6.84% (excluding sales charge) for the six months ended July 31, 2008.

> The Fund underperformed its Blended Index, composed of 70% Russell 3000(R)
  Index and 30% Morgan Stanley Capital International (MSCI) EAFE Index, which fell 5.61% for the period.

> The Fund's domestic equity benchmark, the Russell 3000 Index, fell 6.06% for the period.

> The MSCI EAFE Index, fell 4.64% during the same period.

ANNUALIZED TOTAL RETURNS (for periods ended July 31, 2008)
--------------------------------------------------------------------------------

                                                                                                            Since
                                                                6 months*      1 year       3 years      inception(a)
-------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Total Equity Fund(1)
  Class A (excluding sales charge)                               -6.84%        -12.35%       +4.24%         +5.70%
-------------------------------------------------------------------------------------------------------------------------
Russell 3000 Index(2) (unmanaged)                                -6.06%        -10.32%       +3.06%         +4.85%
-------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(3) (unmanaged)                                   -4.64%        -11.73%      +11.00%        +11.63%
-------------------------------------------------------------------------------------------------------------------------
Blended Index(4) (unmanaged)                                     -5.61%        -10.69%       +4.70%         +6.05%
-------------------------------------------------------------------------------------------------------------------------

* Not annualized.
(a) Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Combined Index data is from March 1, 2004.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

(1) The Fund compares its performance to the Russell 3000 Index, as well as to a Blended Index, consisting of 70% Russell 3000 Index and 30% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.
(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(3) The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Blended Index consists of a certain percentage (as indicated above) in one or more of the following indices: Russell 3000 Index and the MSCI EAFE Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

The 5.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Total Equity Fund is not reflected in the table. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  17

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource Portfolio Builder Total Equity Fund

ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                               Net Fund and Acquired Fund
                                                       Total Fund(a)      Net Expenses(a)         (Underlying Fund)(b)
-----------------------------------------------------------------------------------------------------------------------------
Class A                                                    0.46%               0.46%                     1.34%
-----------------------------------------------------------------------------------------------------------------------------
Class B                                                    1.22%               1.22%                     2.10%
-----------------------------------------------------------------------------------------------------------------------------
Class C                                                    1.22%               1.22%                     2.10%
-----------------------------------------------------------------------------------------------------------------------------
Class R4                                                   0.35%               0.35%                     1.23%
-----------------------------------------------------------------------------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of underlying funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.26% for Class C and 0.37% for Class R4.

(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses are based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.35% for Class A; 2.11% for Class B; 2.11% for Class C and 1.24% for Class R4.

--------------------------------------------------------------------------------

 18 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Portfolio Builder Total Equity Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2008                                                                    SINCE
WITHOUT SALES CHARGE                     6 MONTHS*      1 YEAR       3 YEARS      INCEPTION
 Class A (inception 3/4/04)                -6.84%       -12.35%      +4.24%        +5.70%
-----------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)                -7.18%       -13.03%      +3.44%        +4.88%
-----------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)                -7.12%       -12.99%      +3.45%        +4.89%
-----------------------------------------------------------------------------------------------
 Class R4 (inception 3/4/04)               -6.62%       -11.90%      +4.53%        +5.95%
-----------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 3/4/04)               -12.17%       -17.38%      +2.19%        +4.30%
-----------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)               -11.83%       -16.76%      +2.34%        +4.51%
-----------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)                -8.05%       -13.74%      +3.45%        +4.89%
-----------------------------------------------------------------------------------------------

AT JUNE 30, 2008                                                                    SINCE
WITHOUT SALES CHARGE                     6 MONTHS*      1 YEAR       3 YEARS      INCEPTION
 Class A (inception 3/4/04)               -11.44%       -12.38%      +6.46%        +6.43%
-----------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)               -11.80%       -13.13%      +5.63%        +5.60%
-----------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)               -11.76%       -13.09%      +5.65%        +5.61%
-----------------------------------------------------------------------------------------------
 Class R4 (inception 3/4/04)              -11.23%       -12.01%      +6.75%        +6.68%
-----------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 3/4/04)               -16.51%       -17.41%      +4.38%        +4.99%
-----------------------------------------------------------------------------------------------
 Class B (inception 3/4/04)               -16.21%       -16.86%      +4.51%        +5.22%
-----------------------------------------------------------------------------------------------
 Class C (inception 3/4/04)               -12.65%       -13.83%      +5.65%        +5.61%
-----------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

* Not annualized.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small-and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  19

MANAGER COMMENTARY -------------------------------------------------------------

Dear Shareholder,

Each of the six funds in the RiverSource Portfolio Builder Series underperformed its respective Blended Index for the six-month period ended July 31, 2008, as shown in the tables on pages 2 to 19. During the same time frame, the funds' domestic equity benchmark, the Russell 3000(R) Index, declined 6.06%, while the funds' bond benchmark, the Lehman Brothers Aggregate Bond Index, fell 0.63%. The funds' international equity benchmark, the Morgan Stanley Capital International
(MSCI) EAFE Index, decreased 4.64%, while the Citigroup 3-Month U.S. Treasury Bill Index gained 0.96% for the period.

PERFORMANCE MEASURES
Each fund has a Blended Index as described below.

- RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND - 70% Lehman Brothers Aggregate Bond Index, 14% Russell 3000 Index, 6% MSCI EAFE Index and 10% Citigroup 3-Month U.S. Treasury Bill Index.

- RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND - 60% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Index, 10% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index.

- RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND - 50% Lehman Brothers Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index.

- RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND - 35% Lehman Brothers Aggregate Bond Index, 46% Russell 3000 Index and 19% MSCI EAFE Index.

- RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND - 20% Lehman Brothers Aggregate Bond Index, 56% Russell 3000 Index and 24% MSCI EAFE Index.

- RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND - 70% Russell 3000 Index and 30% MSCI EAFE Index.

SIGNIFICANT PERFORMANCE FACTORS
Each of the RiverSource Portfolio Builder Series funds benefited from a sizable position in international equities and from exposure to emerging market equities, as foreign equities, both developed and emerging, declined in absolute terms but outpaced U.S. equities on a relative basis during the period. A tilt towards growth stocks also contributed positively to the funds' results, as growth stocks outperformed value stocks during the period.

A focus on high quality bonds helped us to preserve value in a challenging environment for many fixed income sectors. Also, a short duration for each of the funds contributed to performance, as interest rates moved higher on balance during the period. Duration is a measure of the funds' sensitivity to changes in interest rates.

Positions in several underlying funds that outperformed their respective benchmarks during the period also helped each of the Portfolio Builder Series funds. Within equities, positions in several growth-oriented offerings helped, particularly RiverSource Partners International Select Growth Fund, RiverSource Disciplined Large Cap Growth Fund, RiverSource Partners Small Cap Growth Fund, RiverSource Mid Cap Growth Fund and RiverSource Partners Aggressive Growth Fund. Other underlying equity funds that contributed to total return during the period included RiverSource Partners Select Value Fund and Threadneedle International Opportunity Fund. Within fixed income, positions in RiverSource Global Bond Fund, RiverSource Inflation Protected Securities Fund, RiverSource High Yield Bond Fund and RiverSource Income Opportunities Fund all helped returns of the Portfolio Builder Series funds.

Conversely, a significant allocation to equities and a modest allocation to fixed income in each of the RiverSource Portfolio Builder Series funds hurt performance, as stocks underperformed bonds during the period. Within equities, an emphasis on U.S. large-cap stocks detracted, as smaller stocks significantly outperformed their large-cap counterparts for the six-month period. Positions in RiverSource Growth Fund, RiverSource Diversified Equity Income Fund, RiverSource Disciplined Equity Fund, RiverSource Disciplined International Equity Fund, RiverSource Partners Fundamental Value Fund and Threadneedle Emerging Markets Fund also hurt the funds' results, as each of these underlying funds underperformed its respective benchmark for the six months.

--------------------------------------------------------------------------------

 20 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Similarly, within fixed income, allocations to RiverSource Diversified Bond Fund, RiverSource Floating Rate Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund detracted, as each of these funds underperformed its respective benchmark for the semiannual period. It should be noted, however, that positions in RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund did offer some stability, especially when interest rates were rising during May and June, and especially for RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund. These two underlying funds maintain a significant exposure to Treasury securities, which, issued by the U.S. government and thus often viewed as a "safe haven," outperformed investment grade corporate bonds and other non-Treasury fixed income sectors for the period as a whole.

CHANGES TO THE FUNDS' PORTFOLIOS
We entered the period with the Portfolio Builder Series funds somewhat defensively positioned, having modestly trimmed the funds' equity exposure back to neutral relative to their respective blended benchmarks at the end of 2007. Markets were under pressure during the first quarter, culminating in the sale of Bear Stearns in March. However, at our March quarterly meeting, we slightly increased the funds' equity position to a modestly overweight allocation in anticipation of a near-term acceleration in economic activity. Indeed, the funds did enjoy a subsequent rally, which unfortunately ran out of steam in May.

At our June quarterly meeting, for the first time since the funds' inception on March 4, 2004, we reduced the funds' overall equity allocation to an underweighted position in anticipation of increasingly difficult economic conditions ahead. We did this primarily by reducing the funds' exposure to international developed market equities and by eliminating the funds' small direct exposure to emerging market equities. We used some of the proceeds to increase the funds' allocation to bonds, moving that allocation closer to neutral but still maintaining a modestly underweighted exposure compared to the funds' respective blended benchmarks. We also used proceeds to increase the funds' exposure to the RiverSource Absolute Return Currency and Income Fund because of the historically low correlation of this asset category to broad measures of stocks and bonds. Consequently, we ended the period even more defensively positioned than we entered it, with, relative to their respective blended benchmarks, an underweight in equities, an underweight in international equities vs. U.S. equities, an underweight in fixed income and an increase in the funds' alternative investment strategies category, consisting of the RiverSource Absolute Return Currency and Income Fund.

A few important points need to be made about these changes implemented in mid-June.

1. These reallocations were made at the margin of these funds and were designed to adjust their relative degree of aggressiveness or defensiveness. They were not designed to remake the long-term strategic character of the funds.

2. These reallocations do not leave the funds at the maximum degree of defensiveness allowed. If, in our view, the environment should deteriorate further, we can take additional steps. And, of course, should the landscape improve, we can reverse these changes.

(NEWSLETTER IMAGE)
   THE CAPITAL MARKETS COMMITTEE
   MEMBERS:
   - DAVID M. JOY
     Vice President,
     Capital Markets Strategy
   - WILLIAM F. TRUSCOTT
     Chief Investment Officer
   - DAN LAUFENBERG
     Vice President and
     Chief U.S. Economist
   - OTHER SENIOR INVESTMENT
     PROFESSIONALS
   The group meets regularly to review U.S. and global economic and investment conditions, and discuss the relative attractiveness of equities and fixed income securities within various sectors, markets and countries. The consensus opinion of the Capital Markets Committee is published quarterly as the Capital Markets Outlook (shown above), which is available from your Ameriprise financial advisor or online at riversource.com/investments.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  21

MANAGER COMMENTARY (continued) -------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES

HOW EACH FUND SEEKS FOUR LEVELS OF ASSET ALLOCATION AND DIVERSIFICATION

                                                          RIVERSOURCE PORTFOLIO BUILDER SERIES INVESTMENT PROCESS
          STEP 1
          ------------------------------------------------------------------------------------------------------------------------

            DISCIPLINED ASSET ALLOCATION

            Based on initial guidance from the Capital          EQUITY              FIXED INCOME           CASH       ALTERNATIVE
 ---->      Markets Committee, the Asset Allocation                                                                   INVESTMENTS
            Committee determines for each fund the
            allocation among the three primary asset
            classes.
          ------------------------------------------------------------------------------------------------------------------------

          STEP 2
          ------------------------------------------------------------------------------------------------------------------------

            DIVERSIFICATION AMONG INVESTMENT CATEGORIES   DOMESTIC              BOND FUNDS             MONEY MARKET   ABSOLUTE
                                                          EQUITY FUNDS          GOVERNMENT             FUNDS          RETURN FUNDS
            The Asset Allocation Committee determines     GROWTH                INVESTMENT GRADE                      CURRENCY
            allocation among the investment categories    VALUE                   CORPORATE                             AND INCOME
            in each asset class for each fund.            BLEND                 HIGH YIELD CORPORATE
                                                          LARGE CAP             GLOBAL
            o  For equity funds, this                     MID CAP
               includes diversification by                SMALL CAP
               style, market capitalization               REAL ESTATE
               and geography.
                                                          INTERNATIONAL FUNDS
            o  For fixed income funds, this               DEVELOPED MARKETS
               includes diversification by                EMERGING MARKETS
               sector, maturity, duration
               and credit quality.
          ------------------------------------------------------------------------------------------------------------------------

          STEP 3
          ------------------------------------------------------------------------------------------------------------------------

            DIVERSIFICATION AMONG UNDERLYING FUNDS                        RIVERSOURCE INVESTMENTS FAMILY OF FUNDS,
                                                                           WHICH INCLUDES MUTUAL FUNDS MANAGED BY
            The Fund Selection Committee then                             PROMINENT, INDEPENDENT INVESTMENT FIRMS.
            determines the underlying fund selections
            for each fund, based on factors that
            include:

            o  HISTORICAL PERFORMANCE

            o  RISK/RETURN CHARACTERISTICS

            o  MANAGER TENURE
          ------------------------------------------------------------------------------------------------------------------------

          STEP 4
          ------------------------------------------------------------------------------------------------------------------------

            PERIODIC REALLOCATION

            The Asset Allocation Committee and the Fund
 ----       Selection Committee meet at least quarterly
            to (re)position fund investments and
            consider allocation and selection
            determinations
          ------------------------------------------------------------------------------------------------------------------------

                                                                                           RESULT
                                                                            RIVERSOURCE PORTFOLIO BUILDER SERIES



--------------------------------------------------------------------------------

 22 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

At our June quarterly meeting, for the first time since the funds' inception on March 4, 2004, we reduced the funds' overall equity allocation to an underweighted position in anticipation of increasingly difficult economic conditions ahead.

3. Each of the six portfolios is constructed using a rigorous process implemented by the Fund Selection Committee. We allocate assets to multiple underlying RiverSource(R) mutual funds to provide shareholders with diversification across asset classes, investment styles and portfolio management teams. As of July 31, 2008:

   - RiverSource Portfolio Builder Conservative Fund's portfolio included five fixed income funds, one money market fund, 21 equity funds and one alternative investment funds.

   - RiverSource Portfolio Builder Moderate Conservative
     Fund's portfolio included seven fixed income funds, one money market fund, 21 equity funds and one alternative investment funds.

   - RiverSource Portfolio Builder Moderate Fund's portfolio included five fixed income funds, 21 equity funds and one alternative investment funds.

   - RiverSource Portfolio Builder Moderate Aggressive Fund's portfolio included six fixed income funds, 21 equity funds and one alternative investment funds.

   - RiverSource Portfolio Builder Aggressive Fund's portfolio included six fixed income funds, 21 equity funds and one alternative investment funds.

   - RiverSource Portfolio Builder Total Equity Fund's portfolio included 21 equity funds and one alternative investment funds.

OUR FUTURE STRATEGY
Broadly speaking, we continue to anticipate a challenging economic environment in the months ahead. Global growth is expected to slow with inflationary pressures rising at the same time. The U.S. economy may even fall into recession during the first half of 2009, led by a weakened consumer.

Given this view, we currently intend to maintain the funds' defensive position going forward, leaving open our option to become even more so if we choose. We expect bond yields to be rising concurrently with rising core inflation, so we intend to maintain the funds' somewhat short duration stance, though perhaps to a lesser degree than at the end of the semiannual period, as interest rates have already risen to some extent. We expect the U.S. equity market to hold its value better than international equity markets, and so we intend to stay overweighted in the funds. Slowing economic activity and correcting commodity prices may well continue to take their toll on emerging markets, so we remain on the sidelines with emerging market equities for the time being.

Eventually, we are optimistic that the markets will recover as economic activity once again accelerates, but that may not occur until well into 2009. Consumers are under pressure as are bank balance sheets. Housing prices continue to fall. Not until we see evidence of stabilization in these trends do we intend to begin to position the funds more aggressively.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  23

MANAGER COMMENTARY (continued) -------------------------------------------------

In the meantime, we urge investors to manage their near-term expectations of both the equity and fixed income markets and to maintain an unemotional long-term perspective on their investments.


(PHOTO - DAVID JOY)                   (PHOTO - WILLIAM TRUSCOTT)
David Joy                             William Truscott
Vice President,                       Senior Vice President and
Capital Markets Strategy              Chief Investment Officer

(PHOTO - KENT BERGENE)                (PHOTO - MICHELLE KEELEY)
Kent Bergene                          Michelle Keeley
Vice President,                       Executive Vice President,
Mutual Fund and Certificate Products  Equity and Fixed Income

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

 24 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

Fund holdings at July 31, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
GLOBAL BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Global Bond Fund                       2.7%                                 2.7%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INFLATION PROTECTED SECURITIES
FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                  8.4%                                 8.6%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate,
mortgage and agency securities
--------------------------------------------------------------------------------------------------------
 RiverSource Core Bond Fund (1)                      --%                                19.9%
--------------------------------------------------------------------------------------------------------
 RiverSource Diversified Bond Fund                 19.6%                                  --%
--------------------------------------------------------------------------------------------------------
 RiverSource Limited Duration Bond
   Fund                                            24.1%                                24.4%
--------------------------------------------------------------------------------------------------------
 RiverSource Short Duration U.S.
   Government Fund                                 15.5%                                15.6%
========================================================================================================
                                                   59.2%                                59.9%
--------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                        0.7%                                 0.4%
--------------------------------------------------------------------------------------------------------
 RiverSource International
   Aggressive Growth Fund                            --%                                 2.1%
--------------------------------------------------------------------------------------------------------
 RiverSource International Equity
   Fund(2)                                           --%                                 0.7%
--------------------------------------------------------------------------------------------------------
 Threadneedle International
   Opportunity Fund                                 0.9%                                 0.9%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners International
   Select Growth Fund                               2.0%                                  --%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners International
   Select Value Fund                                1.3%                                 1.3%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners International
   Small Cap Fund                                   0.2%                                 0.2%
========================================================================================================
                                                    5.1%                                 5.6%
--------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Dividend Opportunity
   Fund                                             0.6%                                 0.6%
--------------------------------------------------------------------------------------------------------
 RiverSource Real Estate Fund                       2.0%                                 1.0%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Equity
   Fund                                             1.7%                                 1.7%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Large Cap
   Growth Fund                                      1.4%                                 1.4%
--------------------------------------------------------------------------------------------------------
 RiverSource Diversified Equity
   Income Fund                                      1.7%                                 0.8%
--------------------------------------------------------------------------------------------------------
 RiverSource Fundamental Growth
   Fund(3)                                           --%                                 1.5%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Fundamental
   Value Fund                                       1.2%                                 0.8%
--------------------------------------------------------------------------------------------------------
 RiverSource Growth Fund                            2.7%                                 1.8%
--------------------------------------------------------------------------------------------------------
 RiverSource Large Cap Equity Fund                  0.3%                                 0.4%
--------------------------------------------------------------------------------------------------------
 RiverSource Large Cap Value Fund                   0.1%                                 0.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Value Fund(4)                           --%                                 0.4%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Aggressive
   Growth Fund                                      1.0%                                 1.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Mid Cap Growth Fund                    0.6%                                 0.6%
--------------------------------------------------------------------------------------------------------
 RiverSource Mid Cap Value Fund                     0.1%                                 0.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Select Value
   Fund                                             0.1%                                 0.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Small Cap
   Growth Fund                                      0.5%                                 0.4%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  25

INVESTMENT CHANGES (continued) ----------------------------------------------

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
 RiverSource Partners Small Cap
   Value Fund                                       0.1%                                 0.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              0.1%                                 0.1%
========================================================================================================
                                                   14.2%                                13.0%
--------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
Includes government, corporate,
mortgage and agency securities
--------------------------------------------------------------------------------------------------------
 RiverSource Absolute Return
   Currency and Income Fund                         5.1%                                 4.9%
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Cash Management Fund                   5.3%                                 5.3%
========================================================================================================
                                                  100.0%                               100.0%
--------------------------------------------------------------------------------------------------------

(1) RiverSource Core Bond Fund merged into RiverSource Diversified Bond Fund as of March 14, 2008.
(2) RiverSource International Equity Fund merged into RiverSource Disciplined International Equity Fund as of March 14, 2008.
(3) RiverSource Fundamental Growth Fund merged into RiverSource Growth Fund as of March 14, 2008.
(4) RiverSource Value Fund merged into RiverSource Diversified Equity Income Fund as of March 14, 2008.

PORTFOLIO
ALLOCATION -------------------------------------------------------------
(at July 31, 2008; % of portfolio assets)

 Fixed Income Funds(1)                             70.3%
-------------------------------------------------------------------
 Equity Funds(2)                                   19.3%
-------------------------------------------------------------------
 Alternative Investment(3)                          5.1%
-------------------------------------------------------------------
 Cash Equivalents(4)                                5.3%
-------------------------------------------------------------------

(1) Includes Investment Grade 59.2%, Inflation Protected Securities 8.4% and Global Bond 2.7%.
(2) Includes U.S. Large Cap 9.1%, International 5.1%, Real Estate 2.0%, U.S. Mid Cap 1.9%, Dividend Income 0.6%, U.S. Small Cap 0.5% and U.S. Small-Mid Cap 0.1%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4)  Includes Money Market 5.3%.

TOP FIVE HOLDINGS -------------------------------------------------------------
(at July 31, 2008; % of portfolio assets)

 RiverSource Limited Duration Bond
   Fund                                            24.1%
-------------------------------------------------------------------
 RiverSource Diversified Bond Fund                 19.6%
-------------------------------------------------------------------
 RiverSource Short Duration U.S.
   Government Fund                                 15.5%
-------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                  8.4%
-------------------------------------------------------------------
 RiverSource Cash Management Fund                   5.3%
-------------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

 26 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENT CHANGES ----------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

Fund holdings at July 31, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
FLOATING RATE FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Floating Rate Fund                     0.9%                                 0.9%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
GLOBAL BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Global Bond Fund                       4.1%                                 4.1%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Income Opportunities
   Fund                                             1.2%                                 1.2%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                  8.2%                                 8.3%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate,
mortgage and agency securities
--------------------------------------------------------------------------------------------------------
 RiverSource Core Bond Fund(1)                       --%                                 9.3%
--------------------------------------------------------------------------------------------------------
 RiverSource Diversified Bond Fund                 21.6%                                12.4%
--------------------------------------------------------------------------------------------------------
 RiverSource Limited Duration Bond
   Fund                                            15.4%                                15.5%
--------------------------------------------------------------------------------------------------------
 RiverSource Short Duration U.S.
   Government Fund                                  8.0%                                 8.0%
========================================================================================================
                                                   45.0%                                45.2%
--------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                        1.3%                                 0.7%
--------------------------------------------------------------------------------------------------------
 Threadneedle Emerging Markets Fund                  --%                                 0.7%
--------------------------------------------------------------------------------------------------------
 RiverSource International
   Aggressive Growth Fund                            --%                                 3.6%
--------------------------------------------------------------------------------------------------------
 RiverSource International Equity
   Fund(2)                                           --%                                 1.1%
--------------------------------------------------------------------------------------------------------
 Threadneedle International
   Opportunity Fund                                 1.6%                                 1.6%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners International
   Select Growth Fund                               3.6%                                  --%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners International
   Select Value Fund                                2.3%                                 2.2%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners International
   Small Cap Fund                                   0.3%                                 0.3%
========================================================================================================
                                                    9.1%                                10.2%
--------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Dividend Opportunity
   Fund                                             1.0%                                 1.0%
--------------------------------------------------------------------------------------------------------
 RiverSource Real Estate Fund                       2.0%                                 1.0%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Equity
   Fund                                             3.0%                                 3.0%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Large Cap
   Growth Fund                                      2.5%                                 2.3%
--------------------------------------------------------------------------------------------------------
 RiverSource Diversified Equity
   Income Fund                                      3.0%                                 1.6%
--------------------------------------------------------------------------------------------------------
 RiverSource Fundamental Growth
   Fund(3)                                           --%                                 2.7%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Fundamental
   Value Fund                                       2.2%                                 1.5%
--------------------------------------------------------------------------------------------------------
 RiverSource Growth Fund                            4.8%                                 3.5%
--------------------------------------------------------------------------------------------------------
 RiverSource Large Cap Equity Fund                  0.6%                                 0.8%
--------------------------------------------------------------------------------------------------------
 RiverSource Large Cap Value Fund                   0.2%                                 0.2%
--------------------------------------------------------------------------------------------------------
 RiverSource Value Fund(4)                           --%                                 0.7%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  27

INVESTMENT CHANGES (continued) ----------------------------------------------

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
 RiverSource Partners Aggressive
   Growth Fund                                      1.8%                                 1.8%
--------------------------------------------------------------------------------------------------------
 RiverSource Mid Cap Growth Fund                    1.1%                                 1.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Mid Cap Value Fund                     0.3%                                 0.2%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Select Value
   Fund                                             0.3%                                 0.2%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Small Cap
   Growth Fund                                      0.8%                                 0.8%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Small Cap
   Value Fund                                       0.2%                                 0.2%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              0.1%                                 0.1%
========================================================================================================
                                                   23.9%                                22.7%
--------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
Includes government, corporate,
mortgage and agency securities
--------------------------------------------------------------------------------------------------------
 RiverSource Absolute Return
   Currency and Income Fund                         5.1%                                 5.0%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Cash Management Fund                   2.5%                                 2.4%
========================================================================================================
                                                  100.0%                               100.0%
--------------------------------------------------------------------------------------------------------

(1) RiverSource Core Bond Fund merged into RiverSource Diversified Bond Fund as of March 14, 2008.
(2) RiverSource International Equity Fund merged into RiverSource Disciplined International Equity Fund as of March 14, 2008.
(3) RiverSource Fundamental Growth Fund merged into RiverSource Growth Fund as of March 14, 2008.
(4) RiverSource Value Fund merged into RiverSource Diversified Equity Income Fund as of March 14, 2008.

PORTFOLIO ALLOCATION ----------------------------------------------------------
(at July 31, 2008; % of portfolio assets)

 Fixed Income Funds(1)                             59.4%
-------------------------------------------------------------------
 Equity Funds(2)                                   33.0%
-------------------------------------------------------------------
 Alternative Investment(3)                          5.1%
-------------------------------------------------------------------
 Cash Equivalents(4)                                2.5%
--------------------------------------------------------------------------------------------------------

(1) Includes Investment Grade 45.0%, Inflation Protection Securities 8.2%, Global Bond 4.1%, High Yield 1.2% and Floating Rate 0.9%.
(2) Includes U.S. Large Cap 16.3%, International 9.1%, U.S. Mid Cap 3.5%, Real Estate 2.0%, Dividend Income 1.0%, U.S. Small Cap 1.0% and U.S. Small-Mid Cap 0.1%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4)  Includes Money Market 2.5%.

TOP FIVE HOLDINGS -------------------------------------------------------------
(at July 31, 2008; % of portfolio assets)

 RiverSource Diversified Bond Fund                 21.6%
-------------------------------------------------------------------
 RiverSource Limited Duration Bond
   Fund                                            15.4%
-------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                  8.2%
-------------------------------------------------------------------
 RiverSource Short Duration U.S.
   Government Fund                                  8.0%
-------------------------------------------------------------------
 RiverSource Absolute Return
   Currency and Income Fund                         5.1%
-------------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

 28 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENT CHANGES ----------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

Fund holdings at July 31, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
FLOATING RATE FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Floating Rate Fund                     0.7%                                 0.7%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
GLOBAL BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Global Bond Fund                       5.4%                                 4.7%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Income Opportunities
   Fund                                             3.3%                                 6.4%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INFLATION PROTECTED SECURITIES
   FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                  9.8%                                10.2%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate,
mortgage and agency securities
--------------------------------------------------------------------------------------------------------
 RiverSource Core Bond Fund(1)                       --%                                10.0%
--------------------------------------------------------------------------------------------------------
 RiverSource Diversified Bond Fund                 28.1%                                15.3%
========================================================================================================
                                                   28.1%                                25.3%
--------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                        1.8%                                 1.0%
--------------------------------------------------------------------------------------------------------
 Threadneedle Emerging Markets Fund                  --%                                 1.0%
--------------------------------------------------------------------------------------------------------
 RiverSource International
   Aggressive Growth Fund                            --%                                 5.1%
--------------------------------------------------------------------------------------------------------
 RiverSource International Equity
   Fund(2)                                           --%                                 1.5%
--------------------------------------------------------------------------------------------------------
 Threadneedle International
   Opportunity Fund                                 2.3%                                 2.3%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners International
   Select Growth Fund                               5.2%                                  --%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners International
   Select Value Fund                                3.3%                                 3.2%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners International
   Small Cap Fund                                   0.5%                                 0.5%
========================================================================================================
                                                   13.1%                                14.6%
--------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Dividend Opportunity
   Fund                                             1.5%                                 1.5%
--------------------------------------------------------------------------------------------------------
 RiverSource Real Estate Fund                       2.9%                                 2.0%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Equity
   Fund                                             4.3%                                 4.2%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Large Cap
   Growth Fund                                      3.6%                                 3.3%
--------------------------------------------------------------------------------------------------------
 RiverSource Diversified Equity
   Income Fund                                      4.2%                                 2.3%
--------------------------------------------------------------------------------------------------------
 RiverSource Fundamental Growth
   Fund(3)                                           --%                                 3.6%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Fundamental
   Value Fund                                       3.1%                                 2.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Growth Fund                            7.0%                                 5.2%
--------------------------------------------------------------------------------------------------------
 RiverSource Large Cap Equity Fund                  0.8%                                 1.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Large Cap Value Fund                   0.2%                                 0.3%
--------------------------------------------------------------------------------------------------------
 RiverSource Value Fund(4)                           --%                                 0.9%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  29

INVESTMENT CHANGES (continued) ----------------------------------------------

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
 RiverSource Partners Aggressive
   Growth Fund                                      2.7%                                 2.5%
--------------------------------------------------------------------------------------------------------
 RiverSource Mid Cap Growth Fund                    1.6%                                 1.6%
--------------------------------------------------------------------------------------------------------
 RiverSource Mid Cap Value Fund                     0.4%                                 0.4%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Select Value
   Fund                                             0.4%                                 0.4%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Small Cap
   Growth Fund                                      1.2%                                 1.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Small Cap
   Value Fund                                       0.3%                                 0.3%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              0.2%                                 0.2%
========================================================================================================
                                                   34.4%                                33.0%
--------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
Includes government, corporate,
mortgage and agency securities
--------------------------------------------------------------------------------------------------------
 RiverSource Absolute Return
   Currency and Income Fund                         5.2%                                 5.1%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Cash Management Fund                    --%                                  --%
========================================================================================================
                                                  100.0%                               100.0%
--------------------------------------------------------------------------------------------------------

(1) RiverSource Core Bond Fund merged into RiverSource Diversified Bond Fund as of March 14, 2008.
(2) RiverSource International Equity Fund merged into RiverSource Disciplined International Equity Fund as of March 14, 2008.
(3) RiverSource Fundamental Growth Fund merged into RiverSource Growth Fund as of March 14, 2008.
(4) RiverSource Value Fund merged into RiverSource Diversified Equity Income Fund as of March 14, 2008.

PORTFOLIO
ALLOCATION -------------------------------------------------------------
(at July 31, 2008; % of portfolio assets)

 Fixed Income Funds(1)                             47.3%
-------------------------------------------------------------------
 Equity Funds(2)                                   47.5%
-------------------------------------------------------------------
 Alternative Investment(3)                          5.2%
-------------------------------------------------------------------

(1) Includes Investment Grade 28.1%, Inflation Protected Securities 9.8%, Global Bond 5.4%, High Yield 3.3% and Floating Rate 0.7%.
(2) Includes U.S. Large Cap 23.2%, International 13.1%, U.S. Mid Cap 5.1%, Real Estate 2.9%, Dividend Income 1.5%, U.S. Small Cap 1.5%, and U.S. Small-Mid Cap 0.2%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.

TOP FIVE HOLDINGS -------------------------------------------------------------
(at July 31, 2008; % of portfolio assets)

 RiverSource Diversified Bond Fund                 28.1%
-------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                  9.8%
-------------------------------------------------------------------
 RiverSource Growth Fund                            7.0%
-------------------------------------------------------------------
 RiverSource Global Bond Fund                       5.4%
-------------------------------------------------------------------
 RiverSource Partners International
   Select Growth Fund                               5.2%
-------------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

 30 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENT CHANGES ----------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

Fund holdings at July 31, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                        2.4%                                 1.4%
--------------------------------------------------------------------------------------------------------
 Threadneedle Emerging Markets Fund                  --%                                 1.3%
--------------------------------------------------------------------------------------------------------
 RiverSource International
   Aggressive Growth Fund                            --%                                 6.8%
--------------------------------------------------------------------------------------------------------
 RiverSource International Equity
   Fund(1)                                           --%                                 2.0%
--------------------------------------------------------------------------------------------------------
 Threadneedle International
   Opportunity Fund                                 3.1%                                 3.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners International
   Select Growth Fund                               6.9%                                  --%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners International
   Select Value Fund                                4.5%                                 4.2%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners International
   Small Cap Fund                                   0.6%                                 0.6%
========================================================================================================
                                                   17.5%                                19.4%
--------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Dividend Opportunity
   Fund                                             2.0%                                 2.0%
--------------------------------------------------------------------------------------------------------
 RiverSource Real Estate Fund                       3.0%                                 2.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Equity
   Fund                                             5.7%                                 5.6%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Large Cap
   Growth Fund                                      4.8%                                 4.3%
--------------------------------------------------------------------------------------------------------
 RiverSource Diversified Equity
   Income Fund                                      5.9%                                 3.0%
--------------------------------------------------------------------------------------------------------
 RiverSource Fundamental Growth
   Fund(2)                                           --%                                 4.8%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Fundamental
   Value Fund                                       4.3%                                 2.9%
--------------------------------------------------------------------------------------------------------
 RiverSource Growth Fund                            9.3%                                 6.9%
--------------------------------------------------------------------------------------------------------
 RiverSource Large Cap Equity Fund                  1.1%                                 1.5%
--------------------------------------------------------------------------------------------------------
 RiverSource Large Cap Value Fund                   0.3%                                 0.3%
--------------------------------------------------------------------------------------------------------
 RiverSource Value Fund(3)                           --%                                 1.3%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Aggressive
   Growth Fund                                      3.6%                                 3.3%
--------------------------------------------------------------------------------------------------------
 RiverSource Mid Cap Growth Fund                    2.1%                                 2.2%
--------------------------------------------------------------------------------------------------------
 RiverSource Mid Cap Value Fund                     0.5%                                 0.5%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Select Value
   Fund                                             0.5%                                 0.5%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Small Cap
   Growth Fund                                      1.5%                                 1.5%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Small Cap
   Value Fund                                       0.4%                                 0.4%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              0.3%                                 0.2%
========================================================================================================
                                                   45.3%                                43.3%
--------------------------------------------------------------------------------------------------------
FLOATING RATE FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Floating Rate Fund                     0.3%                                 0.3%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
GLOBAL BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Global Bond Fund                       4.8%                                 4.8%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Income Opportunities
   Fund                                             1.9%                                 1.9%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  31

INVESTMENT CHANGES (continued) ----------------------------------------------

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                 10.3%                                 9.2%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate,
mortgage and agency securities
--------------------------------------------------------------------------------------------------------
 RiverSource Core Bond Fund(4)                       --%                                 6.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Diversified Bond Fund                 14.0%                                 8.0%
--------------------------------------------------------------------------------------------------------
 RiverSource Short Duration U.S.
   Government Fund                                  0.7%                                 1.9%
========================================================================================================
                                                   14.7%                                16.0%
--------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
Includes government, corporate,
mortgage and agency securities
--------------------------------------------------------------------------------------------------------
 RiverSource Absolute Return
   Currency and Income Fund                         5.2%                                 5.1%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Cash Management Fund                    --%                                  --%
========================================================================================================
                                                  100.0%                               100.0%
--------------------------------------------------------------------------------------------------------

(1) RiverSource International Equity Fund merged into RiverSource Disciplined International Equity Fund as of March 14, 2008.
(2) RiverSource Fundamental Growth Fund merged into RiverSource Growth Fund as of March 14, 2008.
(3) RiverSource Value Fund merged into RiverSource Diversified Equity Income Fund as of March 14, 2008.
(4) RiverSource Core Bond Fund merged into RiverSource Diversified Bond Fund as of March 14, 2008.

PORTFOLIO
ALLOCATION -------------------------------------------------------------
(at July 31, 2008; % of portfolio assets)

 Fixed Income Funds(1)                             32.0%
-------------------------------------------------------------------
 Equity Funds(2)                                   62.8%
-------------------------------------------------------------------
 Alternative Investment(3)                          5.2%
-------------------------------------------------------------------

(1) Includes Investment Grade 14.7%, Inflation Protected Securities 10.3%, Global Bond 4.8%, High Yield 1.9% and Floating Rate 0.3%.
(2) Includes U.S. Large Cap 31.4%, International 17.5%, U.S. Mid Cap 6.7%, Real Estate 3.0%, Dividend Income 2.0%, U.S. Small Cap 1.9% and U.S. Small-Mid Cap 0.3%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.

TOP FIVE HOLDINGS -------------------------------------------------------------
(at July 31, 2008; % of portfolio assets)

 RiverSource Diversified Bond Fund                 14.0%
-------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                 10.3%
-------------------------------------------------------------------
 RiverSource Growth Fund                            9.3%
-------------------------------------------------------------------
 RiverSource Partners International
   Select Growth Fund                               6.9%
-------------------------------------------------------------------
 RiverSource Diversified Equity
   Income Fund                                      5.9%
-------------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

 32 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENT CHANGES ----------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

Fund holdings at July 31, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                        3.0%                                 1.7%
--------------------------------------------------------------------------------------------------------
 Threadneedle Emerging Markets Fund                  --%                                 1.6%
--------------------------------------------------------------------------------------------------------
 RiverSource International
   Aggressive Growth Fund                            --%                                 8.6%
--------------------------------------------------------------------------------------------------------
 RiverSource International Equity
   Fund(1)                                           --%                                 2.5%
--------------------------------------------------------------------------------------------------------
 Threadneedle International
   Opportunity Fund                                 3.9%                                 3.9%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners International
   Select Growth Fund                               8.7%                                  --%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners International
   Select Value Fund                                5.6%                                 5.3%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners International
   Small Cap Fund                                   0.8%                                 0.8%
========================================================================================================
                                                   22.0%                                24.4%
--------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Dividend Opportunity
   Fund                                             2.5%                                 2.5%
--------------------------------------------------------------------------------------------------------
 RiverSource Real Estate Fund                       3.1%                                 2.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Equity
   Fund                                             7.2%                                 7.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Large Cap
   Growth Fund                                      6.0%                                 5.5%
--------------------------------------------------------------------------------------------------------
 RiverSource Diversified Equity
   Income Fund                                      7.3%                                 3.8%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Fundamental
   Value Fund                                       5.4%                                 3.6%
--------------------------------------------------------------------------------------------------------
 RiverSource Fundamental Growth
   Fund(2)                                           --%                                 6.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Growth Fund                           11.6%                                 8.7%
--------------------------------------------------------------------------------------------------------
 RiverSource Large Cap Equity Fund                  1.4%                                 1.9%
--------------------------------------------------------------------------------------------------------
 RiverSource Large Cap Value Fund                   0.4%                                 0.4%
--------------------------------------------------------------------------------------------------------
 RiverSource Value Fund(3)                           --%                                 1.6%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Aggressive
   Growth Fund                                      4.5%                                 4.2%
--------------------------------------------------------------------------------------------------------
 RiverSource Mid Cap Growth Fund                    2.7%                                 2.7%
--------------------------------------------------------------------------------------------------------
 RiverSource Mid Cap Value Fund                     0.6%                                 0.6%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Select Value
   Fund                                             0.6%                                 0.6%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Small Cap
   Growth Fund                                      2.0%                                 1.9%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Small Cap
   Value Fund                                       0.5%                                 0.5%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              0.3%                                 0.3%
========================================================================================================
                                                   56.1%                                54.1%
--------------------------------------------------------------------------------------------------------
FLOATING RATE FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Floating Rate Fund                     1.0%                                 0.9%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
GLOBAL BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Global Bond Fund                       1.0%                                 1.0%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Income Opportunities
   Fund                                             1.6%                                 1.6%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  33

INVESTMENT CHANGES (continued) ----------------------------------------------

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                  5.0%                                 3.4%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate,
mortgage and agency securities
--------------------------------------------------------------------------------------------------------
 RiverSource Core Bond Fund(4)                       --%                                 3.6%
--------------------------------------------------------------------------------------------------------
 RiverSource Diversified Bond Fund                  6.6%                                 3.3%
--------------------------------------------------------------------------------------------------------
 RiverSource Short Duration U.S.
   Government Fund                                  1.4%                                 2.5%
========================================================================================================
                                                    8.0%                                 9.4%
--------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
Includes government, corporate,
mortgage and agency securities
--------------------------------------------------------------------------------------------------------
 RiverSource Absolute Return
   Currency and Income Fund                         5.3%                                 5.2%
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Cash Management Fund                    --%                                  --%
========================================================================================================
                                                  100.0%                               100.0%
--------------------------------------------------------------------------------------------------------

(1) RiverSource International Equity Fund merged into RiverSource Disciplined International Equity Fund as of March 14, 2008.

(2) RiverSource Fundamental Growth Fund merged into RiverSource Growth Fund as of March 14, 2008.

(3) RiverSource Value Fund merged into RiverSource Diversified Equity Income Fund as of March 14, 2008.

(4) RiverSource Core Bond Fund merged into RiverSource Diversified Bond Fund as of March 14, 2008.

PORTFOLIO ALLOCATION ----------------------------------------------------------
(at July 31, 2008; % of portfolio assets)

 Fixed Income Funds(1)                             16.6%
-------------------------------------------------------------------
 Equity Funds(2)                                   78.1%
-------------------------------------------------------------------
 Alternative Investment(3)                          5.3%
-------------------------------------------------------------------

(1) Includes Investment Grade 8.0%, Inflation Protected Securities 5.0%, High Yield 1.6%, Floating Rate 1.0% and Global Bond 1.0%.
(2) Includes U.S. Large Cap 39.3%, International 22.0%, U.S. Mid Cap 8.4%, Real Estate 3.1%, Dividend Income 2.5%, U.S. Small Cap 2.5% and U.S. Small-Mid Cap 0.3%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.

TOP FIVE HOLDINGS ---------------------------------------------------------- (at
July 31, 2008; % of portfolio assets)

 RiverSource Growth Fund                           11.6%
-------------------------------------------------------------------
 RiverSource Partners International
   Select Growth Fund                               8.7%
-------------------------------------------------------------------
 RiverSource Diversified Equity
   Income Fund                                      7.3%
-------------------------------------------------------------------
 RiverSource Disciplined Equity
   Fund                                             7.2%
-------------------------------------------------------------------
 RiverSource Diversified Bond Fund                  6.6%
-------------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

 34 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENT CHANGES ----------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

Fund holdings at July 31, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                        3.7%                                 2.0%
--------------------------------------------------------------------------------------------------------
 Threadneedle Emerging Markets Fund                  --%                                 2.0%
--------------------------------------------------------------------------------------------------------
 RiverSource International
   Aggressive Growth Fund                            --%                                10.4%
--------------------------------------------------------------------------------------------------------
 RiverSource International Equity
   Fund(1)                                           --%                                 3.1%
--------------------------------------------------------------------------------------------------------
 Threadneedle International
   Opportunity Fund                                 4.7%                                 4.7%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners International
   Select Growth Fund                              10.6%                                  --%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners International
   Select Value Fund                                6.8%                                 6.4%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners International
   Small Cap Fund                                   1.0%                                 1.0%
========================================================================================================
                                                   26.8%                                29.6%
--------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Dividend Opportunity
   Fund                                             3.0%                                 3.0%
--------------------------------------------------------------------------------------------------------
 RiverSource Real Estate Fund                       3.1%                                 2.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Equity
   Fund                                             8.7%                                 8.6%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Large Cap
   Growth Fund                                      7.3%                                 6.6%
--------------------------------------------------------------------------------------------------------
 RiverSource Diversified Equity
   Income Fund                                      9.0%                                 4.6%
--------------------------------------------------------------------------------------------------------
 RiverSource Fundamental Growth
   Fund(2)                                           --%                                 7.6%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Fundamental
   Value Fund                                       6.6%                                 4.4%
--------------------------------------------------------------------------------------------------------
 RiverSource Growth Fund                           14.3%                                10.2%
--------------------------------------------------------------------------------------------------------
 RiverSource Large Cap Equity Fund                  1.7%                                 2.3%
--------------------------------------------------------------------------------------------------------
 RiverSource Large Cap Value Fund                   0.5%                                 0.5%
--------------------------------------------------------------------------------------------------------
 RiverSource Value Fund(3)                           --%                                 2.0%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Aggressive
   Growth Fund                                      5.5%                                 5.1%
--------------------------------------------------------------------------------------------------------
 RiverSource Mid Cap Growth Fund                    3.3%                                 3.3%
--------------------------------------------------------------------------------------------------------
 RiverSource Mid Cap Value Fund                     0.7%                                 0.7%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Select Value
   Fund                                             0.8%                                 0.7%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Small Cap
   Growth Fund                                      2.4%                                 2.3%
--------------------------------------------------------------------------------------------------------
 RiverSource Partners Small Cap
   Value Fund                                       0.6%                                 0.6%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              0.4%                                 0.4%
========================================================================================================
                                                   67.9%                                65.0%
--------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
Includes government, corporate,
mortgage and agency securities
--------------------------------------------------------------------------------------------------------
 RiverSource Absolute Return
   Currency and Income Fund                         5.3%                                 5.4%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Cash Management Fund                    --%                                  --%
========================================================================================================
                                                  100.0%                               100.0%
--------------------------------------------------------------------------------------------------------

(1) RiverSource International Equity Fund merged into RiverSource Disciplined International Equity Fund as of March 14, 2008.
(2) RiverSource Fundamental Growth Fund merged into RiverSource Growth Fund as of March 14, 2008.
(3) RiverSource Value Fund merged into RiverSource Diversified Equity Income Fund as of March 14, 2008.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  35

INVESTMENT CHANGES (continued) ----------------------------------------------

PORTFOLIO ALLOCATION ----------------------------------------------------------
(at July 31, 2008; % of portfolio assets)

 Equity Funds(1)                                   94.7%
-------------------------------------------------------------------
 Alternative Investment(2)                          5.3%
-------------------------------------------------------------------

(1) Includes U.S. Large Cap 48.1%, International 26.8%, U.S. Mid Cap 10.3%, Real Estate 3.1%, Dividend Income 3.0%, U.S. Small Cap 3.0% and
     U.S. Small-Mid Cap 0.4%.
(2) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.

TOP FIVE HOLDINGS ---------------------------------------------------------- (at
July 31, 2008; % of portfolio assets)

 RiverSource Growth Fund                           14.3%
-------------------------------------------------------------------
 RiverSource Partners International
   Select Growth Fund                              10.6%
-------------------------------------------------------------------
 RiverSource Diversified Equity
   Income Fund                                      9.0%
-------------------------------------------------------------------
 RiverSource Disciplined Equity
   Fund                                             8.7%
-------------------------------------------------------------------
 RiverSource Disciplined Large Cap
   Growth Fund                                      7.3%
-------------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

 36 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLES --------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (also referred to as "acquired funds") in which each Fund invests. The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2008.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  37

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

RiverSource Portfolio Builder Conservative Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          FEB. 1, 2008          JULY 31, 2008         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $970.90               $2.21                    $5.15
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.63               $2.26                    $5.28
---------------------------------------------------------------------------------------------------------------------------------
 Class B
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $967.20               $5.92                    $8.85
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,018.85               $6.07                    $9.09
---------------------------------------------------------------------------------------------------------------------------------
 Class C
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $967.40               $5.87                    $8.80
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,018.90               $6.02                    $9.04
---------------------------------------------------------------------------------------------------------------------------------
 Class R4
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $972.60               $1.86                    $4.81
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.97               $1.91                    $4.93
---------------------------------------------------------------------------------------------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .45%                  .60%                  1.05%
-------------------------------------------------------------------------------------------------------------------------------
 Class B                                                             1.21%                  .60%                  1.81%
-------------------------------------------------------------------------------------------------------------------------------
 Class C                                                             1.20%                  .60%                  1.80%
-------------------------------------------------------------------------------------------------------------------------------
 Class R4                                                             .38%                  .60%                   .98%
-------------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.67% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2008, the actual expenses paid would have been $5.49 for Class A, $9.20 for Class B, $9.15 for Class C and $5.15 for Class R4; the hypothetical expenses paid would have been $5.63 for Class A, $9.44 for Class B, $9.39 for Class C and $5.28 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2008: -2.91% for Class A, -3.28% for Class B, -3.26% for Class C and -2.74% for Class R4.

--------------------------------------------------------------------------------

 38 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Conservative Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          FEB. 1, 2008          JULY 31, 2008         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $963.50               $2.05                    $5.27
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.77               $2.11                    $5.43
---------------------------------------------------------------------------------------------------------------------------------
 Class B
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $959.70               $5.70                    $8.92
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,019.05               $5.87                    $9.19
---------------------------------------------------------------------------------------------------------------------------------
 Class C
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $959.70               $5.70                    $8.92
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,019.05               $5.87                    $9.19
---------------------------------------------------------------------------------------------------------------------------------
 Class R4
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $966.00               $1.56                    $4.79
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.27               $1.61                    $4.93
---------------------------------------------------------------------------------------------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .42%                  .66%                  1.08%
-------------------------------------------------------------------------------------------------------------------------------
 Class B                                                             1.17%                  .66%                  1.83%
-------------------------------------------------------------------------------------------------------------------------------
 Class C                                                             1.17%                  .66%                  1.83%
-------------------------------------------------------------------------------------------------------------------------------
 Class R4                                                             .32%                  .66%                   .98%
-------------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.71% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2008, the actual expenses paid would have been $5.52 for Class A, $9.16 for Class B, $9.16 for Class C and $5.03 for Class R4; the hypothetical expenses paid would have been $5.68 for Class A, $9.44 for Class B, $9.44 for Class C and $5.18 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2008: -3.65% for Class A, -4.03% for Class B, -4.03% for Class C and -3.40% for Class R4.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  39

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

RiverSource Portfolio Builder Moderate Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          FEB. 1, 2008          JULY 31, 2008         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $957.20               $2.04                    $5.55
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.77               $2.11                    $5.73
---------------------------------------------------------------------------------------------------------------------------------
 Class B
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $954.20               $5.73                    $9.23
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,019.00               $5.92                    $9.54
---------------------------------------------------------------------------------------------------------------------------------
 Class C
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $954.30               $5.69                    $9.18
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,019.05               $5.87                    $9.49
---------------------------------------------------------------------------------------------------------------------------------
 Class R4
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $960.20               $1.51                    $5.02
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.32               $1.56                    $5.18
---------------------------------------------------------------------------------------------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .42%                  .72%                  1.14%
-------------------------------------------------------------------------------------------------------------------------------
 Class B                                                             1.18%                  .72%                  1.90%
-------------------------------------------------------------------------------------------------------------------------------
 Class C                                                             1.17%                  .72%                  1.89%
-------------------------------------------------------------------------------------------------------------------------------
 Class R4                                                             .31%                  .72%                  1.03%
-------------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.75% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2008, the actual expenses paid would have been $5.69 for Class A, $9.38 for Class B, $9.33 for Class C and $5.17 for Class R4; the hypothetical expenses paid would have been $5.88 for Class A, $9.69 for Class B, $9.64 for Class C and $5.33 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2008: -4.28% for Class A, -4.58% for Class B, -4.57% for Class C and -3.98% for Class R4.

--------------------------------------------------------------------------------

 40 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Aggressive Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          FEB. 1, 2008          JULY 31, 2008         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $949.50               $2.18                    $5.87
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.63               $2.26                    $6.09
---------------------------------------------------------------------------------------------------------------------------------
 Class B
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $946.50               $5.86                    $9.53
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,018.85               $6.07                    $9.89
---------------------------------------------------------------------------------------------------------------------------------
 Class C
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $945.60               $5.85                    $9.53
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,018.85               $6.07                    $9.89
---------------------------------------------------------------------------------------------------------------------------------
 Class R4
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $950.60               $1.65                    $5.33
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.17               $1.71                    $5.53
---------------------------------------------------------------------------------------------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .45%                  .76%                  1.21%
-------------------------------------------------------------------------------------------------------------------------------
 Class B                                                             1.21%                  .76%                  1.97%
-------------------------------------------------------------------------------------------------------------------------------
 Class C                                                             1.21%                  .76%                  1.97%
-------------------------------------------------------------------------------------------------------------------------------
 Class R4                                                             .34%                  .76%                  1.10%
-------------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.78% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2008, the actual expenses paid would have been $5.96 for Class A, $9.63 for Class B, $9.63 for Class C and $5.43 for Class R4; the hypothetical expenses paid would have been $6.19 for Class A, $9.99 for Class B, $9.99 for Class C and $5.63 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2008: -5.05% for Class A, -5.35% for Class B, -5.44% for Class C and -4.94% for Class R4.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  41

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

RiverSource Portfolio Builder Aggressive Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          FEB. 1, 2008          JULY 31, 2008         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $939.80               $2.32                    $6.17
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.48               $2.41                    $6.44
---------------------------------------------------------------------------------------------------------------------------------
 Class B
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $936.40               $5.97                    $9.82
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,018.70               $6.22                   $10.24
---------------------------------------------------------------------------------------------------------------------------------
 Class C
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $936.10               $5.92                    $9.77
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,018.75               $6.17                   $10.19
---------------------------------------------------------------------------------------------------------------------------------
 Class R4
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $942.70               $1.74                    $5.60
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.07               $1.81                    $5.83
---------------------------------------------------------------------------------------------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .48%                  .80%                  1.28%
-------------------------------------------------------------------------------------------------------------------------------
 Class B                                                             1.24%                  .80%                  2.04%
-------------------------------------------------------------------------------------------------------------------------------
 Class C                                                             1.23%                  .80%                  2.03%
-------------------------------------------------------------------------------------------------------------------------------
 Class R4                                                             .36%                  .80%                  1.16%
-------------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.82% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2008, the actual expenses paid would have been $6.27 for Class A, $9.92 for Class B, $9.87 for Class C and $5.70 for Class R4; the hypothetical expenses paid would have been $6.54 for Class A, $10.34 for Class B, $10.29 for Class C and $5.94 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2008: -6.02% for Class A, -6.36% for Class B, -6.39% for Class C and -5.73% for Class R4.

--------------------------------------------------------------------------------

 42 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Portfolio Builder Total Equity Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          FEB. 1, 2008          JULY 31, 2008         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $931.60               $2.35                    $6.39
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.43               $2.46                    $6.69
---------------------------------------------------------------------------------------------------------------------------------
 Class B
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $928.20               $5.99                   $10.02
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,018.65               $6.27                   $10.49
---------------------------------------------------------------------------------------------------------------------------------
 Class C
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $928.80               $5.95                    $9.97
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,018.70               $6.22                   $10.44
---------------------------------------------------------------------------------------------------------------------------------
 Class R4
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                 $1,000                 $933.80               $1.73                    $5.77
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.07               $1.81                    $6.04
---------------------------------------------------------------------------------------------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .49%                  .84%                  1.33%
-------------------------------------------------------------------------------------------------------------------------------
 Class B                                                             1.25%                  .84%                  2.09%
-------------------------------------------------------------------------------------------------------------------------------
 Class C                                                             1.24%                  .84%                  2.08%
-------------------------------------------------------------------------------------------------------------------------------
 Class R4                                                             .36%                  .84%                  1.20%
-------------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.85% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2008, the actual expenses paid would have been $6.44 for Class A, $10.07 for Class B, $10.02 for Class C and $5.82 for Class R4; the hypothetical expenses paid would have been $6.74 for Class A, $10.54 for Class B, $10.49 for Class C and $6.09 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2008: -6.84% for Class A, -7.18% for Class B, -7.12% for Class C and -6.62% for Class R4.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  43

INVESTMENTS IN AFFILIATED FUNDS ---------------------------------------------

RiverSource Portfolio Builder Conservative Fund
JULY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (70.2%)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (2.7%)
RiverSource Global Bond Fund                        737,094              $5,078,576
-----------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (8.4%)
RiverSource Inflation Protected Securities
 Fund                                             1,556,648              15,986,776
-----------------------------------------------------------------------------------

INVESTMENT GRADE (59.1%)
RiverSource Diversified Bond Fund                 7,945,114              37,183,136
RiverSource Limited Duration Bond Fund            4,892,316(c)           45,743,157
RiverSource Short Duration U.S. Government
 Fund                                             6,296,016              29,339,434
                                                                    ---------------
Total                                                                   112,265,727
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $135,955,883)                                                   $133,331,079
-----------------------------------------------------------------------------------

EQUITY FUNDS (19.3%)
                                                 SHARES                   VALUE(A)
DIVIDEND INCOME (0.6%)
RiverSource Dividend Opportunity Fund              143,463              $1,103,231
----------------------------------------------------------------------------------

INTERNATIONAL (5.0%)
RiverSource Disciplined International Equity
 Fund                                              135,036               1,322,003
RiverSource Partners International Select
 Growth Fund                                       490,524               3,781,942
RiverSource Partners International Select
 Value Fund                                        289,237(b)            2,444,052
RiverSource Partners International Small Cap
 Fund                                               53,226                 354,488
Threadneedle International Opportunity Fund        173,144               1,688,155
                                                                   ---------------
Total                                                                    9,590,640
----------------------------------------------------------------------------------

REAL ESTATE (2.0%)
RiverSource Real Estate Fund                       321,019               3,791,233
----------------------------------------------------------------------------------

U.S. LARGE CAP (9.1%)
RiverSource Disciplined Equity Fund                532,046               3,155,033
RiverSource Disciplined Large Cap Growth Fund      293,026               2,605,003
RiverSource Diversified Equity Income Fund         317,019               3,227,249
RiverSource Growth Fund                            182,999               5,105,675
RiverSource Large Cap Equity Fund                  133,137                 605,775
RiverSource Large Cap Value Fund                    43,727                 183,652
RiverSource Partners Fundamental Value Fund        437,033               2,359,980
                                                                   ---------------
Total                                                                   17,242,367
----------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)
                                                 SHARES                   VALUE(A)

U.S. MID CAP (1.9%)
RiverSource Mid Cap Growth Fund                    127,962              $1,179,811
RiverSource Mid Cap Value Fund                      32,898                 267,790
RiverSource Partners Aggressive Growth Fund        204,811(b)            1,970,283
RiverSource Partners Select Value Fund              60,343                 275,164
                                                                   ---------------
Total                                                                    3,693,048
----------------------------------------------------------------------------------

U.S. SMALL CAP (0.6%)
RiverSource Partners Small Cap Growth Fund         206,008                 846,692
RiverSource Partners Small Cap Value Fund           49,314                 219,940
                                                                   ---------------
Total                                                                    1,066,632
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        17,570                 147,765
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $41,408,651)                                                    $36,634,916
----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (5.1%)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                        982,984              $9,633,247
-----------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $9,685,982)                                                       $9,633,247
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (5.3%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                 10,102,398             $10,102,398
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $10,102,398)                                                     $10,102,398
-----------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $197,152,914)(d)                                                $189,701,640
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding - See Note 6 to the financial statements.

(d) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $197,153,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $    614,000
Unrealized depreciation                                                (8,065,000)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $ (7,451,000)
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 44 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 SEMIANNUAL REPORT

RiverSource Portfolio Builder Conservative Fund

FAIR VALUE MEASUREMENTS
Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    - Level 1 - quoted prices in active markets for identical securities

    - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

    - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                                                FAIR VALUE AT JULY 31, 2008
                                                          -----------------------------------------------------------------------
                                                              LEVEL 1             LEVEL 2
                                                           QUOTED PRICES           OTHER           LEVEL 3
                                                             IN ACTIVE          SIGNIFICANT      SIGNIFICANT
                                                            MARKETS FOR         OBSERVABLE       UNOBSERVABLE
DESCRIPTION                                               IDENTICAL ASSETS        INPUTS            INPUTS             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                             $189,701,640           $--               $--             $189,701,640

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

               RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 SEMIANNUAL REPORT  45

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Portfolio Builder Moderate Conservative Fund
JULY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (59.4%)
                                                 SHARES                   VALUE(A)
FLOATING RATE (0.9%)
RiverSource Floating Rate Fund                     400,088              $3,584,790
----------------------------------------------------------------------------------

GLOBAL BOND (4.1%)
RiverSource Global Bond Fund                     2,287,748              15,762,586
----------------------------------------------------------------------------------

HIGH YIELD (1.2%)
RiverSource Income Opportunities Fund              507,148               4,741,835
----------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (8.1%)
RiverSource Inflation Protected Securities
 Fund                                            3,083,218              31,664,648
----------------------------------------------------------------------------------

INVESTMENT GRADE (45.1%)
RiverSource Diversified Bond Fund               17,922,026              83,875,084
RiverSource Limited Duration Bond Fund           6,404,095(c)           59,878,289
RiverSource Short Duration U.S. Government
 Fund                                            6,690,765              31,178,965
                                                                   ---------------
Total                                                                  174,932,338
----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $235,045,190)                                                  $230,686,197
----------------------------------------------------------------------------------

EQUITY FUNDS (32.9%)
                                                  SHARES                   VALUE(A)
DIVIDEND INCOME (1.0%)
RiverSource Dividend Opportunity Fund               520,164              $4,000,064
-----------------------------------------------------------------------------------

INTERNATIONAL (9.1%)
RiverSource Disciplined International Equity
 Fund                                               495,620               4,852,118
RiverSource Partners International Select
 Growth Fund                                      1,807,214              13,933,620
RiverSource Partners International Select
 Value Fund                                       1,060,135(b)            8,958,138
RiverSource Partners International Small Cap
 Fund                                               192,215               1,280,151
Threadneedle International Opportunity Fund         634,273               6,184,161
                                                                    ---------------
Total                                                                    35,208,188
-----------------------------------------------------------------------------------

REAL ESTATE (2.0%)
RiverSource Real Estate Fund                        654,482               7,729,429
-----------------------------------------------------------------------------------

U.S. LARGE CAP (16.2%)
RiverSource Disciplined Equity Fund               1,939,928              11,503,775
RiverSource Disciplined Large Cap Growth Fund     1,074,886               9,555,739
RiverSource Diversified Equity Income Fund        1,155,063              11,758,538
RiverSource Growth Fund                             669,305              18,673,621
RiverSource Large Cap Equity Fund                   488,822               2,224,142
RiverSource Large Cap Value Fund                    152,725                 641,447
RiverSource Partners Fundamental Value Fund       1,590,329               8,587,776
                                                                    ---------------
Total                                                                    62,945,038
-----------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)
                                                  SHARES                   VALUE(A)

U.S. MID CAP (3.5%)
RiverSource Mid Cap Growth Fund                     465,189              $4,289,041
RiverSource Mid Cap Value Fund                      121,738                 990,949
RiverSource Partners Aggressive Growth Fund         747,784(b)            7,193,683
RiverSource Partners Select Value Fund              223,447               1,018,916
                                                                    ---------------
Total                                                                    13,492,589
-----------------------------------------------------------------------------------

U.S. SMALL CAP (1.0%)
RiverSource Partners Small Cap Growth Fund          755,420               3,104,777
RiverSource Partners Small Cap Value Fund           186,396                 831,327
                                                                    ---------------
Total                                                                     3,936,104
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                         63,257                 531,993
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $145,767,134)                                                   $127,843,405
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (5.1%)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                      2,028,591             $19,880,191
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $20,003,454)                                                     $19,880,191
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (2.5%)
                                                  SHARES                   VALUE(A)

MONEY MARKET
RiverSource Cash Management Fund                  9,676,277              $9,676,277
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $9,676,277)                                                       $9,676,277
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $410,492,055)(d)                                                $388,086,070
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding - See Note 6 to the financial statements.

(d) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $410,492,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                $1,895,000
Unrealized depreciation                                               (24,301,000)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $(22,406,000)
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 46 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 SEMIANNUAL REPORT

RiverSource Portfolio Builder Moderate Conservative Fund

FAIR VALUE MEASUREMENTS
Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    - Level 1 - quoted prices in active markets for identical securities

    - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

    - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                                                 FAIR VALUE AT JULY 31, 2008
                                                            ---------------------------------------------------------------------
                                                                LEVEL 1             LEVEL 2
                                                             QUOTED PRICES           OTHER           LEVEL 3
                                                               IN ACTIVE          SIGNIFICANT      SIGNIFICANT
                                                              MARKETS FOR         OBSERVABLE       UNOBSERVABLE
DESCRIPTION                                                 IDENTICAL ASSETS        INPUTS            INPUTS            TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                               $388,086,070           $--               $--           $388,086,070

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

               RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 SEMIANNUAL REPORT  47

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Portfolio Builder Moderate Fund
JULY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (47.4%)
                                                 SHARES                   VALUE(A)
DIVIDEND INCOME (1.5%)
RiverSource Dividend Opportunity Fund            2,027,313             $15,590,036
----------------------------------------------------------------------------------

INTERNATIONAL (13.1%)
RiverSource Disciplined International Equity
 Fund                                            1,926,776              18,863,140
RiverSource Partners International Select
 Growth Fund                                     7,007,969(c)           54,031,444
RiverSource Partners International Select
 Value Fund                                      4,117,423(b)           34,792,221
RiverSource Partners International Small Cap
 Fund                                              742,001(c)            4,941,729
Threadneedle International Opportunity Fund      2,464,291              24,026,836
                                                                   ---------------
Total                                                                  136,655,370
----------------------------------------------------------------------------------

REAL ESTATE (2.9%)
RiverSource Real Estate Fund                     2,601,755(c)           30,726,724
----------------------------------------------------------------------------------

U.S. LARGE CAP (23.2%)
RiverSource Disciplined Equity Fund              7,526,167              44,630,173
RiverSource Disciplined Large Cap Growth Fund    4,171,192(c)           37,081,900
RiverSource Diversified Equity Income Fund       4,350,880              44,291,957
RiverSource Growth Fund                          2,600,086              72,542,388
RiverSource Large Cap Equity Fund                1,903,956               8,662,999
RiverSource Large Cap Value Fund                   603,176               2,533,340
RiverSource Partners Fundamental Value Fund      5,939,778              32,074,802
                                                                   ---------------
Total                                                                  241,817,559
----------------------------------------------------------------------------------

U.S. MID CAP (5.0%)
RiverSource Mid Cap Growth Fund                  1,804,248              16,635,170
RiverSource Mid Cap Value Fund                     475,389               3,869,669
RiverSource Partners Aggressive Growth Fund      2,903,501(b)           27,931,682
RiverSource Partners Select Value Fund             872,337               3,977,855
                                                                   ---------------
Total                                                                   52,414,376
----------------------------------------------------------------------------------

U.S. SMALL CAP (1.5%)
RiverSource Partners Small Cap Growth Fund       2,968,095(c)           12,198,872
RiverSource Partners Small Cap Value Fund          709,119               3,162,671
                                                                   ---------------
Total                                                                   15,361,543
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                       256,896(c)            2,160,494
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $565,836,844)                                                  $494,726,102
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (47.3%)
                                                  SHARES                   VALUE(A)
FLOATING RATE (0.7%)
RiverSource Floating Rate Fund                      810,726              $7,264,101
-----------------------------------------------------------------------------------

GLOBAL BOND (5.4%)
RiverSource Global Bond Fund                      8,170,573(c)           56,295,250
-----------------------------------------------------------------------------------

HIGH YIELD (3.3%)
RiverSource Income Opportunities Fund             3,648,851(c)           34,116,755
-----------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (9.8%)
RiverSource Inflation Protected Securities
 Fund                                             9,951,186(c)          102,198,684
-----------------------------------------------------------------------------------

INVESTMENT GRADE (28.1%)
RiverSource Diversified Bond Fund                62,582,872(c)          292,887,840
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $496,440,695)                                                   $492,762,630
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (5.2%)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                      5,480,527(c)          $53,709,164
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $54,223,967)                                                     $53,709,164
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                         84                     $84
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $84)                                                                     $84
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,116,501,590)(d)                                            $1,041,197,980
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding - See Note 6 to the financial statements.

(d) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $1,116,502,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $9,128,000
Unrealized depreciation                                                      (84,432,000)
----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(75,304,000)
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 48 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

RiverSource Portfolio Builder Moderate Fund

FAIR VALUE MEASUREMENTS
Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    - Level 1 - quoted prices in active markets for identical securities

    - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

    - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                                                FAIR VALUE AT JULY 31, 2008
                                                          -----------------------------------------------------------------------
                                                              LEVEL 1             LEVEL 2
                                                           QUOTED PRICES           OTHER           LEVEL 3
                                                             IN ACTIVE          SIGNIFICANT      SIGNIFICANT
                                                            MARKETS FOR         OBSERVABLE       UNOBSERVABLE
DESCRIPTION                                               IDENTICAL ASSETS        INPUTS            INPUTS             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                            $1,041,197,980          $--               $--           $1,041,197,980

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  49

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Portfolio Builder Moderate Aggressive Fund
JULY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (62.8%)
                                                 SHARES                   VALUE(A)
DIVIDEND INCOME (2.0%)
RiverSource Dividend Opportunity Fund            2,853,398             $21,942,632
----------------------------------------------------------------------------------

INTERNATIONAL (17.5%)
RiverSource Disciplined International Equity
 Fund                                            2,743,153              26,855,469
RiverSource Partners International Select
 Growth Fund                                     9,989,225(c)           77,016,923
RiverSource Partners International Select
 Value Fund                                      5,871,831(b)           49,616,969
RiverSource Partners International Small Cap
 Fund                                            1,051,278(c)            7,001,514
Threadneedle International Opportunity Fund      3,499,152(c)           34,116,731
                                                                   ---------------
Total                                                                  194,607,606
----------------------------------------------------------------------------------

REAL ESTATE (3.0%)
RiverSource Real Estate Fund                     2,849,752(c)           33,655,574
----------------------------------------------------------------------------------

U.S. LARGE CAP (31.3%)
RiverSource Disciplined Equity Fund             10,746,560              63,727,102
RiverSource Disciplined Large Cap Growth Fund    5,955,063(c)           52,940,515
RiverSource Diversified Equity Income Fund       6,392,665              65,077,333
RiverSource Growth Fund                          3,694,710             103,082,403
RiverSource Large Cap Equity Fund                2,712,458              12,341,683
RiverSource Large Cap Value Fund                   848,238(c)            3,562,600
RiverSource Partners Fundamental Value Fund      8,798,206(c)           47,510,315
                                                                   ---------------
Total                                                                  348,241,951
----------------------------------------------------------------------------------

U.S. MID CAP (6.7%)
RiverSource Mid Cap Growth Fund                  2,572,486              23,718,318
RiverSource Mid Cap Value Fund                     667,353               5,432,256
RiverSource Partners Aggressive Growth Fund      4,132,032(b,c)         39,750,147
RiverSource Partners Select Value Fund           1,225,100               5,586,456
                                                                   ---------------
Total                                                                   74,487,177
----------------------------------------------------------------------------------

U.S. SMALL CAP (2.0%)
RiverSource Partners Small Cap Growth Fund       4,209,781(c)           17,302,199
RiverSource Partners Small Cap Value Fund        1,007,023               4,491,324
                                                                   ---------------
Total                                                                   21,793,523
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.3%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                       354,636(c)            2,982,485
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $798,225,730)                                                  $697,710,948
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (32.0%)
                                                  SHARES                   VALUE(A)
FLOATING RATE (0.3%)
RiverSource Floating Rate Fund                      391,515              $3,507,971
-----------------------------------------------------------------------------------

GLOBAL BOND (4.8%)
RiverSource Global Bond Fund                      7,803,598(c)           53,766,789
-----------------------------------------------------------------------------------

HIGH YIELD (1.9%)
RiverSource Income Opportunities Fund             2,245,527(c)           20,995,678
-----------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (10.3%)
RiverSource Inflation Protected Securities
 Fund                                            11,174,813(c)          114,765,330
-----------------------------------------------------------------------------------

INVESTMENT GRADE (14.7%)
RiverSource Diversified Bond Fund                33,265,904             155,684,429
RiverSource Short Duration U.S. Government
 Fund                                             1,530,845               7,133,737
                                                                    ---------------
Total                                                                   162,818,166
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $354,061,861)                                                   $355,853,934
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (5.2%)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                      5,906,320(c)          $57,881,935
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $58,537,079)                                                     $57,881,935
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                         40                     $40
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $40)                                                                     $40
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,210,824,710)(d)                                            $1,111,446,857
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding - See Note 6 to the financial statements.

(d) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $1,210,825,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $  12,799,000
Unrealized depreciation                                               (112,177,000)
----------------------------------------------------------------------------------
Net unrealized depreciation                                          $ (99,378,000)
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 50 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

RiverSource Portfolio Builder Moderate Aggressive Fund

FAIR VALUE MEASUREMENTS
Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    -  Level 1 - quoted prices in active markets for identical securities

    - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

    - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                                                FAIR VALUE AT JULY 31, 2008
                                                          -----------------------------------------------------------------------
                                                              LEVEL 1             LEVEL 2
                                                           QUOTED PRICES           OTHER           LEVEL 3
                                                             IN ACTIVE          SIGNIFICANT      SIGNIFICANT
                                                            MARKETS FOR         OBSERVABLE       UNOBSERVABLE
DESCRIPTION                                               IDENTICAL ASSETS        INPUTS            INPUTS             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                            $1,111,446,857          $--               $--           $1,111,446,857

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  51

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Portfolio Builder Aggressive Fund
JULY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (78.1%)
                                                 SHARES                   VALUE(A)
DIVIDEND INCOME (2.5%)
RiverSource Dividend Opportunity Fund            1,692,861             $13,018,098
----------------------------------------------------------------------------------

INTERNATIONAL (22.0%)
RiverSource Disciplined International Equity
 Fund                                            1,625,262              15,911,312
RiverSource Partners International Select
 Growth Fund                                     5,916,102(c)           45,613,150
RiverSource Partners International Select
 Value Fund                                      3,481,841(b)           29,421,553
RiverSource Partners International Small Cap
 Fund                                              629,268               4,190,926
Threadneedle International Opportunity Fund      2,074,567              20,227,032
                                                                   ---------------
Total                                                                  115,363,973
----------------------------------------------------------------------------------

REAL ESTATE (3.1%)
RiverSource Real Estate Fund                     1,363,668(c)           16,104,922
----------------------------------------------------------------------------------

U.S. LARGE CAP (39.3%)
RiverSource Disciplined Equity Fund              6,358,484              37,705,809
RiverSource Disciplined Large Cap Growth Fund    3,532,311(c)           31,402,243
RiverSource Diversified Equity Income Fund       3,777,198              38,451,877
RiverSource Growth Fund                          2,187,389              61,028,148
RiverSource Large Cap Equity Fund                1,597,905               7,270,468
RiverSource Large Cap Value Fund                   497,213               2,088,296
RiverSource Partners Fundamental Value Fund      5,208,444              28,125,596
                                                                   ---------------
Total                                                                  206,072,437
----------------------------------------------------------------------------------

U.S. MID CAP (8.4%)
RiverSource Mid Cap Growth Fund                  1,525,593              14,065,965
RiverSource Mid Cap Value Fund                     398,395               3,242,934
RiverSource Partners Aggressive Growth Fund      2,452,640(b)           23,594,395
RiverSource Partners Select Value Fund             731,313               3,334,787
                                                                   ---------------
Total                                                                   44,238,081
----------------------------------------------------------------------------------

U.S. SMALL CAP (2.5%)
RiverSource Partners Small Cap Growth Fund       2,500,484(c)           10,276,991
RiverSource Partners Small Cap Value Fund          590,897               2,635,399
                                                                   ---------------
Total                                                                   12,912,390
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.3%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                       212,310               1,785,524
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $468,323,955)                                                  $409,495,425
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (16.6%)
                                                  SHARES                   VALUE(A)
FLOATING RATE (1.0%)
RiverSource Floating Rate Fund                      576,661              $5,166,884
-----------------------------------------------------------------------------------

GLOBAL BOND (1.0%)
RiverSource Global Bond Fund                        766,068               5,278,208
-----------------------------------------------------------------------------------

HIGH YIELD (1.6%)
RiverSource Income Opportunities Fund               918,900               8,591,711
-----------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.0%)
RiverSource Inflation Protected Securities
 Fund                                             2,557,314              26,263,616
-----------------------------------------------------------------------------------

INVESTMENT GRADE (8.0%)
RiverSource Diversified Bond Fund                 7,421,179              34,731,119
RiverSource Short Duration U.S. Government
 Fund                                             1,497,667               6,979,129
                                                                    ---------------
Total                                                                    41,710,248
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $88,173,827)                                                     $87,010,667
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (5.3%)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                      2,809,495             $27,533,051
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $27,836,024)                                                     $27,533,051
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                         31                     $31
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $31)                                                                     $31
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $584,333,837)(d)                                                $524,039,174
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding - See Note 6 to the financial statements.

(d) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $584,334,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $  4,300,000
Unrealized depreciation                                               (64,595,000)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $(60,295,000)
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 52 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

RiverSource Portfolio Builder Aggressive Fund

FAIR VALUE MEASUREMENTS
Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    -  Level 1 - quoted prices in active markets for identical securities

    - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

    - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                                                 FAIR VALUE AT JULY 31, 2008
                                                            ---------------------------------------------------------------------
                                                                LEVEL 1             LEVEL 2
                                                             QUOTED PRICES           OTHER           LEVEL 3
                                                               IN ACTIVE          SIGNIFICANT      SIGNIFICANT
                                                              MARKETS FOR         OBSERVABLE       UNOBSERVABLE
DESCRIPTION                                                 IDENTICAL ASSETS        INPUTS            INPUTS            TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                               $524,039,174           $--               $--           $524,039,174

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  53

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Portfolio Builder Total Equity Fund
JULY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (94.7%)
                                                 SHARES                   VALUE(A)
DIVIDEND INCOME (3.0%)
RiverSource Dividend Opportunity Fund            1,825,571             $14,038,641
----------------------------------------------------------------------------------

INTERNATIONAL (26.8%)
RiverSource Disciplined International Equity
 Fund                                            1,748,441              17,117,238
RiverSource Partners International Select
 Growth Fund                                     6,364,274(c)           49,068,550
RiverSource Partners International Select
 Value Fund                                      3,744,972(b)           31,645,011
RiverSource Partners International Small Cap
 Fund                                              673,717(c)            4,486,955
Threadneedle International Opportunity Fund      2,215,811              21,604,160
                                                                   ---------------
Total                                                                  123,921,914
----------------------------------------------------------------------------------

REAL ESTATE (3.1%)
RiverSource Real Estate Fund                     1,207,830(c)           14,264,471
----------------------------------------------------------------------------------

U.S. LARGE CAP (48.1%)
RiverSource Disciplined Equity Fund              6,832,100              40,514,355
RiverSource Disciplined Large Cap Growth Fund    3,787,297(c)           33,669,071
RiverSource Diversified Equity Income Fund       4,086,114              41,596,640
RiverSource Growth Fund                          2,362,541              65,914,899
RiverSource Large Cap Equity Fund                1,725,027               7,848,873
RiverSource Large Cap Value Fund                   525,877               2,208,685
RiverSource Partners Fundamental Value Fund      5,641,948              30,466,518
                                                                   ---------------
Total                                                                  222,219,041
----------------------------------------------------------------------------------

U.S. MID CAP (10.3%)
RiverSource Mid Cap Growth Fund                  1,639,320              15,114,530
RiverSource Mid Cap Value Fund                     425,934               3,467,106
RiverSource Partners Aggressive Growth Fund      2,634,730(b)           25,346,103
RiverSource Partners Select Value Fund             781,732               3,564,697
                                                                   ---------------
Total                                                                   47,492,436
----------------------------------------------------------------------------------

U.S. SMALL CAP (3.0%)
RiverSource Partners Small Cap Growth Fund       2,688,062(c)           11,047,934
RiverSource Partners Small Cap Value Fund          630,151               2,810,473
                                                                   ---------------
Total                                                                   13,858,407
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.4%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                       227,670               1,914,705
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $502,193,567)                                                  $437,709,615
----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (5.3%)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                      2,494,260             $24,443,750
-----------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $24,614,118)                                                     $24,443,750
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                         28                     $28
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $28)                                                                     $28
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $526,807,713)(d)                                                $462,153,393
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding - See Note 6 to the financial statements.

(d) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $526,808,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $  3,647,000
Unrealized depreciation                                               (68,302,000)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $(64,655,000)
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 54 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

RiverSource Portfolio Builder Total Equity Fund

FAIR VALUE MEASUREMENTS
Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    -  Level 1 - quoted prices in active markets for identical securities

    - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

    - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                                                 FAIR VALUE AT JULY 31, 2008
                                                            ---------------------------------------------------------------------
                                                                LEVEL 1             LEVEL 2
                                                             QUOTED PRICES           OTHER           LEVEL 3
                                                               IN ACTIVE          SIGNIFICANT      SIGNIFICANT
                                                              MARKETS FOR         OBSERVABLE       UNOBSERVABLE
DESCRIPTION                                                 IDENTICAL ASSETS        INPUTS            INPUTS            TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                               $462,153,393           $--               $--           $462,153,393

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  55

FINANCIAL STATEMENTS ---------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                              RIVERSOURCE
                                                                         RIVERSOURCE       PORTFOLIO BUILDER       RIVERSOURCE
                                                                      PORTFOLIO BUILDER        MODERATE         PORTFOLIO BUILDER
                                                                        CONSERVATIVE         CONSERVATIVE           MODERATE
JULY 31, 2008 (UNAUDITED)                                                   FUND                 FUND                 FUND
ASSETS
Investments in affiliated funds, at value
   (identified cost $197,152,914, $410,492,055,
   and $1,116,501,590, respectively)                                    $189,701,640         $388,086,070        $1,041,197,980
Capital shares receivable                                                    620,750            1,281,476             2,360,617
Dividends receivable                                                          52,408               88,843               188,135
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             190,374,798          389,456,389         1,043,746,732
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                       160,075              492,794             1,032,709
Payable for investments purchased                                            189,045              655,781               884,211
Accrued distribution fees                                                      2,376                4,525                11,749
Accrued transfer agency fees                                                     593                1,226                 3,680
Accrued administrative services fees                                             104                  212                   570
Accrued plan administration services fees                                         --                   --                     1
Other accrued expenses                                                        38,028              154,154                52,814
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                            390,221            1,308,692             1,985,734
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital
   stock                                                                $189,984,577         $388,147,697        $1,041,760,998
=================================================================================================================================
REPRESENTED BY
Capital stock - $.01 par value                                          $    195,536         $    396,720        $    1,053,095
Additional paid-in capital                                               197,956,755          410,792,083         1,122,632,295
Undistributed (excess of distributions over) net
   investment income                                                         203,649               91,365            (1,006,651)
Accumulated net realized gain (loss)                                        (920,089)            (726,486)           (5,614,131)
Unrealized appreciation (depreciation) on
   affiliated investments                                                 (7,451,274)         (22,405,985)          (75,303,610)
---------------------------------------------------------------------------------------------------------------------------------
Total - representing net assets applicable to
   outstanding capital stock                                            $189,984,577         $388,147,697        $1,041,760,998
=================================================================================================================================

Net assets applicable to outstanding shares:      Class A               $137,061,183         $296,392,158        $  816,640,278
                                                  Class B               $ 42,577,576         $ 73,394,432        $  184,201,700
                                                  Class C               $ 10,322,454         $ 18,333,730        $   40,818,281
                                                  Class R4              $     23,364         $     27,377        $      100,739
Outstanding shares of capital stock:              Class A shares          14,093,631           30,271,313            82,471,352
                                                  Class B shares           4,393,265            7,520,119            18,689,131
                                                  Class C shares           1,064,234            1,877,753             4,138,862
                                                  Class R4 shares              2,425                2,809                10,178
Net asset value per share:                        Class A(1)            $       9.73         $       9.79        $         9.90
                                                  Class B               $       9.69         $       9.76        $         9.86
                                                  Class C               $       9.70         $       9.76        $         9.86
                                                  Class R4              $       9.63         $       9.75        $         9.90
---------------------------------------------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund and RiverSource Portfolio Builder Moderate Fund is $10.22, $10.28 and $10.50, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75% for RiverSource Portfolio Builder Conservative Fund and RiverSource Moderate Conservative Fund; and dividing the net asset value by 1.0 minus the maximum sales charge of 5.75% for RiverSource Portfolio Builder Moderate Fund.

The accompanying Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------

 56 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

                                                                         RIVERSOURCE
                                                                      PORTFOLIO BUILDER       RIVERSOURCE          RIVERSOURCE
                                                                          MODERATE         PORTFOLIO BUILDER    PORTFOLIO BUILDER
                                                                         AGGRESSIVE           AGGRESSIVE          TOTAL EQUITY
JULY 31, 2008 (UNAUDITED)                                                   FUND                 FUND                 FUND
ASSETS
Investments in affiliated funds, at value
   (identified cost $1,210,824,710, $584,333,837
   and $526,807,713, respectively)                                     $1,111,446,857        $524,039,174         $462,153,393
Capital shares receivable                                                   1,616,433             950,018              601,789
Dividends receivable                                                          137,343              37,379                   --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                            1,113,200,633         525,026,571          462,755,182
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                      1,232,916             567,324              425,359
Payable for investments purchased                                             297,804             374,693              131,316
Accrued distribution fees                                                      12,008               5,652                4,954
Accrued transfer agency fees                                                    4,897               2,607                2,398
Accrued administrative services fees                                              611                 289                  255
Accrued plan administrative services fees                                           5                   1                    1
Other accrued expenses                                                         49,690              38,849               48,344
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                           1,597,931             989,415              612,627
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital
   stock                                                               $1,111,602,702        $524,037,156         $462,142,555
=================================================================================================================================
REPRESENTED BY
Capital stock - $.01 par value                                         $    1,128,232        $    534,021         $    472,353
Additional paid-in capital                                              1,214,977,388         582,869,563          527,143,911
Undistributed (excess of distributions over) net
   investment income                                                       (3,039,430)          1,280,882              143,478
Accumulated net realized gain (loss)                                       (2,085,635)           (352,647)            (962,867)
Unrealized appreciation (depreciation) on
   affiliated investments                                                 (99,377,853)        (60,294,663)         (64,654,320)
---------------------------------------------------------------------------------------------------------------------------------
Total - representing net assets applicable to
   outstanding capital stock                                           $1,111,602,702        $524,037,156         $462,142,555
=================================================================================================================================
Net assets applicable to outstanding shares:      Class A              $  898,562,742        $424,986,089         $376,604,533
                                                  Class B              $  177,838,013        $ 83,369,057         $ 71,606,580
                                                  Class C              $   34,435,316        $ 15,531,206         $ 13,812,413
                                                  Class R4             $      766,631        $    150,804         $    119,029
Outstanding shares of capital stock:              Class A shares           91,119,680          43,201,574           38,401,464
                                                  Class B shares           18,115,295           8,579,871            7,389,809
                                                  Class C shares            3,510,572           1,605,374            1,431,973
                                                  Class R4 shares              77,639              15,265               12,059
Net asset value per share:                        Class A(1)           $         9.86        $       9.84         $       9.81
                                                  Class B              $         9.82        $       9.72         $       9.69
                                                  Class C              $         9.81        $       9.67         $       9.65
                                                  Class R4             $         9.87        $       9.88         $       9.87
---------------------------------------------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund is $10.46, $10.44 and $10.41, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  57

STATEMENTS OF OPERATIONS

                                                                                      RIVERSOURCE
                                                                 RIVERSOURCE       PORTFOLIO BUILDER       RIVERSOURCE
                                                              PORTFOLIO BUILDER        MODERATE         PORTFOLIO BUILDER
                                                                CONSERVATIVE         CONSERVATIVE           MODERATE
SIX MONTHS ENDED JULY 31, 2008 (UNAUDITED)                          FUND                 FUND                 FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds             $ 2,817,692       $ 5,198,234         $ 12,430,213
-------------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
   Class A                                                              149,900           344,939              970,636
   Class B                                                              220,833           391,626            1,015,607
   Class C                                                               45,132            85,638              192,834
Transfer agency fees
   Class A                                                               64,925           150,153              472,211
   Class B                                                               25,160            44,970              130,883
   Class C                                                                5,043             9,622               24,276
   Class R4                                                                   6                 7                   26
Administrative services fees                                             17,314            37,143              101,830
Plan administration services fees - Class R4                                 30                36                  129
Custodian fees                                                              728               696                  958
Printing and postage                                                     23,384            30,450               75,200
Registration fees                                                        28,003            29,584               43,149
Professional fees                                                         7,050             7,480                9,000
Other                                                                     1,948             2,550                1,516
-------------------------------------------------------------------------------------------------------------------------
Total expenses                                                          589,456         1,134,894            3,038,255
   Expenses waived/reimbursed by the Investment Manager and
     its affiliates                                                         (30)              (43)                (148)
   Earnings credits on cash balances                                       (173)             (242)                (310)
-------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                      589,253         1,134,609            3,037,797
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                                        2,228,439         4,063,625            9,392,416
-------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) - NET
Net realized gain (loss) on:
   Sales of underlying affiliated funds                                (927,211)       (2,089,162)          (9,152,571)
   Capital gain distributions from underlying affiliated
     funds                                                              430,607         1,263,823            4,711,125
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments                     (496,604)         (825,339)          (4,441,446)
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                            (7,093,496)      (17,563,122)         (50,580,136)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (7,590,100)      (18,388,461)         (55,021,582)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                       $(5,361,661)     $(14,324,836)        $(45,629,166)
=========================================================================================================================

The accompanying Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------

 58 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

                                                                 RIVERSOURCE
                                                              PORTFOLIO BUILDER       RIVERSOURCE          RIVERSOURCE
                                                                  MODERATE         PORTFOLIO BUILDER    PORTFOLIO BUILDER
                                                                 AGGRESSIVE           AGGRESSIVE          TOTAL EQUITY
SIX MONTHS ENDED JULY 31, 2008 (UNAUDITED)                          FUND                 FUND                 FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds             $ 9,640,594      $  2,991,218         $  1,043,466
-------------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
   Class A                                                            1,116,275           538,551              480,897
   Class B                                                              997,798           473,540              413,961
   Class C                                                              172,941            78,167               70,380
Transfer agency fees
   Class A                                                              676,814           366,580              340,863
   Class B                                                              159,948            85,066               77,593
   Class C                                                               27,067            13,727               12,866
   Class R4                                                                 198                35                   41
Administrative services fees                                            112,796            54,132               48,175
Plan administration services fees - Class R4                                992               175                  204
Custodian fees                                                              845               813                  893
Printing and postage                                                    115,800            62,400               47,200
Registration fees                                                        40,120            27,643               35,706
Professional fees                                                         7,770             7,050                7,430
Other                                                                     1,829             2,942                3,063
-------------------------------------------------------------------------------------------------------------------------
Total expenses                                                        3,431,193         1,710,821            1,539,272
   Expenses waived/reimbursed by the Investment Manager and
     its affiliates                                                      (1,029)             (175)                (204)
   Earnings credits on cash balances                                       (492)             (310)                (147)
-------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                    3,429,672         1,710,336            1,538,921
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                                        6,210,922         1,280,882             (495,455)
-------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) - NET
Net realized gain (loss) on:
   Sales of underlying affiliated funds                              (7,272,676)       (4,856,457)          (5,823,934)
   Capital gain distributions from underlying affiliated
     funds                                                            6,700,121         4,008,996            4,380,992
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments                     (572,555)         (847,461)          (1,442,942)
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                           (65,578,490)      (34,268,699)         (32,065,992)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (66,151,045)      (35,116,160)         (33,508,934)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                      $(59,940,123)     $(33,835,278)        $(34,004,389)
=========================================================================================================================

The accompanying Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  59

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                           RIVERSOURCE
                                                                     RIVERSOURCE                   PORTFOLIO BUILDER MODERATE
                                                         PORTFOLIO BUILDER CONSERVATIVE FUND            CONSERVATIVE FUND
                                                         SIX MONTHS ENDED       YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED
                                                           JULY 31, 2008      JAN. 31, 2008      JULY 31, 2008      JAN. 31, 2008
                                                            (UNAUDITED)                           (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                             $  2,228,439        $  4,235,803       $  4,063,625      $  8,773,699
Net realized gain (loss) on investments                        (496,604)          4,207,240           (825,339)       15,240,908
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                    (7,093,496)         (2,198,000)       (17,563,122)      (13,025,603)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                (5,361,661)          6,245,043        (14,324,836)       10,989,004
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                (1,528,816)         (3,718,240)        (3,218,572)       (8,831,187)
      Class B                                                  (411,115)         (1,163,739)          (619,796)       (2,255,896)
      Class C                                                   (84,507)           (196,677)          (133,491)         (454,560)
      Class R4                                                     (352)             (1,028)              (401)           (1,497)
   Net realized gain
      Class A                                                        --          (3,698,443)                --       (13,033,195)
      Class B                                                        --          (1,345,448)                --        (3,960,471)
      Class C                                                        --            (239,222)                --          (823,752)
      Class R4                                                       --                (910)                --            (2,353)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          (2,024,790)        (10,363,707)        (3,972,260)      (29,362,911)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                            52,545,208          60,209,851         81,326,110       109,376,557
   Class B shares                                            16,672,054          18,214,224         19,838,345        30,070,216
   Class C shares                                             4,701,605           3,999,940          4,916,591         6,944,935
   Class R4 shares                                                   --                  --                 --            15,000
Reinvestment of distributions at net asset value
   Class A shares                                             1,477,671           7,163,358          3,106,309        21,120,213
   Class B shares                                               395,898           2,420,685            596,072         5,992,580
   Class C shares                                                79,595             412,710            125,283         1,207,373
   Class R4 shares                                                  206               1,103                257             2,816
Payments for redemptions
   Class A shares                                           (22,891,981)        (36,033,624)       (34,141,714)      (54,962,187)
   Class B shares                                           (13,142,303)        (15,109,557)       (19,309,695)      (27,141,004)
   Class C shares                                            (1,682,738)         (1,808,185)        (2,102,084)       (4,031,192)
   Class R4 shares                                                   --                  --            (14,558)               --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                              38,155,215          39,470,505         54,340,916        88,595,307
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                      30,768,764          35,351,841         36,043,820        70,221,400
Net assets at beginning of period                           159,215,813         123,863,972        352,103,877       281,882,477
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                $189,984,577        $159,215,813       $388,147,697      $352,103,877
=================================================================================================================================
Undistributed net investment income                        $    203,649        $         --       $     91,365      $         --
---------------------------------------------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------

 60 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

                                                                                                          RIVERSOURCE
                                                                     RIVERSOURCE                   PORTFOLIO BUILDER MODERATE
                                                           PORTFOLIO BUILDER MODERATE FUND              AGGRESSIVE FUND
                                                          SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                           JULY 31, 2008      JAN. 31, 2008     JULY 31, 2008      JAN. 31, 2008
                                                            (UNAUDITED)                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                             $    9,392,416     $ 23,007,502      $    6,210,922     $   20,869,724
Net realized gain (loss) on investments                        (4,441,446)      56,661,022            (572,555)        85,702,488
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                     (50,580,136)     (60,901,881)        (65,578,490)       (93,249,924)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 (45,629,166)      18,766,643         (59,940,123)        13,322,288
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                  (8,611,458)     (27,233,021)         (8,034,280)       (29,551,818)
      Class B                                                  (1,498,143)      (6,058,741)         (1,028,223)        (5,251,424)
      Class C                                                    (288,093)      (1,057,465)           (179,063)          (869,050)
      Class R4                                                     (1,373)          (3,850)             (8,786)           (28,423)
   Net realized gain
      Class A                                                          --      (50,006,953)                 --        (80,427,241)
      Class B                                                          --      (13,394,638)                 --        (18,284,603)
      Class C                                                          --       (2,390,303)                 --         (3,011,603)
      Class R4                                                         --           (7,260)                 --            (73,775)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           (10,399,067)    (100,152,231)         (9,250,352)      (137,497,937)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                             196,418,099      288,308,565         159,167,816        255,032,613
   Class B shares                                              45,814,400       74,443,031          32,607,672         58,246,761
   Class C shares                                              11,940,204       15,385,763           7,524,104         14,647,694
   Class R4 shares                                                     --          115,072                  --            562,143
Reinvestment of distributions at net asset value
   Class A shares                                               8,414,188       75,610,723           7,891,488        108,230,927
   Class B shares                                               1,462,135       19,039,070           1,012,148         23,186,671
   Class C shares                                                 270,782        3,281,194             168,401          3,707,282
   Class R4 shares                                                  1,237            9,855               8,672            100,681
Payments for redemptions
   Class A shares                                             (91,940,698)    (155,002,455)        (94,819,863)      (184,441,143)
   Class B shares                                             (49,842,228)     (68,665,348)        (42,374,038)       (63,461,358)
   Class C shares                                              (5,001,406)      (7,007,519)         (4,217,671)        (7,005,490)
   Class R4 shares                                                     --         (122,005)                 --           (101,575)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                               117,536,713      245,395,946          66,968,729        208,705,206
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                        61,508,480      164,010,358          (2,221,746)        84,529,557
Net assets at beginning of period                             980,252,518      816,242,160       1,113,824,448      1,029,294,891
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                $1,041,760,998     $980,252,518      $1,111,602,702     $1,113,824,448
=================================================================================================================================
Excess of distributions over net investment income         $   (1,006,651)    $         --      $   (3,039,430)    $           --
---------------------------------------------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  61

                                                                    RIVERSOURCE                           RIVERSOURCE
                                                         PORTFOLIO BUILDER AGGRESSIVE FUND    PORTFOLIO BUILDER TOTAL EQUITY FUND
                                                         SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED       YEAR ENDED
                                                          JULY 31, 2008      JAN. 31, 2008      JULY 31, 2008      JAN. 31, 2008
                                                           (UNAUDITED)                           (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                             $  1,280,882      $  7,597,890       $   (495,455)       $  3,885,448
Net realized gain (loss) on investments                        (847,461)       52,977,704         (1,442,942)         54,683,197
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                   (34,268,699)      (63,994,104)       (32,065,992)        (70,547,912)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               (33,835,278)       (3,418,510)       (34,004,389)        (11,979,267)
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                        --       (13,785,920)                --         (10,755,718)
      Class B                                                        --        (2,328,426)                --          (1,648,582)
      Class C                                                        --          (384,297)                --            (294,407)
      Class R4                                                       --            (4,612)                --              (4,986)
   Net realized gain
      Class A                                                        --       (49,081,861)                --         (50,120,002)
      Class B                                                        --       (11,074,610)                --         (11,088,911)
      Class C                                                        --        (1,729,803)                --          (1,817,034)
      Class R4                                                       --           (14,887)                --             (21,077)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  --       (78,404,416)                --         (75,750,717)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sales
      Class A shares                                         68,846,488       119,173,260         59,673,432         114,124,816
      Class B shares                                         12,199,375        24,965,555          9,614,846          22,799,454
      Class C shares                                          3,269,803         6,296,373          2,626,274           5,611,701
      Class R4 shares                                            83,812            97,600             41,000              10,258
   Reinvestment of distributions at net asset value
      Class A shares                                                 --        62,088,039                 --          60,379,978
      Class B shares                                                 --        13,257,836                 --          12,588,664
      Class C shares                                                 --         2,044,150                 --           2,056,792
      Class R4 shares                                                --            17,672                 --              24,088
   Payments for redemptions
      Class A shares                                        (46,325,436)      (86,892,576)       (40,788,688)        (83,555,797)
      Class B shares                                        (17,412,395)      (27,909,437)       (16,363,459)        (27,615,040)
      Class C shares                                         (1,845,999)       (3,007,126)        (1,457,538)         (2,716,097)
      Class R4 shares                                           (35,000)          (61,917)           (76,818)            (38,139)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                              18,780,648       110,069,429       $ 13,269,049         103,670,678
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     (15,054,630)       28,246,503        (20,735,340)         15,940,694
Net assets at beginning of period                           539,091,786       510,845,283        482,877,895         466,937,201
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                $524,037,156      $539,091,786       $462,142,555        $482,877,895
=================================================================================================================================
Undistributed net investment income                        $  1,280,882      $         --       $    143,478        $    638,933
---------------------------------------------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------

 62 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS ---------------------------------------------
(UNAUDITED AS TO JULY 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds.

The primary investments of each Fund are as follows:

RiverSource Portfolio Builder Conservative Fund - invests primarily in funds that invest in fixed income securities.

RiverSource Portfolio Builder Moderate Conservative Fund - invests primarily in funds that invest in fixed income securities and also invests a moderate amount in equity securities.

RiverSource Portfolio Builder Moderate Fund - invests in funds that invest in a balance of fixed income and equity securities.

RiverSource Portfolio Builder Moderate Aggressive Fund - invests primarily in funds that invest in equity securities and also invests a moderate amount in fixed income securities.

RiverSource Portfolio Builder Aggressive Fund - invests primarily in funds that invest in equity securities and also invests a small amount in fixed income securities.

RiverSource Portfolio Builder Total Equity Fund - invests primarily in funds that invest in equity securities.

Each Fund offers Class A, Class B, Class C and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS

Investments in the underlying funds are valued at their net asset value at the close of each business day.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  63

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the reclassification of short term capital gains earned in the underlying affiliated funds and losses due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and distributed quarterly, when available, for RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Fund and RiverSource Portfolio Builder Moderate Aggressive Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

2. EXPENSES AND SALES CHARGES

ADMINISTRATIVE SERVICES FEES

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

COMPENSATION OF BOARD MEMBERS

Compensation to board members and certain other core expenses are paid directly by the affiliated underlying funds in which each Fund invests.

TRANSFER AGENCY FEES

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual account-based fee for this service as follows:

FUND                                                            CLASS A       CLASS B       CLASS C
---------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                 $20.50        $21.50        $21.00
RiverSource Portfolio Builder Moderate Conservative Fund         20.50         21.50         21.00
RiverSource Portfolio Builder Moderate Fund                      19.50         20.50         20.00
RiverSource Portfolio Builder Moderate Aggressive Fund           19.50         20.50         20.00
RiverSource Portfolio Builder Aggressive Fund                    19.50         20.50         20.00
RiverSource Portfolio Builder Total Equity Fund                  19.50         20.50         20.00

Each Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statements of Operations.

--------------------------------------------------------------------------------

 64 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

PLAN ADMINISTRATION SERVICES FEES

Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES

Each Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") for each Fund was approximately as follows:

FUND                                                             CLASS B         CLASS C
-----------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                 $1,747,000       $ 73,000
RiverSource Portfolio Builder Moderate Conservative Fund         3,205,000        124,000
RiverSource Portfolio Builder Moderate Fund                      7,973,000        281,000
RiverSource Portfolio Builder Moderate Aggressive Fund           7,382,000        229,000
RiverSource Portfolio Builder Aggressive Fund                    3,422,000        106,000
RiverSource Portfolio Builder Total Equity Fund                  2,926,000         96,000

These amounts are based on the most recent information available as of July 31, 2008, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES

Sales charges received by the Distributor for distributing the Funds' shares for the six months ended July 31, 2008 are as follows:

FUND                                                             CLASS A         CLASS B        CLASS C
-------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                 $  239,152       $ 18,895       $1,818
RiverSource Portfolio Builder Moderate Conservative Fund           556,148         53,138        3,725
RiverSource Portfolio Builder Moderate Fund                      1,848,752         98,828        5,402
RiverSource Portfolio Builder Moderate Aggressive Fund           2,414,476        109,654        4,274
RiverSource Portfolio Builder Aggressive Fund                    1,191,596         41,990        2,237
RiverSource Portfolio Builder Total Equity Fund                    884,421         47,409        1,191

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES

For the six months ended July 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds*) were as follows:

FUND                                                            CLASS R4
------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                   0.13%
RiverSource Portfolio Builder Moderate Conservative Fund          0.07
RiverSource Portfolio Builder Moderate                            0.06
RiverSource Portfolio Builder Moderate Aggressive                 0.09
RiverSource Portfolio Builder Aggressive                          0.11
RiverSource Portfolio Builder Total Equity Fund                   0.11

Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were as follows:

FUND                                                            CLASS R4
------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Conservative Fund          $ 7
RiverSource Portfolio Builder Moderate                             19
RiverSource Portfolio Builder Moderate Aggressive                  37

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  65

Of these waived fees and expenses, the plan administration services fees at the class level were as follows:

FUND                                                            CLASS R4
------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                   $ 30
RiverSource Portfolio Builder Moderate Conservative Fund            36
RiverSource Portfolio Builder Moderate                             129
RiverSource Portfolio Builder Moderate Aggressive                  992
RiverSource Portfolio Builder Aggressive Fund                      175
RiverSource Portfolio Builder Total Equity Fund                    204

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Jan. 31, 2009, unless sooner terminated at the discretion of the Board, such that net direct expenses (excluding fees and expenses of underlying funds*) will not exceed the following percentage of each Fund's average daily net assets:

FUND                                                            CLASS A       CLASS B       CLASS C       CLASS R4
------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                  0.51%         1.27%         1.26%          0.38%
RiverSource Portfolio Builder Moderate Conservative Fund         0.51          1.27          1.26           0.32
RiverSource Portfolio Builder Moderate Fund                      0.51          1.27          1.26           0.31
RiverSource Portfolio Builder Moderate Aggressive Fund           0.51          1.27          1.26           0.34
RiverSource Portfolio Builder Aggressive Fund                    0.51          1.27          1.26           0.31
RiverSource Portfolio Builder Total Equity Fund                  0.51          1.27          1.26           0.37

* In addition to the fees and expenses which the Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"). Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

EARNINGS CREDITS AND CUSTODIAN FEES

During the six months ended July 31, 2008, the Funds' custodian fees were reduced as a result of earnings from overnight cash balances as follows:

FUND                                                            AMOUNT
----------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                  $173
RiverSource Portfolio Builder Moderate Conservative Fund          242
RiverSource Portfolio Builder Moderate Fund                       310
RiverSource Portfolio Builder Moderate Aggressive Fund            492
RiverSource Portfolio Builder Aggressive Fund                     310
RiverSource Portfolio Builder Total Equity Fund                   147

Each Fund pays the custodian, Ameriprise Trust Company, a subsidiary of Ameriprise Financial, a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

3. SECURITIES TRANSACTIONS

For the six months ended July 31, 2008, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                             PURCHASES           PROCEEDS
-----------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                 $ 52,833,911       $ 13,733,395
RiverSource Portfolio Builder Moderate Conservative Fund          88,519,049         32,224,673
RiverSource Portfolio Builder Moderate Fund                      253,422,798        130,996,159
RiverSource Portfolio Builder Moderate Aggressive Fund           213,043,455        140,724,144
RiverSource Portfolio Builder Aggressive Fund                    102,198,255         77,535,445
RiverSource Portfolio Builder Total Equity Fund                   80,341,566         62,646,336

Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

 66 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

RiverSource Portfolio Builder Conservative Fund

                                                                                 SIX MONTHS ENDED JULY 31, 2008
                                                                               ISSUED FOR
                                                                               REINVESTED                             NET
                                                                   SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                          5,294,499        149,600       (2,294,668)        3,149,431
Class B                                                          1,679,846         40,179       (1,333,839)          386,186
Class C                                                            473,135          8,071         (169,337)          311,869
Class R4                                                                --             21               --                21
---------------------------------------------------------------------------------------------------------------------------------

                                                                                    YEAR ENDED JAN. 31, 2008
                                                                               ISSUED FOR
                                                                               REINVESTED                             NET
                                                                   SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                          5,740,180        698,789       (3,421,579)        3,017,390
Class B                                                          1,746,465        237,061       (1,434,794)          548,732
Class C                                                            382,937         40,415         (171,400)          251,952
Class R4                                                                --            108               --               108
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Conservative Fund

                                                                                 SIX MONTHS ENDED JULY 31, 2008
                                                                               ISSUED FOR
                                                                               REINVESTED                             NET
                                                                   SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                          8,086,670        311,302       (3,385,569)        5,012,403
Class B                                                          1,973,936         59,875       (1,941,959)           91,852
Class C                                                            489,264         12,578         (208,568)          293,274
Class R4                                                                --             26           (1,440)           (1,414)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                    YEAR ENDED JAN. 31, 2008
                                                                               ISSUED FOR
                                                                               REINVESTED                             NET
                                                                   SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                          9,993,615      2,009,467       (4,987,239)        7,015,843
Class B                                                          2,755,532        572,537       (2,462,588)          865,481
Class C                                                            634,069        115,406         (365,743)          383,732
Class R4                                                             1,338            270               --             1,608
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Fund

                                                                                 SIX MONTHS ENDED JULY 31, 2008
                                                                               ISSUED FOR
                                                                               REINVESTED                             NET
                                                                   SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                         19,228,467        830,856       (8,963,668)       11,095,655
Class B                                                          4,482,022        144,854       (4,973,054)         (346,178)
Class C                                                          1,166,393         26,828         (490,755)          702,466
Class R4                                                                --            122               --               122
---------------------------------------------------------------------------------------------------------------------------------

                                                                                    YEAR ENDED JAN. 31, 2008
                                                                               ISSUED FOR
                                                                               REINVESTED                             NET
                                                                   SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                         25,011,505      6,993,088      (13,475,733)       18,528,860
Class B                                                          6,509,827      1,772,902       (5,927,374)        2,355,355
Class C                                                          1,344,626        305,408         (615,474)        1,034,560
Class R4                                                             9,628            915          (10,322)              221
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  67

RiverSource Portfolio Builder Moderate Aggressive Fund

                                                                                 SIX MONTHS ENDED JULY 31, 2008
                                                                               ISSUED FOR
                                                                               REINVESTED                             NET
                                                                   SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                         15,543,580        779,280       (9,216,518)        7,106,342
Class B                                                          3,169,992        100,152       (4,241,519)         (971,375)
Class C                                                            731,703         16,675         (413,967)          334,411
Class R4                                                                --            855               --               855
---------------------------------------------------------------------------------------------------------------------------------

                                                                                    YEAR ENDED JAN. 31, 2008
                                                                               ISSUED FOR
                                                                               REINVESTED                             NET
                                                                   SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                         21,319,298      9,901,614      (15,493,143)       15,727,769
Class B                                                          4,915,067      2,138,482       (5,262,188)        1,791,361
Class C                                                          1,231,273        342,212         (590,555)          982,930
Class R4                                                            47,165          9,206           (8,454)           47,917
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Aggressive Fund

                                                                                 SIX MONTHS ENDED JULY 31, 2008
                                                                               ISSUED FOR
                                                                               REINVESTED                             NET
                                                                   SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                          6,724,227             --       (4,503,719)        2,220,508
Class B                                                          1,189,037             --       (1,760,995)         (571,958)
Class C                                                            319,865             --         (181,836)          138,029
Class R4                                                             8,002             --           (3,196)            4,806
---------------------------------------------------------------------------------------------------------------------------------

                                                                                    YEAR ENDED JAN. 31, 2008
                                                                               ISSUED FOR
                                                                               REINVESTED                             NET
                                                                   SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                          9,560,036      5,649,497       (7,009,857)        8,199,676
Class B                                                          2,027,918      1,215,200       (2,222,898)        1,020,220
Class C                                                            513,735        188,227         (245,846)          456,116
Class R4                                                             7,521          1,605           (4,942)            4,184
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Total Equity Fund

                                                                                 SIX MONTHS ENDED JULY 31, 2008
                                                                               ISSUED FOR
                                                                               REINVESTED                             NET
                                                                   SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                          5,817,878             --       (3,933,170)        1,884,708
Class B                                                            935,075             --       (1,651,860)         (716,785)
Class C                                                            256,483             --         (143,536)          112,947
Class R4                                                             4,021             --           (7,442)           (3,421)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                    YEAR ENDED JAN. 31, 2008
                                                                               ISSUED FOR
                                                                               REINVESTED                             NET
                                                                   SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                          8,843,019      5,391,056       (6,591,204)        7,642,871
Class B                                                          1,799,101      1,132,079       (2,108,583)          822,597
Class C                                                            443,315        185,799         (219,842)          409,272
Class R4                                                               794          2,141           (2,820)              115
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 68 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

5. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between each Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Each Fund had no borrowings during the six months ended July 31, 2008.

6. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At July 31, 2008, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

RiverSource Portfolio Builder Conservative Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                                  25.80%

RiverSource Portfolio Builder Moderate Conservative Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                                  33.75%

RiverSource Portfolio Builder Moderate Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund                           17.78%
RiverSource Income Opportunities Fund                                   14.39
RiverSource Real Estate Fund                                            13.55
RiverSource Inflation Protected Securities Fund                         11.04
RiverSource Absolute Return Currency and Income Fund                     8.66
RiverSource Partners International Select Growth Fund                    8.39
RiverSource Diversified Bond Fund                                        8.01
RiverSource Partners Small Cap Growth Fund                               7.11
RiverSource Global Bond Fund                                             6.56
RiverSource Partners International Small Cap Fund                        5.54
RiverSource Disciplined Small and Mid Cap Equity Fund                    5.38

RiverSource Portfolio Builder Moderate Aggressive Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund                           25.40%
RiverSource Real Estate Fund                                            14.85
RiverSource Inflation Protected Securities Fund                         12.41
RiverSource Partners International Select Growth Fund                   11.97
RiverSource Partners Small Cap Growth Fund                              10.09
RiverSource Absolute Return Currency and Income Fund                     9.34
RiverSource Income Opportunities Fund                                    8.86
RiverSource Partners International Small Cap Fund                        7.85
RiverSource Disciplined Small and Mid Cap Equity Fund                    7.43
RiverSource Partners Aggressive Growth Fund                              7.09
RiverSource Large Cap Value Fund                                         6.51
RiverSource Global Bond Fund                                             6.27
Threadneedle International Opportunity Fund                              6.12
RiverSource Partners Fundamental Value Fund                              5.49

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  69

RiverSource Portfolio Builder Aggressive Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund                           15.06%
RiverSource Real Estate Fund                                             7.10
RiverSource Partners International Select Growth Fund                    7.09
RiverSource Partners Small Cap Growth Fund                               5.99

RiverSource Portfolio Builder Total Equity Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund                           16.15%
RiverSource Partners International Select Growth Fund                    7.63
RiverSource Partners Small Cap Growth Fund                               6.44
RiverSource Real Estate Fund                                             6.30
RiverSource Partners International Small Cap Fund                        5.03

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 70 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource Portfolio Builder Conservative Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                                 2008(K)            2008           2007           2006        2005(B)
Net asset value, beginning of period                           $10.15         $10.43         $10.36         $10.23         $10.02
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .14(c)         .36(c)         .34            .25            .12
Net gains (losses) (both realized and unrealized)                (.43)           .17            .24            .25            .23
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (.29)           .53            .58            .50            .35
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.13)          (.42)          (.38)          (.27)          (.12)
Distributions from realized gains                                  --           (.39)          (.13)          (.10)          (.02)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.13)          (.81)          (.51)          (.37)          (.14)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $9.73         $10.15         $10.43         $10.36         $10.23
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                          $137           $111            $83            $73            $40
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)      .45%(f)        .45%           .49%           .59%           .92%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)       .45%(f)        .45%           .49%           .59%           .59%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    2.81%(f)       3.42%          3.32%          2.66%          2.03%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            8%            29%            54%            23%            51%
---------------------------------------------------------------------------------------------------------------------------------
Total return(i)                                                (2.91%)(j)      5.14%          5.76%          4.97%          3.54%(j)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  71

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                                  2008              2008           2007           2006        2005(B)
Net asset value, beginning of period                           $10.11(k)      $10.40         $10.33         $10.21         $10.02
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .10(c)         .28(c)         .26            .18            .07
Net gains (losses) (both realized and unrealized)                (.43)           .16            .25            .24            .22
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (.33)           .44            .51            .42            .29
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.09)          (.34)          (.31)          (.20)          (.08)
Distributions from realized gains                                  --           (.39)          (.13)          (.10)          (.02)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.09)          (.73)          (.44)          (.30)          (.10)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $9.69         $10.11         $10.40         $10.33         $10.21
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $43            $41            $36            $36            $21
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)     1.21%(f)       1.20%          1.25%          1.34%          1.68%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)      1.21%(f)       1.20%          1.25%          1.34%          1.37%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    2.04%(f)       2.63%          2.54%          1.88%          1.25%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            8%            29%            54%            23%            51%
---------------------------------------------------------------------------------------------------------------------------------
Total return(i)                                                (3.28%)(j)      4.27%          4.99%          4.12%          2.88%(j)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 72 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                                 2008(K)            2008           2007           2006        2005(B)
Net asset value, beginning of period                           $10.12         $10.41         $10.34         $10.21         $10.02
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .10(c)         .28(c)         .26            .17            .07
Net gains (losses) (both realized and unrealized)                (.43)           .16            .24            .25            .22
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (.33)           .44            .50            .42            .29
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.09)          (.34)          (.30)          (.19)          (.08)
Distributions from realized gains                                  --           (.39)          (.13)          (.10)          (.02)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.09)          (.73)          (.43)          (.29)          (.10)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $9.70         $10.12         $10.41         $10.34         $10.21
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $10             $8             $5             $6             $4
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)     1.20%(f)       1.20%          1.25%          1.34%          1.68%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)      1.20%(f)       1.20%          1.25%          1.34%          1.37%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    2.04%(f)       2.67%          2.51%          1.85%          1.32%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            8%            29%            54%            23%            51%
---------------------------------------------------------------------------------------------------------------------------------
Total return(i)                                                (3.26%)(j)      4.29%          4.94%          4.16%          2.90%(j)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  73

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                                 2008(J)            2008           2007           2006        2005(B)
Net asset value, beginning of period                           $10.05         $10.34         $10.27         $10.20         $10.02
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .15(c)         .39(c)         .36            .32            .17
Net gains (losses) (both realized and unrealized)                (.42)           .16            .24            .18            .20
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (.27)           .55            .60            .50            .37
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.15)          (.45)          (.40)          (.33)          (.17)
Distributions from realized gains                                  --           (.39)          (.13)          (.10)          (.02)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.15)          (.84)          (.53)          (.43)          (.19)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $9.63         $10.05         $10.34         $10.27         $10.20
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $--            $--            $--            $--            $--
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)      .38%(f)        .38%           .33%           .47%           .76%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)       .13%(f)        .19%           .33%           .42%           .42%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    3.14%(f)       3.68%          3.47%          2.64%          1.90%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            8%            29%            54%            23%            51%
---------------------------------------------------------------------------------------------------------------------------------
Total return                                                   (2.74%)(i)      5.34%          6.00%          5.04%          3.74%(i)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i)  Not annualized.
(j)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 74 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

RiverSource Portfolio Builder Moderate Conservative Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                                 2008(K)            2008           2007           2006        2005(B)
Net asset value, beginning of period                           $10.28         $10.85         $10.68         $10.35         $10.03
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .12(c)         .33(c)         .33            .24            .14
Net gains (losses) (both realized and unrealized)                (.49)           .11            .47            .49            .35
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (.37)           .44            .80            .73            .49
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.12)          (.42)          (.40)          (.27)          (.16)
Distributions from realized gains                                  --           (.59)          (.23)          (.13)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.12)         (1.01)          (.63)          (.40)          (.17)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $9.79         $10.28         $10.85         $10.68         $10.35
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                          $296           $260           $198           $149            $78
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)      .42%(f)        .41%           .44%           .55%           .72%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)       .42%(f)        .41%           .44%           .55%           .59%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    2.38%(f)       3.03%          2.99%          2.53%          2.21%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            9%            31%            24%            19%            28%
---------------------------------------------------------------------------------------------------------------------------------
Total return(i)                                                (3.65%)(j)      3.99%          7.65%          7.18%          4.90%(j)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  75

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                                 2008(K)            2008           2007           2006        2005(B)
Net asset value, beginning of period                           $10.25         $10.82         $10.65         $10.32         $10.03
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .08(c)         .24(c)         .24            .16            .09
Net gains (losses) (both realized and unrealized)                (.49)           .12            .48            .49            .32
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (.41)           .36            .72            .65            .41
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.08)          (.34)          (.32)          (.19)          (.11)
Distributions from realized gains                                  --           (.59)          (.23)          (.13)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.08)          (.93)          (.55)          (.32)          (.12)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $9.76         $10.25         $10.82         $10.65         $10.32
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $73            $76            $71            $66            $34
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)     1.17%(f)       1.17%          1.19%          1.30%          1.49%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)      1.17%(f)       1.17%          1.19%          1.30%          1.37%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    1.62%(f)       2.22%          2.19%          1.75%          1.46%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            9%            31%            24%            19%            28%
---------------------------------------------------------------------------------------------------------------------------------
Total return(i)                                                (4.03%)(j)      3.22%          6.87%          6.41%          4.14%(j)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 76 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                                 2008(K)            2008           2007           2006        2005(B)
Net asset value, beginning of period                           $10.25         $10.82         $10.65         $10.33         $10.03
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .08(c)         .25(c)         .24            .15            .09
Net gains (losses) (both realized and unrealized)                (.49)           .11            .48            .49            .34
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (.41)           .36            .72            .64            .43
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.08)          (.34)          (.32)          (.19)          (.12)
Distributions from realized gains                                  --           (.59)          (.23)          (.13)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.08)          (.93)          (.55)          (.32)          (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $9.76         $10.25         $10.82         $10.65         $10.33
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $18            $16            $13            $11             $6
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)     1.17%(f)       1.17%          1.19%          1.30%          1.52%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)      1.17%(f)       1.17%          1.19%          1.30%          1.37%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    1.64%(f)       2.27%          2.22%          1.72%          1.47%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            9%            31%            24%            19%            28%
---------------------------------------------------------------------------------------------------------------------------------
Total return(i)                                                (4.03%)(j)      3.23%          6.88%          6.29%          4.25%(j)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  77

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                                 2008(J)            2008           2007           2006        2005(B)
Net asset value, beginning of period                           $10.24         $10.80         $10.64         $10.34         $10.03
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .14(c)         .37(c)         .35            .29            .17
Net gains (losses) (both realized and unrealized)                (.49)           .10            .46            .46            .34
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (.35)           .47            .81            .75            .51
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.14)          (.44)          (.42)          (.32)          (.19)
Distributions from realized gains                                  --           (.59)          (.23)          (.13)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.14)         (1.03)          (.65)          (.45)          (.20)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $9.75         $10.24         $10.80         $10.64         $10.34
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $--            $--            $--            $--            $--
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)      .37%(f)        .36%           .28%           .39%           .57%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)       .07%(f)        .16%           .28%           .39%           .36%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    2.73%(f)       3.41%          3.13%          2.67%          2.13%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            9%            31%            24%            19%            28%
---------------------------------------------------------------------------------------------------------------------------------
Total return                                                   (3.40%)(i)      4.32%          7.74%          7.37%          5.09%(i)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Not annualized.
(j)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 78 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

RiverSource Portfolio Builder Moderate Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                                 2008(K)            2008           2007           2006        2005(B)
Net asset value, beginning of period                           $10.46         $11.36         $11.06         $10.47         $10.04
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .10(c)         .31(c)         .31            .22            .13
Net gains (losses) (both realized and unrealized)                (.55)           .02            .71            .78            .47
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (.45)           .33           1.02           1.00            .60
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.11)          (.44)          (.41)          (.27)          (.16)
Distributions from realized gains                                  --           (.79)          (.31)          (.14)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.11)         (1.23)          (.72)          (.41)          (.17)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $9.90         $10.46         $11.36         $11.06         $10.47
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                          $817           $746           $600           $410           $190
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)      .42%(f)        .41%           .43%           .53%           .63%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)       .42%(f)        .41%           .43%           .53%           .59%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    2.03%(f)       2.70%          2.68%          2.30%          2.05%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           13%            27%            24%            15%            28%
---------------------------------------------------------------------------------------------------------------------------------
Total return(i)                                                (4.28%)(j)      2.69%          9.38%          9.64%          6.01%(j)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  79

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                                 2008(K)            2008           2007           2006        2005(B)
Net asset value, beginning of period                           $10.41         $11.31         $11.02         $10.43         $10.04
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .06(c)         .22(c)         .19            .13            .08
Net gains (losses) (both realized and unrealized)                (.54)           .02            .73            .79            .44
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (.48)           .24            .92            .92            .52
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.07)          (.35)          (.32)          (.19)          (.12)
Distributions from realized gains                                  --           (.79)          (.31)          (.14)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.07)         (1.14)          (.63)          (.33)          (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $9.86         $10.41         $11.31         $11.02         $10.43
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                          $184           $198           $189           $153            $72
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)     1.18%(f)       1.17%          1.19%          1.29%          1.39%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)      1.18%(f)       1.17%          1.19%          1.29%          1.36%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    1.26%(f)       1.89%          1.87%          1.51%          1.31%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           13%            27%            24%            15%            28%
---------------------------------------------------------------------------------------------------------------------------------
Total return(i)                                                (4.58%)(j)      1.92%          8.52%          8.86%          5.19%(j)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 80 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                                 2008(K)            2008           2007           2006        2005(B)
Net asset value, beginning of period                           $10.41         $11.32         $11.03         $10.44         $10.04
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .06(c)         .23(c)         .20            .13            .07
Net gains (losses) (both realized and unrealized)                (.53)           .01            .73            .79            .46
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (.47)           .24            .93            .92            .53
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.08)          (.36)          (.33)          (.19)          (.12)
Distributions from realized gains                                  --           (.79)          (.31)          (.14)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.08)         (1.15)          (.64)          (.33)          (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $9.86         $10.41         $11.32         $11.03         $10.44
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $41            $36            $27            $18             $8
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)     1.17%(f)       1.17%          1.19%          1.30%          1.40%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)      1.17%(f)       1.17%          1.19%          1.30%          1.36%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    1.27%(f)       1.97%          1.91%          1.52%          1.26%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           13%            27%            24%            15%            28%
---------------------------------------------------------------------------------------------------------------------------------
Total return(i)                                                (4.57%)(j)      1.85%          8.53%          8.86%          5.24%(j)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  81

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                                 2008(K)            2008           2007           2006        2005(B)
Net asset value, beginning of period                           $10.45         $11.34         $11.04         $10.47         $10.04
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .12(c)         .36(c)         .33            .26            .16
Net gains (losses) (both realized and unrealized)                (.53)           .00(d)         .70            .75            .47
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (.41)           .36           1.03           1.01            .63
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.14)          (.46)          (.42)          (.30)          (.19)
Distributions from realized gains                                  --           (.79)          (.31)          (.14)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.14)         (1.25)          (.73)          (.44)          (.20)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $9.90         $10.45         $11.34         $11.04         $10.47
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $--            $--            $--            $--            $--
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(e),(f)      .35%(g)        .35%           .28%           .37%           .47%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(f),(h),(i)       .06%(g)        .14%           .28%           .37%           .37%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    2.39%(g)       3.12%          3.02%          2.34%           .88%(g)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           13%            27%            24%            15%            28%
---------------------------------------------------------------------------------------------------------------------------------
Total return                                                   (3.98%)(j)      2.99%          9.58%          9.80%          6.28%(j)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Rounds to zero.
(e)  Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(j)  Not annualized.
(k)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 82 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

RiverSource Portfolio Builder Moderate Aggressive Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                                 2008(K)            2008           2007           2006        2005(B)
Net asset value, beginning of period                           $10.48         $11.73         $11.34         $10.50         $10.05
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .06(c)         .24(c)         .25            .17            .10
Net gains (losses) (both realized and unrealized)                (.59)          (.01)           .91           1.05            .50
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (.53)           .23           1.16           1.22            .60
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.09)          (.40)          (.38)          (.22)          (.14)
Distributions from realized gains                                  --          (1.08)          (.39)          (.16)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.09)         (1.48)          (.77)          (.38)          (.15)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $9.86         $10.48         $11.73         $11.34         $10.50
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                          $899           $881           $801           $550           $246
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)      .45%(f)        .43%           .46%           .56%           .65%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net assets after expense waiver/reimbursement(e),(g),(h)         .45%(f)        .43%           .46%           .56%           .59%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    1.26%(f)       2.04%          2.01%          1.69%          1.61%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           12%            33%            29%            20%            31%
---------------------------------------------------------------------------------------------------------------------------------
Total return(i)                                                (5.05%)(j)      1.57%         10.40%         11.72%          5.97%(j)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  83

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                                 2008(K)            2008           2007           2006        2005(B)
Net asset value, beginning of period                           $10.43         $11.68         $11.30         $10.47         $10.05
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .03(c)         .15(c)         .10            .07            .04
Net gains (losses) (both realized and unrealized)                (.59)          (.01)           .96           1.06            .49
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (.56)           .14           1.06           1.13            .53
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.05)          (.31)          (.29)          (.14)          (.10)
Distributions from realized gains                                  --          (1.08)          (.39)          (.16)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.05)         (1.39)          (.68)          (.30)          (.11)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $9.82         $10.43         $11.68         $11.30         $10.47
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                          $178           $199           $202           $154            $67
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)     1.21%(f)       1.19%          1.22%          1.32%          1.42%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net assets after expense waiver/reimbursement(e),(g),(h)        1.21%(f)       1.19%          1.22%          1.32%          1.36%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                     .50%(f)       1.23%          1.21%           .91%           .82%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           12%            33%            29%            20%            31%
---------------------------------------------------------------------------------------------------------------------------------
Total return(i)                                                (5.35%)(j)       .81%          9.54%         10.90%          5.24%(j)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 84 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                                 2008(K)            2008           2007           2006        2005(B)
Net asset value, beginning of period                           $10.43         $11.68         $11.30         $10.47         $10.05
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .03(c)         .16(c)         .12            .07            .04
Net gains (losses) (both realized and unrealized)                (.60)          (.01)           .95           1.06            .49
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (.57)           .15           1.07           1.13            .53
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.05)          (.32)          (.30)          (.14)          (.10)
Distributions from realized gains                                  --          (1.08)          (.39)          (.16)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.05)         (1.40)          (.69)          (.30)          (.11)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $9.81         $10.43         $11.68         $11.30         $10.47
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $34            $33            $26            $15             $7
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)     1.21%(f)       1.19%          1.22%          1.32%          1.41%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net assets after expense waiver/reimbursement(e),(g),(h)        1.21%(f)       1.19%          1.22%          1.32%          1.37%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                     .50%(f)       1.33%          1.27%           .93%           .83%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           12%            33%            29%            20%            31%
---------------------------------------------------------------------------------------------------------------------------------
Total return(i)                                                (5.44%)(j)       .85%          9.57%         10.91%          5.24%(j)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  85

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                                 2008(J)            2008           2007           2006        2005(B)
Net asset value, beginning of period                           $10.50         $11.75         $11.35         $10.50         $10.05
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .08(c)         .29(c)         .28            .19            .12
Net gains (losses) (both realized and unrealized)                (.60)          (.02)           .91           1.06            .49
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (.52)           .27           1.19           1.25            .61
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.11)          (.44)          (.40)          (.24)          (.15)
Distributions from realized gains                                  --          (1.08)          (.39)          (.16)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.11)         (1.52)          (.79)          (.40)          (.16)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $9.87         $10.50         $11.75         $11.35         $10.50
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $1             $1            $--            $--            $--
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)      .35%(f)        .34%           .31%           .39%           .48%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net assets after expense waiver/reimbursement(e),(g),(h)         .09%(f)        .16%           .31%           .39%           .36%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    1.63%(f)       2.41%          2.14%          1.69%          1.35%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           12%            33%            29%            20%            31%
---------------------------------------------------------------------------------------------------------------------------------
Total return                                                   (4.94%)(i)      1.86%         10.69%         12.02%          6.10%(i)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Not annualized.
(j)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 86 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

RiverSource Portfolio Builder Aggressive Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                                 2008(K)            2008           2007           2006        2005(B)
Net asset value, beginning of period                           $10.46         $12.20         $11.66         $10.53         $10.06
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .03(c)         .19(c)         .19            .12            .07
Net gains (losses) (both realized and unrealized)                (.65)          (.14)          1.18           1.37            .52
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (.62)           .05           1.37           1.49            .59
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                               --           (.39)          (.35)          (.17)          (.11)
Distributions from realized gains                                  --          (1.40)          (.48)          (.19)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                --          (1.79)          (.83)          (.36)          (.12)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $9.84         $10.46         $12.20         $11.66         $10.53
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                          $425           $429           $400           $275           $120
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)      .48%(f)        .46%           .49%           .61%           .78%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)       .48%(f)        .46%           .49%           .59%           .59%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                     .63%(f)       1.53%          1.47%          1.10%          1.04%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           14%            40%            40%            24%            38%
---------------------------------------------------------------------------------------------------------------------------------
Total return(i)                                                (6.02%)(j)      (.31%)        11.85%         14.26%          5.81%(j)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  87

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                                 2008(K)            2008           2007           2006        2005(B)
Net asset value, beginning of period                           $10.38         $12.11         $11.59         $10.48         $10.06
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                     (.01)(c)        .09(c)         .02            .03            .01
Net gains (losses) (both realized and unrealized)                (.65)          (.13)          1.24           1.37            .50
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (.66)          (.04)          1.26           1.40            .51
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                               --           (.29)          (.26)          (.10)          (.08)
Distributions from realized gains                                  --          (1.40)          (.48)          (.19)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                --          (1.69)          (.74)          (.29)          (.09)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $9.72         $10.38         $12.11         $11.59         $10.48
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $83            $95            $98            $79            $36
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)     1.24%(f)       1.22%          1.25%          1.37%          1.54%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)      1.24%(f)       1.22%          1.25%          1.37%          1.37%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    (.13%)(f)       .74%           .66%           .28%           .25%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           14%            40%            40%            24%            38%
---------------------------------------------------------------------------------------------------------------------------------
Total return(i)                                                (6.36%)(j)     (1.02%)        10.97%         13.48%          5.02%(j)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 88 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                                 2008(K)            2008           2007           2006        2005(B)
Net asset value, beginning of period                           $10.33         $12.08         $11.58         $10.48         $10.06
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                     (.01)(c)        .10(c)         .06            .03            .01
Net gains (losses) (both realized and unrealized)                (.65)          (.15)          1.20           1.37            .49
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (.66)          (.05)          1.26           1.40            .50
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                               --           (.30)          (.28)          (.11)          (.07)
Distributions from realized gains                                  --          (1.40)          (.48)          (.19)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                --          (1.70)          (.76)          (.30)          (.08)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $9.67         $10.33         $12.08         $11.58         $10.48
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $16            $15            $12             $7             $3
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)     1.23%(f)       1.21%          1.25%          1.38%          1.55%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)      1.23%(f)       1.21%          1.25%          1.37%          1.37%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    (.15%)(f)       .83%           .72%           .32%           .21%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           14%            40%            40%            24%            38%
---------------------------------------------------------------------------------------------------------------------------------
Total return(i)                                                (6.39%)(j)     (1.06%)        11.00%         13.40%          4.96%(j)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  89

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                                 2008(J)            2008           2007           2006        2005(B)
Net asset value, beginning of period                           $10.48         $12.23         $11.68         $10.53         $10.06
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .05(c)         .28(c)         .22            .12            .08
Net gains (losses) (both realized and unrealized)                (.65)          (.20)          1.17           1.39            .52
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (.60)           .08           1.39           1.51            .60
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                               --           (.43)          (.36)          (.17)          (.12)
Distributions from realized gains                                  --          (1.40)          (.48)          (.19)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                --          (1.83)          (.84)          (.36)          (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $9.88         $10.48         $12.23         $11.68         $10.53
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $--            $--            $--            $--            $--
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)      .36%(f)        .35%           .33%           .44%           .61%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)       .11%(f)        .18%           .33%           .42%           .38%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                    1.02%(f)       2.29%          1.60%           .95%          1.75%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           14%            40%            40%            24%            38%
---------------------------------------------------------------------------------------------------------------------------------
Total return                                                   (5.73%)(i)      (.09%)        12.04%         14.46%          5.94%(i)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Not annualized.
(j)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 90 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

RiverSource Portfolio Builder Total Equity Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                     2008(L)               2008              2007              2006           2005(B)
Net asset value, beginning of period               $10.53            $12.61            $11.99            $10.55            $10.07
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.00)(c),(d)       .12(c)            .14               .07               .05
Net gains (losses) (both realized and
 unrealized)                                         (.72)             (.26)             1.40              1.71               .54
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (.72)             (.14)             1.54              1.78               .59
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --              (.34)             (.33)             (.13)             (.10)
Distributions from realized gains                      --             (1.60)             (.59)             (.21)             (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --             (1.94)             (.92)             (.34)             (.11)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.81            $10.53            $12.61            $11.99            $10.55
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $377              $384              $364              $231               $92
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         .49%(g)           .46%              .49%              .62%              .83%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     .49%(g)           .46%              .49%              .59%              .59%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (.05%)(g)          .93%              .88%              .53%              .58%(g)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               13%               31%               27%               17%               39%
---------------------------------------------------------------------------------------------------------------------------------
Total return(j)                                    (6.84%)(k)        (2.04%)           13.02%            16.99%             5.80%(k)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Rounds to zero.
(e)  Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.
(l)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  91

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                         2008(K)           2008              2007              2006          2005(B)
Net asset value, beginning of period                  $10.44         $12.52            $11.91            $10.50           $10.07
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            (.04)(c)        .01(c)             --              (.03)            (.02)
Net gains (losses) (both realized and unrealized)       (.71)          (.26)             1.44              1.71              .52
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (.75)          (.25)             1.44              1.68              .50
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      --           (.23)             (.24)             (.06)            (.06)
Distributions from realized gains                         --          (1.60)             (.59)             (.21)            (.01)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       --          (1.83)             (.83)             (.27)            (.07)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.69         $10.44            $12.52            $11.91           $10.50
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $72            $85               $91               $68              $28
--------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                           1.25%(f)       1.22%             1.25%             1.38%            1.59%(f)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                       1.25%(f)       1.22%             1.25%             1.37%            1.36%(f)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           (.80%)(f)       .11%              .06%             (.29%)           (.19%)(f)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  13%            31%               27%               17%              39%
--------------------------------------------------------------------------------------------------------------------------------
Total return(i)                                       (7.18%)(j)     (2.86%)           12.25%            16.11%            4.99%(j)
--------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 92 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                     2008(K)               2008              2007              2006          2005(B)
Net asset value, beginning of period               $10.39            $12.49            $11.90            $10.50           $10.07
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.04)(c)           .03(c)             --              (.03)            (.02)
Net gains (losses) (both realized and
 unrealized)                                         (.70)             (.27)             1.44              1.71              .52
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (.74)             (.24)             1.44              1.68              .50
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --              (.26)             (.26)             (.07)            (.06)
Distributions from realized gains                      --             (1.60)             (.59)             (.21)            (.01)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --             (1.86)             (.85)             (.28)            (.07)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.65            $10.39            $12.49            $11.90           $10.50
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $14               $14               $11                $6               $2
--------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.24%(f)          1.22%             1.25%             1.38%            1.60%(f)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.24%(f)          1.22%             1.25%             1.37%            1.37%(f)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (.84%)(f)          .24%              .15%             (.21%)           (.31%)(f)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               13%               31%               27%               17%              39%
--------------------------------------------------------------------------------------------------------------------------------
Total return(i)                                    (7.12%)(j)        (2.87%)           12.25%            16.10%            4.99%(j)
--------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  93

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,                     2008(J)               2008              2007              2006           2005(B)
Net asset value, beginning of period               $10.57            $12.65            $12.01            $10.55            $10.07
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .02(c)            .15(c)            .16               .09               .07
Net gains (losses) (both realized and
 unrealized)                                         (.72)             (.26)             1.41              1.71               .53
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (.70)             (.11)             1.57              1.80               .60
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --              (.37)             (.34)             (.13)             (.11)
Distributions from realized gains                      --             (1.60)             (.59)             (.21)             (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --             (1.97)             (.93)             (.34)             (.12)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.87            $10.57            $12.65            $12.01            $10.55
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--               $--               $--               $--               $--
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .36%(f)           .35%              .33%              .46%              .66%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .11%(f)           .16%              .33%              .42%              .40%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .46%(f)          1.17%              .91%              .51%              .48%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               13%               31%               27%               17%               39%
---------------------------------------------------------------------------------------------------------------------------------
Total return                                       (6.62%)(i)        (1.78%)           13.27%            17.23%             5.93%(i)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Not annualized.
(j)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 94 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to each of the RiverSource Portfolio Builder Series Funds (each, a "Series Fund" and collectively, the "Series Funds"). Under an investment management services agreement with respect to each Series Fund (each, an "IMS Agreement") RiverSource Investments provides investment advice and other services to each of the Series Funds and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and each Series Fund's performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Trustees reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of each IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to the Series Funds' operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Series Funds. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under each IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Series Funds.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each of the Series Funds. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of each of the Series Funds, the performance of a benchmark index, the percentage ranking of each Series Fund among its comparison group and the net assets of each Series Fund; and (ii) a report detailing each Series Fund's performance over various periods (including since inception), recent Series Fund inflows (and outflows) and a comparison of each Series Fund's net assets from December 2006 to December 2007. The Board observed that each Series Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the Series Funds: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of each Series Fund's expenses with median expenses paid by funds in its peer group, as well as data showing each Series Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each of the Funds are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each of the Funds, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board noted the rationale for according weight

--------------------------------------------------------------------------------

              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT  95

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

to the Series Fund's direct expenses, as opposed to its total expense ratios (i.e., direct expenses plus the expenses incurred by the underlying Funds in which each Series Fund invests). In this regard the Board noted that the Series Fund's direct expenses, after taking into account proposed expense caps/waivers, were less than the median direct expenses of the Series Fund's peer group, and that its direct expenses do not include any investment management service fees.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to each of the Series Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating each of the Series Funds, including data showing comparative profitability over the past two years. The Board noted that the fees paid by the Series Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: Given that the Series Funds' do not pay any investment management services fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each of the Series Funds.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for each Series Fund.

PROXY VOTING
--------------------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 96 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 SEMIANNUAL REPORT

(RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE PORTFOLIO BUILDER SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

This report must be accompanied or preceded by the Fund's
current prospectus. RiverSource(R) mutual funds are
distributed by RiverSource Distributors, Inc., Member FINRA, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.
(C) 2008 RiverSource Distributors, Inc.                          S-6293 F (9/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

S&P 500 INDEX FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JULY 31, 2008


RIVERSOURCE S&P 500 INDEX FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
LONG-TERM CAPITAL APPRECIATION.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      4

Fund Expenses Example...............     10

Portfolio of Investments............     12

Financial Statements................     22

Notes to Financial Statements.......     25

Approval of Investment Management
   Services Agreement...............     38

Proxy Voting........................     40

"Standard & Poors(R)", "S&P", "S&P
500(R)", and "Standard & Poor's
500(R)" are trademarks of the
McGraw-Hill Companies, Inc. These
trademarks and service marks have
been licensed for use by Ameriprise
Financial, Inc. The Fund is not
sponsored, endorsed, sold or
promoted by Standard & Poor's or any
of its subsidiaries or affiliates
(the "Licensors") and the Licensors
make no representation regarding the
advisability of investing in the
Fund.

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

                     RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource S&P 500 Index Fund's (the Fund) Class D shares declined 7.14% for the six months ended July 31, 2008.

> The Fund performed in line with its benchmark, the unmanaged Standard & Poor's
  500 Index (S&P 500 Index), which fell 7.08% for the six-month period.

> The Lipper S&P 500 Objective Funds Index (Lipper Index), representing the
  Fund's peer group, declined 7.16% during the same six months.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2008)
--------------------------------------------------------------------------------

                                                                              Since
                                 6 months*   1 year    3 years   5 years   inception(a)
-------------------------------------------------------------------------------------------
RiverSource S&P 500 Fund Class
  D                               -7.14%     -11.42%    +2.36%   +6.43%       +0.80%
-------------------------------------------------------------------------------------------
S&P 500 Index(1) (unmanaged)      -7.08%     -11.09%    +2.85%   +7.03%       +0.85%
-------------------------------------------------------------------------------------------
Lipper S&P 500 Objective Funds
  Index(2)                        -7.16%     -11.29%    +2.62%   +6.76%       +0.58%
-------------------------------------------------------------------------------------------

 * Not annualized.

(a) Fund, S&P 500 Index and Lipper peer group data is from Nov. 1, 1999.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The performance of Class E may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of Class E shares of the Fund.

The indices do not reflect the effects of expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

--------------------------------------------------------------------------------

 2 RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
----------------------------------------


          STYLE
VALUE    BLEND    GROWTH
            X              LARGE
                           MEDIUM        SIZE
                           SMALL

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                                        Net
                         Total      Expenses(a)
----------------------------------------------------
Class D                  0.68%         0.59%
----------------------------------------------------
Class E                  0.56%         0.38%
----------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.59% for Class D and 0.38% for Class E.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2008
                                                                                 SINCE
                                     6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   INCEPTION
 Class D (inception 10/25/99)         -7.14%     -11.42%   +2.36%    +6.43%     +0.80%
--------------------------------------------------------------------------------------------
 Class E (inception 10/25/99)         -7.11%     -11.32%   +2.54%    +6.66%     +1.05%
--------------------------------------------------------------------------------------------

AT JUNE 30, 2008
                                                                                 SINCE
                                     6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   INCEPTION
 Class D (inception 10/25/99)         -12.09%    -13.60%   +3.83%    +6.91%     +0.88%
--------------------------------------------------------------------------------------------
 Class E (inception 10/25/99)         -12.02%    -13.30%   +4.08%    +7.18%     +1.16%
--------------------------------------------------------------------------------------------

* Not annualized.

--------------------------------------------------------------------------------

                     RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT  3

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

Dear Shareholder,
RiverSource S&P 500 Index Fund's (the Fund) Class D shares declined 7.14% for the six months ended July 31, 2008. The Fund performed in line with its benchmark, the unmanaged Standard & Poor's 500 Index (S&P 500 Index or the Index), which fell 7.08% for the period. The Lipper S&P 500 Objective Funds Index, representing the Fund's peer group, declined 7.16% during the same six months.
Mutual funds, unlike unmanaged indexes, incur operating expenses. The Fund's Class D shares had an expense ratio of 0.59% for the reporting period. This ratio included fee waivers explained in the Financial Highlights section of this report. (See page 36.)

SIGNIFICANT PERFORMANCE FACTORS
The semiannual period was, to be blunt, rather dreadful, dominated by skyrocketing oil and gasoline prices, the after-shocks of the subprime mortgage crisis, ongoing deterioration of the housing market and concerns about whether the U.S. economy was or was not in a recession.

SECTOR DIVERSIFICATION(1) (at July 31, 2008; % of portfolio assets)
-----------------------------------------------------------------

Consumer Discretionary                               8.0%
--------------------------------------------------------------
Consumer Staples                                    11.1%
--------------------------------------------------------------
Energy                                              13.9%
--------------------------------------------------------------
Financials                                          15.2%
--------------------------------------------------------------
Health Care                                         12.5%
--------------------------------------------------------------
Industrials                                         11.3%
--------------------------------------------------------------
Information Technology                              16.3%
--------------------------------------------------------------
Materials                                            3.7%
--------------------------------------------------------------
Telecommunication Services                           3.1%
--------------------------------------------------------------
Utilities                                            3.7%
--------------------------------------------------------------
Other(2)                                             1.2%
--------------------------------------------------------------

(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Cash & Cash Equivalents. Of the 1.2%, 0.03% is due to security lending activity and 1.17% is the Fund's cash equivalent position.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 4 RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

In the first months of the semiannual period, stocks declined due to several factors. There were signs that consumer spending was slowing. Sales of new and existing homes showed no signs of stabilizing. The debate over the potential impact of inflation continued, as commodity prices soared higher, but both overall and core inflation remained relatively steady. The financial markets continued to take repeated blows from the fallout of the subprime mortgage crisis. During the second calendar quarter, the S&P 500 Index continued to lose ground, as the stock market was crushed by the price of crude oil. Crude oil prices rose approximately 38% in the second quarter alone, to end a market correction month of July that repriced crude oil from nearly $148 per barrel to around $124 per barrel.

TOP TEN HOLDINGS (at July 31, 2008; % of portfolio assets)
-----------------------------------------------------------------

Exxon Mobil                                          3.8%
--------------------------------------------------------------
General Electric                                     2.5%
--------------------------------------------------------------
Microsoft                                            1.8%
--------------------------------------------------------------
Procter & Gamble                                     1.8%
--------------------------------------------------------------
Johnson & Johnson                                    1.7%
--------------------------------------------------------------
AT&T                                                 1.6%
--------------------------------------------------------------
IBM                                                  1.6%
--------------------------------------------------------------
Chevron                                              1.6%
--------------------------------------------------------------
Bank of America                                      1.3%
--------------------------------------------------------------
JPMorgan Chase & Co                                  1.3%
--------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

                     RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------

The U.S. consumer continued to be challenged by these higher energy prices, as well as by falling home values, rising food prices, a weakening labor market and high debt levels. Further, the agony for the financial sector continued, as concerns grew over how badly the credit crisis of the mortgage market has damaged the balance sheets of financial companies. In July, the S&P 500 Index was down approximately 1%, an improvement over June and an improvement over the middle of the month when the stock market was off more dramatically, as the crisis over the viability of mortgage companies Fannie Mae and Freddie Mac deepened, leading U.S. lawmakers to propose a plan to shore up the two companies. Buoying the equity market in July were crude oil prices, which fell 11.4% for the month to end the semiannual period at just over $124 per barrel. Also, banking and financial stocks rebounded significantly in July.

The Federal Reserve (the Fed) lowered the targeted federal funds rate by 100 basis points, or 1.00%, during the semiannual period, bringing the targeted federal funds rate to 2.00%. Following its April interest rate cut, the Fed announced at its subsequent meetings during the period that it was holding the targeted federal funds rate steady, statements widely considered to signal an end to the Fed's easing cycle.

Against the challenging backdrop of the period, some sectors and individual stocks of the S&P 500 Index posted gains, while others experienced a significant beating. Energy and consumer staples were the best performing sectors in the S&P 500 Index, with each generating solid positive returns. The top performing industries for the period were technology hardware and equipment; energy; transportation; food and staples retailing; and pharmaceuticals, biotechnology and life sciences.

Conversely, financials and consumer discretionary were the two weakest sectors, each posting double-digit negative returns. As financials was the largest sector by weighting in the Index and in the Fund, it detracted most from the Fund's semiannual performance. Indeed four of the five weakest performing industries for the period were part of the financials sector, namely diversified financials, banks, capital goods and insurance. Software and services was also a poorly performing industry during the period.

Among individual stocks in the S&P 500 Index, INTERNATIONAL BUSINESS MACHINES
(IBM), SCHLUMBERGER, QUALCOMM, WAL-MART STORES and JOHNSON & JOHNSON contributed the most to returns during the six-month

--------------------------------------------------------------------------------

 6 RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

period. The biggest underperformers were AMERICAN INTERNATIONAL GROUP (AIG), GENERAL ELECTRIC, MICROSOFT, CITIGROUP and AT&T.

As always, each sector and stock in the S&P 500 Index was represented in the Fund with approximately the same weighting as in the Index, and therefore had a similar effect.

CHANGES TO THE FUND'S PORTFOLIO
Because the Fund strives to stay fully invested in the stocks that make up the S&P 500 Index and to replicate the performance of the Index, we align the Fund's portfolio with the rebalancings undertaken by Standard & Poor's on a quarterly basis. We also add stocks to and delete stocks from the portfolio to mirror those changes to the S&P 500 Index. Deletions typically result from mergers and acquisitions or financial reversals. Stocks added to the S&P 500 Index often have increased their capitalization beyond that of the S&P MidCap 400 Index, an unmanaged benchmark of medium-sized company stocks.

During the semiannual period, there were 11 additions to and 11 deletions from the Index and the Fund's portfolio. Stocks added to the Index and Fund included energy and other commodities-related companies SOUTHWESTERN ENERGY, MASSEY ENERGY, CABOT OIL & GAS and AK STEEL; tobacco companies PHILIP MORRIS INT'L and LORILLARD; medical services companies INTUITIVE SURGICAL and DAVITA; and financials-related firms HCP and MASTERCARD. Deletions included several financials companies, including COMMERCE BANCORP, BEAR STEARNS, AMBAC FINANCIAL GROUP, COUNTRYWIDE FINANCIAL and ACE LIMITED. Other deletions included such well-known names as CIRCUIT CITY, TRANE, OFFICEMAX, BRUNSWICK,
SCRIPPS and CLEAR CHANNEL COMMUNICATIONS.

OUR FUTURE STRATEGY
We do not anticipate any changes in the portfolio beyond the customary quarterly rebalancings and stock substitutions we make to align the Fund with the S&P 500 Index.

Looking ahead more broadly, the equity market needs some sort of catalyst to make things better. While some analysts believe a bottom for the S&P 500 Index may have been hit in mid-July, others say that the bottom has not yet been reached and may be dependent on the U.S. dollar and the price of oil. At the end of the semiannual period, former Fed chairman

--------------------------------------------------------------------------------

                     RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

Against the challenging backdrop of the period, some sectors and individual stocks of the S&P 500 Index generated gains, while others experienced a significant beating.

Alan Greenspan said that he still believes there's a 50% chance of recession because of the credit-market crunch and subprime mortgage crisis. Further, at the end of July, the housing slump was showing few signs of abating. Earnings estimates were being revised lower, squeezed by sluggish demand and rising costs. The cheapest sectors - financials and consumer discretionary - were the ones with the biggest problems. Others appeared overvalued.
Overall, we believe that the U.S. economy may well experience a recession in 2009 and that equity markets will be challenged in such an environment.
There remains the possibility, however, that the growth rate of the U.S. economy will surprise on the upside over the next several quarters, as rebate checks are spent, export growth remains strong and the drag from the downturn in housing construction begins to moderate. Should this better-than-expected growth be realized, then the economy may avoid recession, although inflation and the onset of higher interest rates remain risks in such a scenario.

While falling stock prices may be distressing to those with short-term investment horizons, investors know that falling prices eventually create an opportunity to profit. Simply put, when the expected return of a stock falls to a point where a good return can be earned (without the use of debt), prices will rise. This is exactly what happened in the 1980s and 1990s after the tough markets of the 1970s. Stocks were highly discounted at the beginning of the 1980s and the long-term investor earned impressive rewards. In the meantime, we believe there will be a continued shake-out in multiple industries. That may include banks, retailers, casual dining chains and other weak players. This is the way our

--------------------------------------------------------------------------------

 8 RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

system works - it's not much fun to watch, but survival of the fittest in our capitalist economy has always made our economy stronger in the long run.

Thus, we remain positive on the ability of the equity markets to recover. We urge investors to manage their near-term expectations of the market and to maintain an unemotional long-term perspective on their investments.

                                   (PHOTO - DAVID FACTOR)
                                   David Factor, CFA(R)
                                   Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investment, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

                     RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period. An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). This fee will not apply to certain qualifying institutional investors. If your account value is below $10,000, the impact to your ending account value would be a decrease of $10 and the total expenses paid during the periods would be an increase of $10.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual account fee of $10 will be assessed on accounts whose balances are

--------------------------------------------------------------------------------

 10 RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

below $10,000 (for any reason, including market fluctuation). This fee will not apply to certain qualifying institutional investors. If your account value is below $10,000, the impact to your ending account value would be a decrease of $10 and the total expenses paid during the periods would be an increase of $10.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               BEGINNING         ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                             FEB. 1, 2008    JULY 31, 2008    THE PERIOD(A)   EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class D
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  928.60          $2.83            .59%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,021.93          $2.97            .59%
-------------------------------------------------------------------------------------------
Class E
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  928.90          $1.82            .38%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,022.97          $1.91            .38%
-------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended July 31, 2008: -7.14% for Class D and -7.11% for Class E.

--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JULY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (98.7%)
ISSUER                                            SHARES                    VALUE(A)

AEROSPACE & DEFENSE (2.7%)
Boeing                                                11,984                $732,342
General Dynamics                                       6,350                 566,039
Goodrich                                               1,989                  97,739
Honeywell Intl                                        11,825                 601,183
L-3 Communications Holdings                            1,965                 193,926
Lockheed Martin                                        5,383                 561,608
Northrop Grumman                                       5,456                 367,680
Precision Castparts                                    2,225                 207,882
Raytheon                                               6,747                 384,107
Rockwell Collins                                       2,561                 127,256
United Technologies                                   15,512                 992,458
                                                                     ---------------
Total                                                                      4,832,220
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.9%)
CH Robinson Worldwide                                  2,715                 130,863
Expeditors Intl of Washington                          3,395                 120,556
FedEx                                                  4,944                 389,785
United Parcel Service Cl B                            16,272               1,026,438
                                                                     ---------------
Total                                                                      1,667,642
------------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                                    11,664                 181,842
------------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber                                 3,832(b)               75,222
Johnson Controls                                       9,456                 285,193
                                                                     ---------------
Total                                                                        360,415
------------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
Ford Motor                                            35,757(b)              171,634
General Motors                                         9,029                  99,951
Harley-Davidson                                        3,773                 142,770
                                                                     ---------------
Total                                                                        414,355
------------------------------------------------------------------------------------

BEVERAGES (2.5%)
Anheuser-Busch Companies                              11,371                 770,499
Brown-Forman Cl B                                      1,340                  96,426

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
BEVERAGES (CONT.)
Coca-Cola                                             31,854              $1,640,481
Coca-Cola Enterprises                                  4,591                  77,726
Constellation Brands Cl A                              3,115(b)               67,035
Molson Coors Brewing Cl B                              2,234                 120,569
Pepsi Bottling Group                                   2,164                  60,267
PepsiCo                                               25,294               1,683,569
                                                                     ---------------
Total                                                                      4,516,572
------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.7%)
Amgen                                                 17,360(b)            1,087,256
Biogen Idec                                            4,674(b)              326,058
Celgene                                                6,950(b)              524,656
Genzyme                                                4,267(b)              327,066
Gilead Sciences                                       14,710(b)              794,046
                                                                     ---------------
Total                                                                      3,059,082
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                                  5,774                  95,213
------------------------------------------------------------------------------------

CAPITAL MARKETS (3.0%)
American Capital                                       3,235                  65,735
Ameriprise Financial                                   3,545                 150,663
Bank of New York Mellon                               18,243                 647,626
Charles Schwab                                        14,802                 338,818
E*TRADE Financial                                      7,550(b)               22,801
Federated Investors Cl B                               1,380                  45,347
Franklin Resources                                     2,485                 250,016
Goldman Sachs Group                                    6,281               1,155,954
Janus Capital Group                                    2,334                  70,814
Legg Mason                                             2,250                  90,788
Lehman Brothers Holdings                              11,114                 192,717
Merrill Lynch & Co                                    21,745                 579,504
Morgan Stanley                                        17,651                 696,860
Northern Trust                                         3,050                 238,419
State Street                                           6,803                 487,367
T Rowe Price Group                                     4,136                 247,540
                                                                     ---------------
Total                                                                      5,280,969
------------------------------------------------------------------------------------

CHEMICALS (2.1%)
Air Products & Chemicals                               3,359                 319,810

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
CHEMICALS (CONT.)
Ashland                                                  885                 $36,966
Dow Chemical                                          14,833                 494,087
Eastman Chemical                                       1,217                  72,971
Ecolab                                                 2,796                 124,981
EI du Pont de Nemours & Co                            14,368                 629,463
Hercules                                               1,804                  36,170
Intl Flavors & Fragrances                              1,283                  51,602
Monsanto                                               8,746               1,041,737
PPG Inds                                               2,619                 158,816
Praxair                                                4,998                 468,463
Rohm & Haas                                            1,998                 149,850
Sigma-Aldrich                                          2,050                 124,517
                                                                     ---------------
Total                                                                      3,709,433
------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.6%)
BB&T                                                   8,727                 244,531
Comerica                                               2,395                  68,784
Fifth Third Bancorp                                    9,160                 127,965
First Horizon Natl                                     2,985                  28,059
Huntington Bancshares                                  5,847                  41,046
KeyCorp                                                7,736                  81,615
M&T Bank                                               1,235                  86,919
Marshall & Ilsley                                      4,131                  62,791
Natl City                                             12,122(d)               57,337
PNC Financial Services Group                           5,523                 393,735
Regions Financial                                     11,078                 105,019
SunTrust Banks                                         5,610                 230,347
US Bancorp                                            27,754                 849,550
Wachovia                                              34,089                 588,717
Wells Fargo & Co                                      52,662               1,594,079
Zions Bancorporation                                   1,710                  50,052
                                                                     ---------------
Total                                                                      4,610,546
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Allied Waste Inds                                      5,375(b)               65,038
Avery Dennison                                         1,699                  74,773
Cintas                                                 2,083                  59,241
Equifax                                                2,067                  72,531
Monster Worldwide                                      1,980(b)               35,125
Pitney Bowes                                           3,318                 105,147
Robert Half Intl                                       2,532                  64,034
RR Donnelley & Sons                                    3,377                  90,166
Waste Management                                       7,822                 277,994
                                                                     ---------------
Total                                                                        844,049
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

COMMUNICATIONS EQUIPMENT (2.6%)
Ciena                                                  1,440(b)              $29,765
Cisco Systems                                         94,200(b)            2,071,459
Corning                                               25,120                 502,651
JDS Uniphase                                           3,672(b)               40,135
Juniper Networks                                       8,370(b)              217,871
Motorola                                              35,958                 310,677
QUALCOMM                                              25,798               1,427,661
Tellabs                                                6,331(b)               32,541
                                                                     ---------------
Total                                                                      4,632,760
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (4.8%)
Apple                                                 14,064(b)            2,235,472
Dell                                                  32,232(b)              791,940
EMC                                                   32,960(b)              494,730
Hewlett-Packard                                       39,331               1,762,029
IBM                                                   21,906               2,803,529
Lexmark Intl Cl A                                      1,517(b)               53,216
NetApp                                                 5,481(b)              140,040
QLogic                                                 2,106(b)               39,677
SanDisk                                                3,585(b)               50,549
Sun Microsystems                                      12,471(b)              132,567
Teradata                                               2,868(b)               67,169
                                                                     ---------------
Total                                                                      8,570,918
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                  2,838                 230,872
Jacobs Engineering Group                               1,945(b)              150,426
                                                                     ---------------
Total                                                                        381,298
------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                       1,748                 112,204
------------------------------------------------------------------------------------

CONSUMER FINANCE (0.7%)
American Express                                      18,467                 685,494
Capital One Financial                                  5,981                 250,365
Discover Financial Services                            7,650                 112,073
SLM                                                    7,448(b)              127,584
                                                                     ---------------
Total                                                                      1,175,516
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Ball                                                   1,564                  69,722
Bemis                                                  1,592                  44,831
Pactiv                                                 2,087(b)               50,318
Sealed Air                                             2,560                  55,552
                                                                     ---------------
Total                                                                        220,423
------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
DISTRIBUTORS (0.1%)
Genuine Parts                                          2,614                $104,848
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                      2,078(b)              129,439
H&R Block                                              5,188                 126,224
                                                                     ---------------
Total                                                                        255,663
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.0%)
Bank of America                                       72,753               2,393,574
CIT Group                                              4,500                  38,160
Citigroup                                             86,809               1,622,460
CME Group                                                875                 315,114
IntercontinentalExchange                               1,125(b)              112,275
JPMorgan Chase & Co                                   55,060               2,237,088
Leucadia Natl                                          2,820                 126,251
Moody's                                                3,240                 112,784
NYSE Euronext                                          4,225                 199,589
                                                                     ---------------
Total                                                                      7,157,295
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.7%)
AT&T                                                  94,740               2,918,940
CenturyTel                                             1,681                  62,516
Embarq                                                 2,353                 107,697
Frontier Communications                                5,165                  59,707
Qwest Communications Intl                             24,265                  92,935
Verizon Communications                                45,449               1,547,084
Windstream                                             7,133                  85,025
                                                                     ---------------
Total                                                                      4,873,904
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.2%)
Allegheny Energy                                       2,675                 129,470
American Electric Power                                6,403                 252,919
Duke Energy                                           20,164(h)              354,483
Edison Intl                                            5,194                 251,078
Entergy                                                3,054                 326,534
Exelon                                                10,464                 822,680
FirstEnergy                                            4,861                 357,527
FPL Group                                              6,506                 419,832
Pepco Holdings                                         3,210                  80,057
Pinnacle West Capital                                  1,599                  53,678
PPL                                                    5,944                 279,130
Progress Energy                                        4,166                 176,263
Southern                                              12,241                 433,209
                                                                     ---------------
Total                                                                      3,936,860
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

ELECTRICAL EQUIPMENT (0.5%)
Cooper Inds Cl A                                       2,776                $117,064
Emerson Electric                                      12,446                 606,120
Rockwell Automation                                    2,331                 103,753
                                                                     ---------------
Total                                                                        826,937
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Agilent Technologies                                   5,740(b)              206,984
Jabil Circuit                                          3,340                  54,308
Molex                                                  2,220                  54,457
Tyco Electronics                                       7,628(c)              252,792
                                                                     ---------------
Total                                                                        568,541
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.2%)
Baker Hughes                                           4,912                 407,254
BJ Services                                            4,686                 137,768
Cameron Intl                                           3,450(b)              164,772
ENSCO Intl                                             2,310                 159,713
Halliburton                                           13,908                 623,357
Nabors Inds                                            4,484(b,c)            163,487
Natl Oilwell Varco                                     6,620(b)              520,531
Noble                                                  4,288                 222,419
Rowan Companies                                        1,794                  71,401
Schlumberger                                          19,032               1,933,650
Smith Intl                                             3,205                 238,388
Transocean                                             5,084(b)              691,577
Weatherford Intl                                      10,840(b)              408,993
                                                                     ---------------
Total                                                                      5,743,310
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.7%)
Costco Wholesale                                       6,914                 433,370
CVS Caremark                                          22,796                 832,054
Kroger                                                10,547                 298,269
Safeway                                                6,985                 186,639
SUPERVALU                                              3,389                  86,826
SYSCO                                                  9,579                 271,660
Walgreen                                              15,802                 542,641
Wal-Mart Stores                                       37,103               2,174,978
Whole Foods Market                                     2,235                  49,550
                                                                     ---------------
Total                                                                      4,875,987
------------------------------------------------------------------------------------

FOOD PRODUCTS (1.6%)
Archer-Daniels-Midland                                10,268                 293,973
Campbell Soup                                          3,436                 125,002
ConAgra Foods                                          7,258                 157,353
Dean Foods                                             2,425(b)               51,653
General Mills                                          5,338                 343,714
Hershey                                                2,672                  98,249

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
FOOD PRODUCTS (CONT.)
HJ Heinz                                               5,022                $253,008
Kellogg                                                4,051                 214,946
Kraft Foods Cl A                                      24,169                 769,057
McCormick & Co                                         2,040                  81,804
Sara Lee                                              11,260                 153,812
Tyson Foods Cl A                                       4,365                  65,039
WM Wrigley Jr                                          3,417                 269,806
                                                                     ---------------
Total                                                                      2,877,416
------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                                    721                  28,710
Questar                                                2,760                 145,949
                                                                     ---------------
Total                                                                        174,659
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.2%)
Baxter Intl                                           10,006                 686,511
Becton Dickinson & Co                                  3,890                 330,300
Boston Scientific                                     21,475(b)              255,338
Covidien                                               7,968                 392,344
CR Bard                                                1,584                 147,059
Hospira                                                2,536(b)               96,774
Intuitive Surgical                                       610(b)              189,887
Medtronic                                             17,908                 946,079
St. Jude Medical                                       5,406(b)              251,811
Stryker                                                3,808                 244,436
Varian Medical Systems                                 2,000(b)              120,000
Zimmer Holdings                                        3,694(b)              254,554
                                                                     ---------------
Total                                                                      3,915,093
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.9%)
Aetna                                                  7,728                 316,925
AmerisourceBergen                                      2,572                 107,690
Cardinal Health                                        5,695                 305,992
CIGNA                                                  4,477                 165,739
Coventry Health Care                                   2,420(b)               85,595
DaVita                                                 1,655(b)               92,432
Express Scripts                                        4,010(b)              282,865
Five Star Quality Care                                    --(b)                    1
Humana                                                 2,695(b)              118,337
Laboratory Corp of America Holdings                    1,778(b)              120,157
McKesson                                               4,421                 247,532
Medco Health Solutions                                 8,080(b)              400,606
Patterson Companies                                    1,935(b)               60,430
Quest Diagnostics                                      2,520                 133,963

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Tenet Healthcare                                       7,641(b)              $44,241
UnitedHealth Group                                    19,596                 550,257
WellPoint                                              8,382(b)              439,636
                                                                     ---------------
Total                                                                      3,472,398
------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                             2,891                  60,422
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.3%)
Carnival Unit                                          6,960                 257,102
Darden Restaurants                                     2,234                  72,761
Intl Game Technology                                   4,936                 107,161
Marriott Intl Cl A                                     4,798                 124,316
McDonald's                                            18,076               1,080,764
Starbucks                                             11,608(b)              170,522
Starwood Hotels & Resorts Worldwide                    2,982                 102,253
Wendy's Intl                                           1,395                  32,015
Wyndham Worldwide                                      2,816                  50,519
Yum! Brands                                            7,552                 270,513
                                                                     ---------------
Total                                                                      2,267,926
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
Black & Decker                                           972                  58,339
Centex                                                 1,966                  28,861
DR Horton                                              4,390                  48,817
Fortune Brands                                         2,447                 140,237
Harman Intl Inds                                         925                  38,082
KB Home                                                1,236                  21,741
Leggett & Platt                                        2,659                  51,851
Lennar Cl A                                            2,230                  26,983
Newell Rubbermaid                                      4,420                  73,063
Pulte Homes                                            3,398                  41,490
Snap-On                                                  911                  51,280
Stanley Works                                          1,243                  55,289
Whirlpool                                              1,204                  91,142
                                                                     ---------------
Total                                                                        727,175
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.4%)
Clorox                                                 2,201                 119,955
Colgate-Palmolive                                      8,098                 601,438
Kimberly-Clark                                         6,665                 385,437
Procter & Gamble                                      48,683               3,187,763
                                                                     ---------------
Total                                                                      4,294,593
------------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
AES                                                   10,713(b)             $172,908
Constellation Energy Group                             2,841                 236,257
Dynegy Cl A                                            7,922(b)               53,315
                                                                     ---------------
Total                                                                        462,480
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.2%)
3M                                                    11,226                 790,198
General Electric                                     158,950               4,496,696
Textron                                                3,976                 172,837
Tyco Intl                                              7,688(c)              342,577
                                                                     ---------------
Total                                                                      5,802,308
------------------------------------------------------------------------------------

INSURANCE (3.4%)
AFLAC                                                  7,586                 421,857
Allstate                                               8,778                 405,719
American Intl Group                                   42,878               1,116,972
Aon                                                    4,763                 218,145
Assurant                                               1,530                  91,984
Chubb                                                  5,828                 279,977
Cincinnati Financial                                   2,604                  72,495
Genworth Financial Cl A                                6,910                 110,353
Hartford Financial Services Group                      5,022                 318,345
Lincoln Natl                                           4,134                 197,192
Loews                                                  5,777                 257,423
Marsh & McLennan Companies                             8,156                 230,407
MBIA                                                   3,393                  20,120
MetLife                                               11,325                 574,970
Principal Financial Group                              4,125                 175,354
Progressive                                           10,810                 218,903
Prudential Financial                                   6,952                 479,479
Safeco                                                 1,437                  95,072
Torchmark                                              1,436                  83,360
Travelers Companies                                    9,641                 425,361
Unum Group                                             5,522                 133,412
XL Capital Cl A                                        4,845(c)               86,677
                                                                     ---------------
Total                                                                      6,013,577
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Amazon.com                                             4,925(b)              375,975
Expedia                                                3,340(b)               65,364
IAC/InterActiveCorp                                    2,890(b)               50,459
                                                                     ---------------
Total                                                                        491,798
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

INTERNET SOFTWARE & SERVICES (1.6%)
Akamai Technologies                                    2,675(b)              $62,435
eBay                                                  17,632(b)              443,797
Google Cl A                                            3,710(b)            1,757,613
VeriSign                                               3,100(b)              100,874
Yahoo!                                                21,934(b)              436,267
                                                                     ---------------
Total                                                                      2,800,986
------------------------------------------------------------------------------------

IT SERVICES (1.1%)
Affiliated Computer Services Cl A                      1,545(b)               74,469
Automatic Data Processing                              8,266                 353,040
Cognizant Technology Solutions Cl A                    4,610(b)              129,403
Computer Sciences                                      2,410(b)              114,162
Convergys                                              1,967(b)               24,981
Electronic Data Systems                                8,018                 198,927
Fidelity Natl Information Services                     2,730                  51,734
Fiserv                                                 2,617(b)              125,145
MasterCard Cl A                                        1,160                 283,213
Paychex                                                5,117                 168,452
Total System Services                                  3,163                  61,932
Unisys                                                 5,678(b)               20,952
Western Union                                         11,803                 326,234
                                                                     ---------------
Total                                                                      1,932,644
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Eastman Kodak                                          4,592                  67,227
Hasbro                                                 2,213                  85,687
Mattel                                                 5,774                 115,769
                                                                     ---------------
Total                                                                        268,683
------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.4%)
Applied Biosystems                                     2,684(f)               99,120
Millipore                                                886(b)               62,330
PerkinElmer                                            1,894                  55,115
Thermo Fisher Scientific                               6,668(b)              403,548
Waters                                                 1,604(b)              108,976
                                                                     ---------------
Total                                                                        729,089
------------------------------------------------------------------------------------

MACHINERY (1.9%)
Caterpillar                                            9,796                 681,017
Cummins                                                3,240                 214,942
Danaher                                                4,068                 324,016
Deere & Co                                             6,878                 482,560
Dover                                                  3,029                 150,329
Eaton                                                  2,630                 186,835

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
MACHINERY (CONT.)
Illinois Tool Works                                    6,336                $296,842
Ingersoll-Rand Cl A                                    5,068(c)              182,433
ITT                                                    2,894                 193,782
Manitowoc                                              2,070                  54,565
PACCAR                                                 5,827                 245,084
Pall                                                   1,911                  77,243
Parker Hannifin                                        2,667                 164,501
Terex                                                  1,600(b)               75,728
                                                                     ---------------
Total                                                                      3,329,877
------------------------------------------------------------------------------------

MEDIA (2.6%)
CBS Cl B                                              10,861                 177,686
Comcast Cl A                                          47,210                 973,470
DIRECTV Group                                         11,330(b)              306,137
Gannett                                                3,651                  66,156
Interpublic Group of Companies                         7,531(b)               66,197
McGraw-Hill Companies                                  5,124                 208,393
Meredith                                                 589                  15,055
New York Times Cl A                                    2,294                  28,881
News Corp Cl A                                        36,720                 518,854
Omnicom Group                                          5,116                 218,402
Scripps Networks Interactive Cl A                      1,475(b)               59,797
Time Warner                                           57,066                 817,185
Viacom Cl B                                           10,091(b)              281,842
Walt Disney                                           30,383                 922,124
Washington Post Cl B                                     100                  61,825
                                                                     ---------------
Total                                                                      4,722,004
------------------------------------------------------------------------------------

METALS & MINING (1.2%)
AK Steel Holding                                       1,785                 113,348
Alcoa                                                 12,998                 438,683
Allegheny Technologies                                 1,604                  75,853
Freeport-McMoRan Copper & Gold                         6,112                 591,335
Newmont Mining                                         7,245                 347,470
Nucor                                                  5,004                 286,329
Titanium Metals                                        1,565                  17,622
United States Steel                                    1,881                 301,637
                                                                     ---------------
Total                                                                      2,172,277
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
Big Lots                                               1,294(b)               39,415
Dillard's Cl A                                           906                   9,160
Family Dollar Stores                                   2,226                  51,866
JC Penney                                              3,537                 109,046

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
MULTILINE RETAIL (CONT.)
Kohl's                                                 4,889(b)             $204,898
Macy's                                                 6,702                 126,065
Nordstrom                                              2,804                  80,587
Sears Holdings                                         1,115(b)               90,315
Target                                                12,411                 561,349
                                                                     ---------------
Total                                                                      1,272,701
------------------------------------------------------------------------------------

MULTI-UTILITIES (1.2%)
Ameren                                                 3,342                 137,323
CenterPoint Energy                                     5,231                  82,493
CMS Energy                                             3,594                  48,519
Consolidated Edison                                    4,350                 172,695
Dominion Resources                                     9,218                 407,250
DTE Energy                                             2,608                 106,876
Integrys Energy Group                                  1,218                  62,191
NiSource                                               4,371                  74,657
PG&E                                                   5,701                 219,660
Public Service Enterprise Group                        8,110                 338,998
Sempra Energy                                          3,996                 224,415
TECO Energy                                            3,365                  62,421
Xcel Energy                                            6,870                 137,812
                                                                     ---------------
Total                                                                      2,075,310
------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                                 14,342                 195,625
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.6%)
Anadarko Petroleum                                     7,460                 432,009
Apache                                                 5,320                 596,744
Cabot Oil & Gas                                        1,560                  68,656
Chesapeake Energy                                      7,665                 384,400
Chevron                                               32,976               2,788,450
ConocoPhillips                                        24,596               2,007,526
CONSOL Energy                                          2,920                 217,219
Devon Energy                                           7,118                 675,427
El Paso                                               11,205                 200,906
EOG Resources                                          3,956                 397,697
Exxon Mobil                                           84,264(h)            6,777,353
Hess                                                   4,473                 453,562
Kinder Morgan Management LLC                               1(b)                   32
Marathon Oil                                          11,286                 558,318
Massey Energy                                          1,280                  95,040
Murphy Oil                                             3,025                 241,183
Noble Energy                                           2,745                 202,773
Occidental Petroleum                                  13,084               1,031,412

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Peabody Energy                                         4,330                $292,925
Range Resources                                        2,460                 119,458
Southwestern Energy                                    5,455(b)              198,071
Spectra Energy                                        10,097                 274,335
Sunoco                                                 1,866                  75,778
Tesoro                                                 2,195                  33,891
Valero Energy                                          8,420                 281,312
Williams Companies                                     9,324                 298,834
XTO Energy                                             8,560                 404,289
                                                                     ---------------
Total                                                                     19,107,600
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Intl Paper                                             6,821                 189,079
MeadWestvaco                                           2,773                  74,344
Weyerhaeuser                                           3,377                 180,534
                                                                     ---------------
Total                                                                        443,957
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Avon Products                                          6,804                 288,489
Estee Lauder Companies Cl A                            1,825                  80,483
                                                                     ---------------
Total                                                                        368,972
------------------------------------------------------------------------------------

PHARMACEUTICALS (6.1%)
Abbott Laboratories                                   24,615               1,386,809
Allergan                                               4,898                 254,353
Barr Pharmaceuticals                                   1,720(b)              113,486
Bristol-Myers Squibb                                  31,561                 666,568
Eli Lilly & Co                                        15,772                 743,019
Forest Laboratories                                    4,860(b)              172,579
Johnson & Johnson                                     44,939               3,076,973
King Pharmaceuticals                                   3,929(b)               45,223
Merck & Co                                            34,227               1,126,068
Mylan                                                  4,855(b)               62,969
Pfizer                                               107,876               2,014,045
Schering-Plough                                       25,851                 544,939
Watson Pharmaceuticals                                 1,658(b)               47,933
Wyeth                                                 21,263                 861,577
                                                                     ---------------
Total                                                                     11,116,541
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.2%)
Apartment Investment & Management Cl A                 1,428                  48,795
AvalonBay Communities                                  1,235                 123,142
Boston Properties                                      1,910                 183,723
Developers Diversified Realty                          1,915                  61,203

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Equity Residential                                     4,310                $186,063
General Growth Properties                              4,270                 117,041
HCP                                                    3,745                 135,082
Host Hotels & Resorts                                  8,330                 109,206
Kimco Realty                                           4,050                 142,925
Plum Creek Timber                                      2,726                 132,811
ProLogis                                               4,175                 204,074
Public Storage                                         1,965                 160,914
Simon Property Group                                   3,586                 332,170
Vornado Realty Trust                                   2,160                 205,351
                                                                     ---------------
Total                                                                      2,142,500
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                            2,775(b)               38,989
------------------------------------------------------------------------------------

ROAD & RAIL (1.2%)
Burlington Northern Santa Fe                           4,676                 486,912
CSX                                                    6,456                 436,296
Norfolk Southern                                       5,988                 430,657
Ryder System                                             908                  59,892
Union Pacific                                          8,244                 679,635
                                                                     ---------------
Total                                                                      2,093,392
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Advanced Micro Devices                                 9,670(b)               40,711
Altera                                                 4,782                 104,965
Analog Devices                                         4,630                 141,261
Applied Materials                                     21,597                 374,060
Broadcom Cl A                                          7,131(b)              173,212
Intel                                                 91,340               2,026,834
KLA-Tencor                                             2,706                 101,719
Linear Technology                                      3,537                 109,824
LSI                                                   10,158(b)               70,497
MEMC Electronic Materials                              3,630(b)              167,742
Microchip Technology                                   2,955                  94,353
Micron Technology                                     12,129(b)               58,583
Natl Semiconductor                                     3,440                  72,068
Novellus Systems                                       1,595(b)               32,490
NVIDIA                                                 8,842(b)              101,152
Teradyne                                               2,732(b)               25,599
Texas Instruments                                     21,094                 514,272
Xilinx                                                 4,454                 110,593
                                                                     ---------------
Total                                                                      4,319,935
------------------------------------------------------------------------------------

SOFTWARE (3.4%)
Adobe Systems                                          8,478(b)              350,565

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SOFTWARE (CONT.)
Autodesk                                               3,568(b)             $113,784
BMC Software                                           3,043(b)              100,084
CA                                                     6,233                 148,719
Citrix Systems                                         2,929(b)               78,029
Compuware                                              4,165(b)               45,815
Electronic Arts                                        5,082(b)              219,441
Intuit                                                 5,118(b)              139,875
Microsoft                                            127,724               3,285,061
Novell                                                 5,642(b)               31,426
Oracle                                                63,251(b)            1,361,794
Symantec                                              13,388(b)              282,085
                                                                     ---------------
Total                                                                      6,156,678
------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.5%)
Abercrombie & Fitch Cl A                               1,380                  76,204
AutoNation                                             2,135(b)               22,033
AutoZone                                                 689(b)               89,770
Bed Bath & Beyond                                      4,129(b)              114,910
Best Buy                                               5,524                 219,413
GameStop Cl A                                          2,580(b)              104,516
Gap                                                    7,156                 115,355
Home Depot                                            27,061                 644,863
Limited Brands                                         4,777                  78,773
Lowe's Companies                                      23,340                 474,268
Office Depot                                           4,355(b)               29,614
RadioShack                                             2,090                  34,861
Sherwin-Williams                                       1,585                  84,401
Staples                                               11,201                 252,023
Tiffany & Co                                           2,004                  75,731
TJX Companies                                          6,770                 228,217
                                                                     ---------------
Total                                                                      2,644,952
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach                                                  5,450(b)              139,030
Jones Apparel Group                                    1,380                  23,101
Liz Claiborne                                          1,518                  19,840
Nike Cl B                                              6,048                 354,897
Polo Ralph Lauren                                        915                  54,141
VF                                                     1,392                  99,639
                                                                     ---------------
Total                                                                        690,648
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

THRIFTS & MORTGAGE FINANCE (0.4%)
Fannie Mae                                            16,964                $195,085
Freddie Mac                                           10,316                  84,282
Hudson City Bancorp                                    8,280                 151,193
MGIC Investment                                        1,991                  12,742
Sovereign Bancorp                                      7,640                  72,733
Washington Mutual                                     23,669                 126,156
                                                                     ---------------
Total                                                                        642,191
------------------------------------------------------------------------------------

TOBACCO (1.6%)
Altria Group                                          33,399                 679,670
Lorillard                                              2,800(b)              187,908
Philip Morris Intl                                    33,639               1,737,454
Reynolds American                                      2,726                 152,193
UST                                                    2,356                 123,949
                                                                     ---------------
Total                                                                      2,881,174
------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
WW Grainger                                            1,037                  92,822
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
American Tower Cl A                                    6,325(b)              265,018
Sprint Nextel                                         45,456                 370,011
TeleCorp PCS Escrow Cl A                                 520(b,g,i)               --
                                                                     ---------------
Total                                                                        635,029
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $157,997,093)                                                    $176,443,223
------------------------------------------------------------------------------------

MONEY MARKET FUND (1.2%)(e)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund, 2.54%            2,188,681(j)           $2,188,681
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $2,188,681)                                                        $2,188,681
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $160,185,774)(k)                                                 $178,631,904
====================================================================================

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT  19

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2008

                                  NUMBER OF                                            UNREALIZED
                                  CONTRACTS          NOTIONAL        EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION             LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------
E-mini S&P 500 Index,                  32            $2,027,360      Sept. 2008         $(30,293)
   10-year

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2008, the value of foreign securities represented 0.6% of net assets.

(d) At July 31, 2008, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.03% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 1.17% of net assets.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g)  Negligible market value.

(h) At July 31, 2008, investments in securities included securities valued at $314,025 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(i)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at July 31, 2008, is as follows:

                                                         ACQUISITION
SECURITY                                                    DATES            COST
---------------------------------------------------------------------------------
TeleCorp PCS Escrow Cl A                                  02-06-07           $--

(j) Affiliated Money Market Fund - See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at July 31, 2008.

(k) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $160,186,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $40,683,000
Unrealized depreciation                                            (22,237,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $18,446,000
------------------------------------------------------------------------------

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 20 RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT

FAIR VALUE MEASUREMENTS
Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    - Level 1 - quoted prices in active markets for identical securities

    - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

    - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                   FAIR VALUE AT JULY 31, 2008
                              ---------------------------------------------------------------------
                                  LEVEL 1             LEVEL 2
                               QUOTED PRICES           OTHER           LEVEL 3
                                 IN ACTIVE          SIGNIFICANT      SIGNIFICANT
                                MARKETS FOR         OBSERVABLE       UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS        INPUTS            INPUTS            TOTAL
---------------------------------------------------------------------------------------------------
Investments in securities       $178,631,904           $  --            $  --          $178,631,904
Other financial
  instruments*                       (30,293)             --               --               (30,293)
---------------------------------------------------------------------------------------------------
Total                           $178,601,611           $  --            $  --          $178,601,611
---------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT  21

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $157,997,093)         $176,443,223
   Affiliated money market fund (identified cost $2,188,681)       2,188,681
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $160,185,774)                                                 178,631,904
Capital shares receivable                                            189,979
Dividends receivable                                                 222,349
Receivable for investment securities sold                            285,680
----------------------------------------------------------------------------
Total assets                                                     179,329,912
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                62,149
Payable for investment securities purchased                          286,688
Payable upon return of securities loaned                              60,000
Variation margin payable                                              28,160
Accrued investment management services fees                            1,089
Accrued distribution fees                                                271
Accrued transfer agency fees                                              62
Accrued administrative services fees                                     297
Accrued plan administration services fees                                580
Other accrued expenses                                                99,427
----------------------------------------------------------------------------
Total liabilities                                                    538,723
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $178,791,189
============================================================================
REPRESENTED BY
Capital stock -- $.01 par value                                 $    391,629
Additional paid-in capital                                       160,276,098
Undistributed net investment income                                2,674,078
Accumulated net realized gain (loss)                              (2,966,453)
Unrealized appreciation (depreciation) on investments             18,415,837
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $178,791,189
============================================================================
*Including securities on loan, at value                         $     47,300
----------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
                         NET ASSETS    SHARES OUTSTANDING    NET ASSET VALUE PER SHARE
Class D                $ 39,072,397             8,596,396                        $4.55
Class E                $139,718,792            30,566,469                        $4.57
--------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 22 RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $  2,105,967
Interest                                                              10,168
Income distributions from affiliated money market fund                55,216
Fee income from securities lending                                       104
----------------------------------------------------------------------------
Total income                                                       2,171,455
----------------------------------------------------------------------------
Expenses:
Investment management services fees                                  218,996
Distribution fees -- Class D                                          55,138
Transfer agency fees
   Class D                                                            17,894
   Class E                                                            38,744
Administrative services fees                                          59,726
Plan administration services fees -- Class E                         116,232
Compensation of board members                                          1,860
Custodian fees                                                        33,800
Printing and postage                                                   4,308
Registration fees                                                     15,760
Licensing fees                                                        12,900
Professional fees                                                      9,933
Other                                                                  5,489
----------------------------------------------------------------------------
Total expenses                                                       590,780
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                (201,222)
   Earnings and bank fee credits on cash balances                       (226)
----------------------------------------------------------------------------
Total net expenses                                                   389,332
----------------------------------------------------------------------------
Investment income (loss) -- net                                    1,782,123
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) - NET
Net realized gain (loss) on:
   Security transactions                                           5,578,634
   Futures contracts                                                (143,280)
----------------------------------------------------------------------------
Net realized gain (loss) on investments                            5,435,354
Net change in unrealized appreciation (depreciation) on
   investments                                                   (21,594,368)
----------------------------------------------------------------------------
Net gain (loss) on investments                                   (16,159,014)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(14,376,891)
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED     YEAR ENDED
                                                        JULY 31, 2008      JAN. 31, 2008
                                                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                          $  1,782,123      $   4,255,908
Net realized gain (loss) on investments                     5,435,354         29,893,950
Net change in unrealized appreciation (depreciation)
   on investments                                         (21,594,368)       (37,698,543)
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             (14,376,891)        (3,548,685)
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class D                                                      --           (750,148)
      Class E                                                      --         (3,099,735)
   Net realized gain
      Class D                                                      --         (4,038,391)
      Class E                                                      --        (14,238,675)
----------------------------------------------------------------------------------------
Total distributions                                                --        (22,126,949)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class D shares                                           2,114,409          5,926,919
   Class E shares                                          12,967,019         31,902,987
Reinvestment of distributions at net asset value
   Class D shares                                                  --          4,787,791
   Class E shares                                                  --         17,338,410
Payments for redemptions
   Class D shares                                          (7,874,404)       (14,000,923)
   Class E shares                                         (27,188,529)      (105,589,277)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                           (19,981,505)       (59,634,093)
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   (34,358,396)       (85,309,727)
Net assets at beginning of period                         213,149,585        298,459,312
----------------------------------------------------------------------------------------
Net assets at end of period                              $178,791,189      $ 213,149,585
========================================================================================
Undistributed net investment income                      $  2,674,078      $     891,955
----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 24 RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO JULY 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource S&P 500 Index Fund (the Fund) is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). While the Fund may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

The Fund offers Class D and Class E shares which are sold without a sales charge. Class D shares are sold through wrap fee programs or other investment products sponsored by a financial institution having a selling agreement with the distributor. Class E shares are sold to qualifying institutional investors.

Both classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration service fees) differ between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT  25

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At July 31, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at July 31, 2008 was $0. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS

As part of its indexing strategy, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

--------------------------------------------------------------------------------

 26 RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At July 31, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

As part of its indexing strategy, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT  27

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, re-characterization of REIT distributions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities - an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of July 31, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

--------------------------------------------------------------------------------

 28 RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.22% to 0.12% annually as the Fund's assets increase. The management fee for the six months ended July 31, 2008 was 0.22% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended July 31, 2008 was 0.06% of the Fund's average daily net assets.

OTHER FEES

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended July 31, 2008, other expenses paid to this company were $340.

COMPENSATION OF BOARD MEMBERS

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT  29

TRANSFER AGENCY FEES

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class D for this service. The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class E shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive for Class D. This fee is included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.15% of the Fund's average daily net assets attributable to Class E shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class D shares.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES

For the six moths ended July 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class D.....................................................    0.59%
Class E.....................................................    0.34

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class D.....................................................    $ 6,867
Class E.....................................................     38,744

The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class E.....................................................    $81,518

The management fees waived/reimbursed at the Fund level were $74,093.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Jan. 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of

--------------------------------------------------------------------------------

 30 RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT acquired funds*) will not exceed the following percentage of the Fund's average daily net assets:

Class D.....................................................    0.59%
Class E.....................................................    0.38

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

REDEMPTION FEES

Shares held in the Fund for less than 180 days are subject to a redemption fee of 0.50% of the proceeds of the redeemed shares. The redemption fee is retained by the Fund and accounted for as an addition to paid-in capital. For accounts under $10,000, an annual fee of $10 may be charged and deducted from the shareholder's account.

EARNINGS AND BANK FEE CREDITS

During the six months ended July 31, 2008, the Fund's custodian and transfer agency fees were reduced by $226 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $4,226,228 and $19,701,101, respectively, for the six months ended July 31, 2008. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT  31

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                              SIX MONTHS ENDED JULY 31, 2008
                                            ISSUED FOR
                                            REINVESTED                           NET
                                 SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
--------------------------------------------------------------------------------------------
Class D                          448,695            --      (1,647,915)      (1,199,220)
Class E                        2,704,501            --      (5,684,405)      (2,979,904)
--------------------------------------------------------------------------------------------

                                                 YEAR ENDED JAN. 31, 2008
                                            ISSUED FOR
                                            REINVESTED                           NET
                                 SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
--------------------------------------------------------------------------------------------
Class D                        1,051,265       927,866      (2,525,705)        (546,574)
Class E                        5,596,001     3,347,183     (18,774,093)      (9,830,909)
--------------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At July 31, 2008, securities valued at $47,300 were on loan to brokers. For collateral, the Fund received $60,000 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the Portfolio of Investments. Income from securities lending amounted to $104 for the six months ended July 31, 2008. For the six months ended July 31, 2008, the Fund had no expenses paid to the Investment Manager as securities lending agent. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds

--------------------------------------------------------------------------------

 32 RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $18,687,037 and $22,086,540, respectively, for the six months ended July 31, 2008. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at July 31, 2008, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings during the six months ended July 31, 2008.

8. CAPITAL LOSS CARRY-OVER AND RECOGNIZED BUILT-IN LOSSES

For federal income tax purposes, the Fund had a capital loss carry-over of $1,885,594 at Jan. 31, 2008, that if not offset by capital gains will expire in 2010.

The Fund also had recognized built-in losses of $3,602,230 at Jan. 31, 2008, that if not offset by capital gains will expire as follows:

 2012        2013        2014      2015
$41,050   $3,259,225   $235,890   $66,065

As a result of prior mergers, the Fund acquired capital loss carry-overs and unrealized capital losses, which are limited by Internal Revenue Code Section 382.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over and recognized built-in losses have been offset or expire.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they

--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT 33 purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe

--------------------------------------------------------------------------------

 34 RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT  35

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS D

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,             2008(I)             2008           2007           2006           2005
Net asset value, beginning of period         $4.90          $5.54          $4.92          $4.55          $4.38
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .04(b)         .08(b)         .08            .07            .07
Net gains (losses) (both realized and
 unrealized)                                  (.39)          (.21)           .61            .36            .17
--------------------------------------------------------------------------------------------------------------
Total from investment operations              (.35)          (.13)           .69            .43            .24
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income            --           (.08)          (.07)          (.06)          (.07)
Distributions from realized gains               --           (.43)            --             --             --
--------------------------------------------------------------------------------------------------------------
Total distributions                             --           (.51)          (.07)          (.06)          (.07)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $4.55          $4.90          $5.54          $4.92          $4.55
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $39            $48            $57            $63            $69
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                  .70%(e)        .68%           .79%           .85%           .82%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)              .59%(e)        .59%           .59%           .62%           .62%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 1.59%(e)       1.43%          1.40%          1.26%          1.41%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         2%             4%            20%             7%             6%
--------------------------------------------------------------------------------------------------------------
Total return                                (7.14%)(h)     (2.89%)        14.05%          9.56%          5.43%
--------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(h)  Not annualized.
(i)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT

CLASS E

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,               2008(I)            2008()           2007           2006           2005
Net asset value, beginning of period         $4.92             $5.56          $4.95          $4.57          $4.39
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .04(b)            .10(b)         .09            .08            .08
Net gains (losses) (both realized and
 unrealized)                                  (.39)             (.22)           .60            .38            .18
-----------------------------------------------------------------------------------------------------------------
Total from investment operations              (.35)             (.12)           .69            .46            .26
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income            --              (.09)          (.08)          (.08)          (.08)
Distributions from realized gains               --              (.43)            --             --             --
-----------------------------------------------------------------------------------------------------------------
Total distributions                             --              (.52)          (.08)          (.08)          (.08)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $4.57             $4.92          $5.56          $4.95          $4.57
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $140              $165           $241           $218           $301
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                  .56%(e)           .56%           .56%           .60%           .56%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)              .34%(e)           .36%           .34%           .37%           .38%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 1.85%(e)          1.67%          1.64%          1.52%          1.64%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         2%                4%            20%             7%             6%
-----------------------------------------------------------------------------------------------------------------
Total return                                (7.11%)(h)        (2.64%)        14.05%         10.03%          5.90%
-----------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(h)  Not annualized.
(i)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT  37

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the

--------------------------------------------------------------------------------

 38 RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer group's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

--------------------------------------------------------------------------------

                    RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT  39

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY
VOTING ----------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 40 RIVERSOURCE S&P 500 INDEX FUND -- 2008 SEMIANNUAL REPORT

     RIVERSOURCE S&P 500 INDEX FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6436 K (9/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

SMALL COMPANY INDEX FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JULY 31, 2008


RIVERSOURCE SMALL COMPANY INDEX
FUND SEEKS TO PROVIDE SHAREHOLDERS
WITH LONG-TERM CAPITAL
APPRECIATION.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      5

Fund Expenses Example...............     11

Portfolio of Investments............     13

Financial Statements................     25

Notes to Financial Statements.......     28

Approval of Investment Management
   Services Agreement...............     41

Proxy Voting........................     43

"Standard & Poor's(R)," "S&P(R),"
"S&P SmallCap 600," and "Standard &
Poor's Small Capitalization Stock
Index" are trademarks of The
McGraw-Hill Companies, Inc. and have
been licensed for use by affiliates
of Ameriprise Financial, Inc. The
Fund is not sponsored, endorsed,
sold or promoted by Standard &
Poor's and Standard & Poor's makes
no representation regarding the
advisability of investing in the
Fund.

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

               RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Small Company Index Fund (the Fund) Class A shares (excluding sales charge) declined 0.48% for the six months ended July 31, 2008.

> The Fund underperformed its benchmark, the unmanaged Standard & Poor's
  SmallCap 600 Index, which fell 0.30% for the period.

> The Lipper Small-Cap Core Funds Index, representing the Fund's peer group, declined 0.18% during the same six months.

> Mutual funds, unlike unmanaged indices, incur operating expenses. The Fund's
  Class A shares had an expense ratio of 0.74% for the reporting period. This ratio included fee waivers explained beneath the Annual Operating Expense Ratio table on page 3 of this report.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2008)
--------------------------------------------------------------------------------

                            6 months*   1 year   3 years   5 years   10 years
----------------------------------------------------------------------------------
RiverSource Small Company
  Index Fund Class A
  (excluding sales
  charge)                    -0.48%     -8.63%   +2.11%    +10.10%   +7.72%
----------------------------------------------------------------------------------
S&P SmallCap 600 Index(1)
  (unmanaged)                -0.30%     -8.28%   +2.79%    +10.92%   +8.67%
----------------------------------------------------------------------------------
Lipper Small-Cap Core
  Funds Index(2)             -0.18%     -8.48%   +3.18%    +10.02%   +7.78%
----------------------------------------------------------------------------------

* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

--------------------------------------------------------------------------------

 2 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
----------------------------------------


          STYLE
VALUE    BLEND    GROWTH
                           LARGE
                           MEDIUM        SIZE
            X              SMALL

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                         Total      Net expenses(a)
-------------------------------------------------------
Class A                  0.93%           0.74%
-------------------------------------------------------
Class B                  1.69%           1.50%
-------------------------------------------------------
Class R4                 0.78%           0.64%
-------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.74% for Class A, 1.50% for Class B and 0.64% for Class R4.

--------------------------------------------------------------------------------

               RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2008
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS
 Class A (inception 8/19/96)          -0.48%      -8.63%   +2.11%    +10.10%    +7.72%
-------------------------------------------------------------------------------------------
 Class B (inception 8/19/96)          -0.95%      -9.51%   +1.30%     +9.21%    +6.88%
-------------------------------------------------------------------------------------------
 Class R4 (inception 8/19/96)         -0.31%      -8.50%   +2.25%    +10.27%    +7.89%
-------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 8/19/96)          -6.24%     -13.93%   +0.11%     +8.82%    +7.17%
-------------------------------------------------------------------------------------------
 Class B (inception 8/19/96)          -5.90%     -13.00%   +0.48%     +8.96%    +6.88%
-------------------------------------------------------------------------------------------

AT JUNE 30, 2008
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS
 Class A (inception 8/19/96)           -7.22%    -15.04%   +3.43%    +10.74%    +6.65%
-------------------------------------------------------------------------------------------
 Class B (inception 8/19/96)           -7.72%    -15.84%   +2.58%     +9.89%    +5.82%
-------------------------------------------------------------------------------------------
 Class R4 (inception 8/19/96)          -7.17%    -15.00%   +3.55%    +10.92%    +6.81%
-------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 8/19/96)          -12.59%    -19.89%   +1.40%     +9.43%    +6.10%
-------------------------------------------------------------------------------------------
 Class B (inception 8/19/96)          -12.33%    -19.09%   +1.75%     +9.64%    +5.82%
-------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

* Not annualized.

--------------------------------------------------------------------------------

 4 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

Dear Shareholder,
RiverSource Small Company Index Fund Class A shares (excluding sales charge) declined 0.48% for the six months ended July 31, 2008. The Fund underperformed its benchmark, the unmanaged Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index or the Index), which fell 0.30% for the period. The Lipper Small-Cap Core Funds Index, representing the Fund's peer group, declined 0.18% during the same six months.
Mutual funds, unlike unmanaged indexes, incur operating expenses. The Fund's Class A shares had an expense ratio of 0.74% for the reporting period. This ratio included fee waivers explained beneath the Annual Operating Expense Ratio table on page 3 of this report.

SIGNIFICANT PERFORMANCE FACTORS
For the semiannual period overall, stocks with smaller capitalizations led the U.S. equity market. Still, it was a most challenging time for broad equity market investors, dominated by skyrocketing oil and gasoline prices, the after-shocks of the mortgage market collapse, ongoing deterioration of the housing market and concerns about whether the U.S. economy was or was not in a recession.

SECTOR DIVERSIFICATION(1) (at July 31, 2008; % of portfolio assets)
-----------------------------------------------------------------

Consumer Discretionary                              12.5%
--------------------------------------------------------------
Consumer Staples                                     3.7%
--------------------------------------------------------------
Energy                                               7.6%
--------------------------------------------------------------
Financials                                          15.9%
--------------------------------------------------------------
Health Care                                         12.3%
--------------------------------------------------------------
Industrials                                         17.7%
--------------------------------------------------------------
Information Technology                              15.6%
--------------------------------------------------------------
Materials                                            3.5%
--------------------------------------------------------------
Telecommunication Services                           0.2%
--------------------------------------------------------------
Utilities                                            4.9%
--------------------------------------------------------------
Other(2)                                             6.1%
--------------------------------------------------------------

(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Cash & Cash Equivalents. Of the 6.1%, 5.5% is due to security lending activity and 0.6% is the Fund's cash equivalent position.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

               RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------

In the first months of the semiannual period, there were signs that consumer spending was slowing. Sales of new and existing homes showed no signs of stabilizing. The debate over the potential impact of inflation continued, as commodity prices soared higher, but both overall and core inflation remained relatively steady. The financial markets continued to take repeated blows from the fallout of the subprime mortgage crisis. During the second calendar quarter, the S&P SmallCap 600 Index rebounded somewhat, eking out modest gains, even as the broader stock market was crushed by the price of crude oil, which rose about 10% in June and approximately 38% in the second quarter alone, to end June at around $140 per barrel. The U.S. consumer continued to be challenged by these higher energy prices, as well as by falling home values, rising food prices, a weakening labor market and high debt levels. Further, the agony for the financial sector continued, as concerns grew over how badly the collapse of the mortgage market has damaged the balance sheets of financial companies. July was a better month for equity investors overall, and especially for small-cap equity investors. The S&P SmallCap 600 Index was up approximately 2.1% for the month. Buoying the equity market in July were crude oil prices, which fell 11.4% for the month to end

TOP TEN HOLDINGS (at July 31, 2008; % of portfolio assets)
-----------------------------------------------------------------

Oceaneering Intl                                     0.7%
--------------------------------------------------------------
Southern Union                                       0.7%
--------------------------------------------------------------
Unit                                                 0.6%
--------------------------------------------------------------
Itron                                                0.6%
--------------------------------------------------------------
Essex Property Trust                                 0.6%
--------------------------------------------------------------
UGI                                                  0.6%
--------------------------------------------------------------
W-H Energy Services                                  0.6%
--------------------------------------------------------------
Landstar System                                      0.5%
--------------------------------------------------------------
Woodward Governor                                    0.5%
--------------------------------------------------------------
St. Mary Land & Exploration                          0.5%
--------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Investments in small-capitalization companies often involve greater risks and a potential for more volatility than investments in larger, more established companies.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

 6 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

For the semiannual period overall, stocks with smaller capitalizations led the U.S. equity market.

the semiannual period at just over $124 per barrel.
Also, banking and financial stocks rebounded significantly in July, especially after the middle of the month when U.S. lawmakers proposed a plan to shore up struggling mortgage companies Fannie Mae and Freddie Mac.

The Federal Reserve Board (the Fed) lowered the targeted federal funds rate by 100 basis points, or 1.00%, during the semiannual period, bringing the targeted federal funds rate to 2.00%. Following its April interest rate cut, the Fed announced at its subsequent meetings during the period that it was holding the targeted federal funds rate steady, statements widely considered to signal an end to the Fed's easing cycle.

Against the challenging backdrop of the period, some sectors and individual stocks of the S&P SmallCap
600 Index posted gains, while others took a significant beating. Energy and industrials were the best performing sectors in the Index, with each generating solid positive returns. The top performing industries for the period were energy, capital goods, real estate, pharmaceuticals, biotechnology and life sciences, food, beverage and tobacco. Conversely, financials and consumer discretionary were the two weakest sectors, each posting double-digit negative returns. The worst performing industries were banks, consumer durables and apparel, health care equipment and services, consumer services and insurance.

Among individual stocks in the S&P SmallCap 600
Index, four of the five that contributed the most to returns during the six-month period were energy-related. These were MASSEY ENERGY, CABOT OIL
& GAS, PATRIOT COAL, and W-H ENERGY SERVICES.
TRIMBLE NAVIGATION, which

--------------------------------------------------------------------------------

               RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

provides advance positioning products to commercial and government users, also performed well. The biggest underperformers were shoe manufacturer CROCS, medical services companies HEALTHWAYS and PEDIATRIX MEDICAL GROUP, and commercial banks UCBH HOLDINGS and SOUTH FINANCIAL GROUP.

As always, each sector and stock in the S&P SmallCap 600 Index was represented in the Fund with approximately the same weighting as in the Index and therefore had a similar effect.

CHANGES TO THE FUND'S PORTFOLIO
Because the Fund strives to stay fully invested in the stocks that make up the S&P SmallCap 600 Index and to replicate the performance of the Index, we align the Fund's portfolio with the rebalancings undertaken by Standard & Poor's on a quarterly basis. We also add stocks to and delete stocks from the portfolio to mirror those changes to the S&P SmallCap 600 Index.

During the semiannual period, there were 41 additions to and 41 deletions from the S&P SmallCap 600 Index and the Fund's portfolio. Many deletions occur because stocks have outgrown the S&P SmallCap 600 Index and consequently move up to the Standard & Poor's MidCap 400 Index, an unmanaged index of medium-sized company stocks. Deletions also are made because companies have ceased to exist largely due to mergers or acquisitions. Deletions included companies in various sectors, such as PATRIOT COAL, BANKUNITED FINANCIAL, TRIMBLE NAVIGATION, CHESAPEAKE, FLIR SYSTEMS, MESA AIR GROUP, CARAUSTAR INDUSTRIES, RESPIRONICS, BRADLEY PHARMACEUTICALS and NAPSTER.

Stocks added to the Index and Fund included companies in a variety of sectors, including LASALLE HOTEL PROPERTIES, THE E.W. SCRIPPS COMPANY, RUBY TUESDAY, BRUNSWICK, OFFICEMAX, GREEN MOUNTAIN COFFEE ROASTERS, HEALTHSPRING, NUTRISYSTEM, ZOLL MEDICAL, PERRY ELLIS INT'L, NATIONAL PENN BANCSHARES, OLYMPIC STEEL, OLD NATIONAL BANCORP and HOME PROPERTIES.

OUR FUTURE STRATEGY
We do not anticipate any changes in the Fund's portfolio beyond the customary quarterly rebalancings and stock substitutions we make to align the Fund with the S&P SmallCap 600 Index.

--------------------------------------------------------------------------------

 8 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Looking ahead more broadly, we believe smaller-cap growth-oriented companies may continue to do well if the pace of merger and acquisition activity continues as anticipated. That said, the equity market overall needs some sort of catalyst to make things better. While some analysts believe a bottom for the stock market may have been hit in mid-July, others say that the bottom has not yet been reached and may be dependent on the U.S. dollar and the price of oil. Further, at the end of the semiannual period, former Fed chairman Alan Greenspan said he still believes there's a 50% chance of recession because of the credit-market crunch and subprime mortgage crisis. The housing slump was showing few signs of abating. Earnings estimates were being revised lower, squeezed by sluggish demand and rising costs. The cheapest sectors -- financials and consumer discretionary -- were the ones with the biggest problems. Others appeared overvalued. Overall, we believe that the U.S. economy may well experience a recession in 2009 and that equity markets will be challenged in such an environment. There remains the possibility, however, that the growth rate of the U.S. economy will surprise on the upside over the next several quarters, as rebate checks are spent, export growth remains strong and the drag from the downturn in housing construction begins to moderate. Should this better-than-expected growth be realized, then the economy may avoid recession, although inflation and the onset of higher interest rates remain risks in such a scenario.

--------------------------------------------------------------------------------

               RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------

We remain positive on the ability of the equity markets to recover. We also remain particularly positive on small-cap stocks given their earnings growth history. Still, because small-cap stocks are more volatile than their large-cap counterparts, we urge investors to manage their near-term expectations of the market and to maintain an unemotional long-term perspective on their investments.

                             (PHOTO - David Factor)

                              David Factor, CFA(R)
                              Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investment, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

 10 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                 BEGINNING        ENDING         EXPENSES
                               ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                               FEB. 1, 2008    JULY 31, 2008   THE PERIOD(A)   EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------
   Actual(b)                      $1,000         $  995.20         $3.67            .74%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                      $1,000         $1,021.18         $3.72            .74%
--------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------
   Actual(b)                      $1,000         $  990.50         $7.42           1.50%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                      $1,000         $1,017.40         $7.52           1.50%
--------------------------------------------------------------------------------------------
Class R4
--------------------------------------------------------------------------------------------
   Actual(b)                      $1,000         $  996.90         $3.18            .64%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                      $1,000         $1,021.68         $3.22            .64%
--------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended July 31, 2008: -0.48% for Class A, -0.95% for Class B and -0.31% for Class R4.

--------------------------------------------------------------------------------

 12 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JULY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (99.0%)
ISSUER                                            SHARES                      VALUE(A)

AEROSPACE & DEFENSE (2.8%)
AAR                                                   51,125(b)               $878,839
Applied Signal Technology                             16,610                   243,170
Ceradyne                                              34,750(b)              1,610,663
Cubic                                                 20,460                   546,691
Curtiss-Wright                                        59,050                 3,108,392
Esterline Technologies                                38,940(b)              1,899,493
GenCorp                                               75,223(b)                630,369
Moog Cl A                                             56,245(b)              2,500,090
Orbital Sciences                                      77,240(b)              1,931,772
Teledyne Technologies                                 46,774(b)              2,942,085
Triumph Group                                         21,801                 1,154,581
                                                                       ---------------
Total                                                                       17,446,145
--------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.5%)
Forward Air                                           38,043                 1,391,993
Hub Group Cl A                                        49,670(b)              1,930,177
                                                                       ---------------
Total                                                                        3,322,170
--------------------------------------------------------------------------------------

AIRLINES (0.2%)
SkyWest                                               77,008                 1,172,062
--------------------------------------------------------------------------------------

AUTO COMPONENTS (0.3%)
ATC Technology                                        28,020(b)                703,863
Drew Inds                                             24,035(b)                355,718
Spartan Motors                                        42,765                   231,786
Standard Motor Products                               15,995                   150,193
Superior Inds Intl                                    30,590(d)                516,665
                                                                       ---------------
Total                                                                        1,958,225
--------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Fleetwood Enterprises                                104,270(b)                295,084
Monaco Coach                                          39,344                    88,131
Winnebago Inds                                        38,346(d)                489,295
                                                                       ---------------
Total                                                                          872,510
--------------------------------------------------------------------------------------

BEVERAGES (0.1%)
Boston Beer Cl A                                      13,145(b)                595,337
--------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

BIOTECHNOLOGY (1.1%)
ArQule                                                45,699(b)               $173,199
Cubist Pharmaceuticals                                74,420(b)              1,686,357
Martek Biosciences                                    43,555(b)              1,638,104
Regeneron Pharmaceuticals                             82,474(b)              1,805,355
Savient Pharmaceuticals                               58,677(b)              1,559,635
                                                                       ---------------
Total                                                                        6,862,650
--------------------------------------------------------------------------------------

BUILDING PRODUCTS (1.3%)
Apogee Enterprises                                    37,934                   655,500
Gibraltar Inds                                        39,505                   624,574
Griffon                                               34,733(b)                349,067
Lennox Intl                                           74,712                 2,667,217
NCI Building Systems                                  25,895(b)                970,027
Quanex Building Products                              49,224                   758,050
Simpson Mfg                                           49,376                 1,185,518
Universal Forest Products                             24,994                   674,838
                                                                       ---------------
Total                                                                        7,884,791
--------------------------------------------------------------------------------------

CAPITAL MARKETS (1.1%)
Greenhill & Co                                        22,965                 1,410,740
Investment Technology Group                           57,710(b)              1,716,295
LaBranche & Co                                        71,995(b)                497,485
optionsXpress Holdings                                55,555                 1,378,320
Piper Jaffray Companies                               20,155(b)                715,503
SWS Group                                             29,169                   551,877
TradeStation Group                                    37,450(b)                403,711
                                                                       ---------------
Total                                                                        6,673,931
--------------------------------------------------------------------------------------

CHEMICALS (1.5%)
Arch Chemicals                                        32,807                 1,053,105
Balchem                                               23,910                   603,728
Georgia Gulf                                          45,498(d)                131,944
HB Fuller                                             64,290                 1,607,249
Material Sciences                                     15,887(b)                120,265
NewMarket                                             18,185                 1,123,106
OM Group                                              40,300(b)              1,354,080
Omnova Solutions                                      56,344(b)                151,565

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
CHEMICALS (CONT.)
Penford                                               14,823                  $212,265
PolyOne                                              123,092(b)                923,190
Quaker Chemical                                       13,553                   404,964
Schulman A                                            35,765                   830,821
Tronox Cl B                                           54,940                    76,916
Zep                                                   27,596                   471,064
                                                                       ---------------
Total                                                                        9,064,262
--------------------------------------------------------------------------------------

COMMERCIAL BANKS (5.4%)
Boston Private Financial Holdings                     71,904                   563,008
Cascade Bancorp                                       37,055(d)                276,801
Central Pacific Financial                             37,885                   419,387
Columbia Banking System                               23,870                   360,676
Community Bank System                                 39,475                   931,610
East West Bancorp                                     83,716(d)                997,058
First BanCorp                                        100,106(c)                875,928
First Commonwealth Financial                          84,035(d)                957,999
First Financial Bancorp                               40,565                   458,385
First Financial Bankshares                            27,425                 1,258,533
First Midwest Bancorp                                 64,092                 1,315,809
Frontier Financial                                    54,590(d)                630,515
Glacier Bancorp                                       71,205(d)              1,543,012
Hancock Holding                                       31,885                 1,431,318
Hanmi Financial                                       50,890                   269,717
Independent Bank                                      26,442                   134,061
Irwin Financial                                       25,035                   102,894
Nara Bancorp                                          28,745                   301,248
Natl Penn Bancshares                                 104,890                 1,408,673
Old Natl Bancorp                                      87,370(d)              1,326,277
PrivateBancorp                                        37,110(d)              1,096,601
Prosperity Bancshares                                 50,850                 1,632,284
Provident Bankshares                                  43,747                   398,098
Signature Bank                                        39,300(b)              1,156,599
South Financial Group                                 96,029(d)                579,055
Sterling Bancorp                                      23,745                   333,380
Sterling Bancshares                                   96,512                   938,097
Sterling Financial                                    68,476                   512,200
Susquehanna Bancshares                               113,465(d)              1,624,818
UCBH Holdings                                        145,778(d)                657,459
UMB Financial                                         46,990                 2,587,738
Umpqua Holdings                                       79,280                 1,076,622
United Bankshares                                     50,812                 1,279,954
United Community Banks                                52,108                   554,950
Whitney Holding                                       84,644                 1,740,280

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
COMMERCIAL BANKS (CONT.)
Wilshire Bancorp                                      23,270                  $286,686
Wintrust Financial                                    31,150                   643,248
                                                                       ---------------
Total                                                                       32,660,978
--------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.6%)
ABM Inds                                              58,654                 1,403,590
Administaff                                           30,300                   869,913
Angelica                                              12,609                   276,641
Bowne & Co                                            35,495                   458,950
CDI                                                   17,952                   369,452
Consolidated Graphics                                 14,622(b)                489,837
G&K Services Cl A                                     26,101                   888,478
Healthcare Services Group                             56,778                   943,083
Heidrick & Struggles Intl                             22,681                   643,233
Interface Cl A                                        73,990                   876,782
Mobile Mini                                           45,694(b)                912,966
On Assignment                                         46,736(b)                398,658
School Specialty                                      22,754(b)                757,936
Spherion                                              72,401(b)                354,041
Standard Register                                     16,699                   147,452
Sykes Enterprises                                     43,370(b)                765,914
Tetra Tech                                            77,663(b)              2,231,258
TrueBlue                                              58,495(b)                883,275
United Stationers                                     30,876(b)              1,183,477
Viad                                                  27,325                   832,866
Volt Information Sciences                             17,716(b)                245,721
Waste Connections                                     87,638(b)              3,189,147
Watson Wyatt Worldwide Cl A                           56,310                 3,262,601
                                                                       ---------------
Total                                                                       22,385,271
--------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.4%)
ARRIS Group                                          161,755(b)              1,547,995
Bel Fuse Cl B                                         15,590                   442,132
Black Box                                             23,113                   686,456
Blue Coat Systems                                     50,420(b)                732,603
Comtech Telecommunications                            32,010(b)              1,572,651
Digi Intl                                             34,010(b)                344,181
Ditech Networks                                       34,410(b)                 68,132
Harmonic                                             124,211(b)                967,604
NETGEAR                                               46,640(b)                706,596
Network Equipment Technologies                        38,777(b)                113,229
PC-Tel                                                27,535                   287,190
Symmetricom                                           60,684(b)                293,104

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
COMMUNICATIONS EQUIPMENT (CONT.)
Tollgrade Communications                              17,368(b)                $90,314
ViaSat                                                35,002(b)                806,096
                                                                       ---------------
Total                                                                        8,658,283
--------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.7%)
Adaptec                                              159,582(b)                582,474
Avid Technology                                       41,515(b)                917,897
Hutchinson Technology                                 31,117(b)                461,776
Intevac                                               28,630(b)                304,910
Novatel Wireless                                      41,815(b)                390,970
Stratasys                                             27,230(b)                423,427
Synaptics                                             29,910(b)              1,442,260
                                                                       ---------------
Total                                                                        4,523,714
--------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.5%)
EMCOR Group                                           89,556(b)              2,697,427
Insituform Technologies Cl A                          36,645(b)                633,592
                                                                       ---------------
Total                                                                        3,331,019
--------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.4%)
Headwaters                                            55,420(b)                726,556
Texas Inds                                            36,227                 1,872,936
                                                                       ---------------
Total                                                                        2,599,492
--------------------------------------------------------------------------------------

CONSUMER FINANCE (0.5%)
Cash America Intl                                     38,443                 1,620,757
First Cash Financial Services                         34,335(b)                654,768
Rewards Network                                       35,570(b)                176,783
World Acceptance                                      21,575(b)                706,797
                                                                       ---------------
Total                                                                        3,159,105
--------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.3%)
Myers Inds                                            37,167                   416,270
Rock-Tenn Cl A                                        44,270                 1,573,799
                                                                       ---------------
Total                                                                        1,990,069
--------------------------------------------------------------------------------------

DISTRIBUTORS (0.5%)
Audiovox Cl A                                         24,127(b)                220,280
LKQ                                                  151,960(b)              3,115,180
                                                                       ---------------
Total                                                                        3,335,460
--------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.7%)
Coinstar                                              36,855(b)              1,271,129
CPI                                                    7,072                    97,381
Hillenbrand                                           82,390                 1,907,329

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
DIVERSIFIED CONSUMER SERVICES (CONT.)
Pre-Paid Legal Services                               10,910(b)               $458,438
Universal Technical Institute                         27,455(b)                403,039
                                                                       ---------------
Total                                                                        4,137,316
--------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Financial Federal                                     33,666                   776,001
Portfolio Recovery Associates                         20,040(b,d)              798,995
                                                                       ---------------
Total                                                                        1,574,996
--------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
FairPoint Communications                             117,480(d)                815,311
General Communication Cl A                            59,642(b)                534,989
                                                                       ---------------
Total                                                                        1,350,300
--------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.2%)
Allete                                                34,185                 1,454,914
Central Vermont Public Service                        13,637                   300,559
Cleco                                                 79,440                 1,996,327
El Paso Electric                                      59,079(b)              1,220,572
UIL Holdings                                          33,278                 1,040,936
Unisource Energy                                      45,425                 1,387,734
                                                                       ---------------
Total                                                                        7,401,042
--------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.8%)
Acuity Brands                                         53,583                 2,189,401
AO Smith                                              28,559                 1,133,792
Baldor Electric                                       60,854                 2,072,079
Belden                                                57,733                 2,131,502
Brady Cl A                                            71,694                 2,629,019
C&D Technologies                                      33,868(b,d)              271,960
II-VI                                                 32,180(b)              1,237,643
Magnetek                                              40,096(b)                186,446
Regal-Beloit                                          42,451                 1,772,329
Vicor                                                 25,278                   275,530
Woodward Governor                                     77,036                 3,466,621
                                                                       ---------------
Total                                                                       17,366,322
--------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.1%)
Agilysys                                              30,032                   360,384
Anixter Intl                                          40,026(b)              2,722,969
Benchmark Electronics                                 89,023(b)              1,303,297
Brightpoint                                           67,836(b)                467,390
Checkpoint Systems                                    52,340(b)              1,102,804

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONT.)
Cognex                                                55,297                $1,042,348
CTS                                                   44,396                   570,933
Daktronics                                            44,540                   795,039
Electro Scientific Inds                               35,749(b)                559,114
FARO Technologies                                     22,010(b)                521,637
Gerber Scientific                                     31,240(b)                370,819
Insight Enterprises                                   61,868(b)                789,436
Itron                                                 45,205(b)              4,173,779
Keithley Instruments                                  18,125                   170,375
Littelfuse                                            28,595(b)                913,896
LoJack                                                23,295(b)                143,031
Mercury Computer Systems                              30,019(b)                229,345
Methode Electronics                                   50,141                   561,078
MTS Systems                                           23,145                   969,544
Newport                                               47,505(b)                498,327
Park Electrochemical                                  26,850                   680,379
Photon Dynamics                                       23,429(b)                349,092
Plexus                                                55,960(b)              1,594,860
RadiSys                                               29,601(b)                342,780
Rogers                                                23,662(b)                977,477
ScanSource                                            34,680(b)              1,064,329
SYNNEX                                                22,290(b)                520,694
Technitrol                                            54,006                   757,164
TTM Technologies                                      56,225(b)                632,531
                                                                       ---------------
Total                                                                       25,184,851
--------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.8%)
Atwood Oceanics                                       73,508(b)              3,374,751
BASiC Energy Services                                 29,940(b)                805,985
Bristow Group                                         37,019(b)              1,665,485
CARBO Ceramics                                        26,933                 1,473,774
Dril-Quip                                             36,074(b)              1,953,046
Gulf Island Fabrication                               14,465                   641,523
Hornbeck Offshore Services                            30,550(b)              1,361,919
ION Geophysical                                      109,246(b)              1,744,659
Lufkin Inds                                           19,510                 1,740,292
Matrix Service                                        34,310(b)                774,377
NATCO Group Cl A                                      26,390(b)              1,257,484
Oceaneering Intl                                      72,748(b)              4,411,438
Pioneer Drilling                                      65,675(b)              1,043,576
SEACOR Holdings                                       28,983(b)              2,425,008
Superior Well Services                                20,855(b)                662,355
TETRA Technologies                                    98,434(b)              1,863,356

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
ENERGY EQUIPMENT & SERVICES (CONT.)
Unit                                                  62,236(b)             $4,204,041
W-H Energy Services                                   40,830(b)              3,737,169
                                                                       ---------------
Total                                                                       35,140,238
--------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.2%)
Andersons                                             23,890                 1,085,801
Casey's General Stores                                66,923                 1,646,306
Great Atlantic & Pacific Tea                          30,703(b,d)              488,485
Longs Drug Stores                                     39,670                 1,854,572
Nash Finch                                            16,810                   663,491
Spartan Stores                                        28,875                   686,936
United Natural Foods                                  56,582(b)              1,087,506
                                                                       ---------------
Total                                                                        7,513,097
--------------------------------------------------------------------------------------

FOOD PRODUCTS (2.0%)
Darling Intl                                         107,535(b)              1,739,916
Flowers Foods                                        103,364                 3,108,155
Green Mountain Coffee Roasters                        22,805(b)                828,962
Hain Celestial Group                                  53,472(b)              1,397,758
J&J Snack Foods                                       18,482                   585,325
Lance                                                 41,393                   761,631
Ralcorp Holdings                                      33,976(b)              1,833,345
Sanderson Farms                                       20,340                   808,312
TreeHouse Foods                                       41,180(b)              1,115,978
                                                                       ---------------
Total                                                                       12,179,382
--------------------------------------------------------------------------------------

GAS UTILITIES (3.5%)
Atmos Energy                                         119,025                 3,150,592
Laclede Group                                         28,800                 1,221,408
New Jersey Resources                                  55,331                 1,886,234
Northwest Natural Gas                                 34,859                 1,577,370
Piedmont Natural Gas                                  96,838(d)              2,593,322
South Jersey Inds                                     39,230                 1,463,279
Southern Union                                       163,648                 4,274,485
Southwest Gas                                         57,118                 1,650,710
UGI                                                  141,110                 3,818,436
                                                                       ---------------
Total                                                                       21,635,836
--------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (4.5%)
Abaxis                                                28,605(b)                568,953
American Medical Systems Holdings                     96,010(b)              1,581,285
Analogic                                              17,689                 1,294,481
ArthroCare                                            35,136(b,d)              742,775
BIOLASE Technology                                    31,860(b)                 93,668

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
HEALTH CARE EQUIPMENT & SUPPLIES (CONT.)
Conmed                                                37,806(b)             $1,148,924
Cooper Companies                                      59,375                 2,000,938
CryoLife                                              33,051(b)                449,163
Cyberonics                                            29,640(b)                818,657
Datascope                                             17,361                   810,411
Greatbatch                                            30,180(b)                617,483
Haemonetics                                           33,942(b)              1,970,673
ICU Medical                                           16,275(b)                462,698
Immucor                                               92,432(b)              2,784,977
Integra LifeSciences Holdings                         25,230(b,d)            1,152,002
Invacare                                              42,330                   996,025
Kensey Nash                                           15,350(b)                533,106
Mentor                                                44,555(d)              1,105,410
Meridian Bioscience                                   52,992                 1,378,322
Merit Medical Systems                                 36,420(b)                736,048
Natus Medical                                         36,315(b)                842,871
Osteotech                                             23,450(b)                135,072
Palomar Medical Technologies                          24,085(b)                308,047
SurModics                                             20,261(b,d)              852,785
Symmetry Medical                                      46,810(b)                782,195
Theragenics                                           44,082(b)                159,577
Vital Signs                                           10,527                   770,050
West Pharmaceutical Services                          42,670                 1,959,406
ZOLL Medical                                          27,580(b)                868,770
                                                                       ---------------
Total                                                                       27,924,772
--------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.9%)
Air Methods                                           14,170(b)                406,254
Amedisys                                              34,964(b)              2,241,892
AMERIGROUP                                            70,660(b)              1,794,764
AMN Healthcare Services                               39,740(b)                751,086
AmSurg                                                41,540(b)              1,113,272
Centene                                               57,270(b)              1,277,694
Chemed                                                31,310                 1,340,068
Cross Country Healthcare                              40,455(b)                645,257
Gentiva Health Services                               37,585(b)                959,921
HealthExtras                                          49,405(b)              1,482,644
HealthSpring                                          66,065(b)              1,284,964
Healthways                                            46,380(b)              1,178,516
HMS Holdings                                          29,355(b)                730,352
inVentiv Health                                       43,610(b)              1,053,618
LCA-Vision                                            24,447                   143,748
LHC Group                                             19,100(b)                535,182

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Magellan Health Services                              53,430(b)             $2,230,703
MedCath                                               16,470(b)                307,495
Molina Healthcare                                     18,790(b)                560,694
Odyssey HealthCare                                    43,217(b)                407,104
Owens & Minor                                         54,263                 2,491,757
Pediatrix Medical Group                               62,262(b)              3,029,046
PharMerica                                            40,145(b)                949,429
PSS World Medical                                     81,735(b)              1,369,879
RehabCare Group                                       23,811(b)                394,310
ResCare                                               33,565(b)                616,253
Sunrise Senior Living                                 59,296(b)              1,063,177
                                                                       ---------------
Total                                                                       30,359,079
--------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.7%)
Allscripts Healthcare Solutions                       75,295(b)                907,305
Eclipsys                                              71,745(b)              1,581,977
Omnicell                                              43,430(b)                705,738
Phase Forward                                         56,460(b)              1,038,864
                                                                       ---------------
Total                                                                        4,233,884
--------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.9%)
Buffalo Wild Wings                                    20,440(b)                673,089
California Pizza Kitchen                              33,435(b)                436,327
CBRL Group                                            29,230                   706,489
CEC Entertainment                                     32,424(b)              1,130,301
CKE Restaurants                                       69,255                   849,759
DineEquity                                            20,205                   466,736
Jack in the Box                                       77,542(b)              1,673,355
Landry's Restaurants                                  16,409                   239,079
Marcus                                                27,817                   442,568
Monarch Casino & Resort                               17,300(b)                213,136
Multimedia Games                                      30,510(b)                157,432
O'Charley's                                           28,935                   325,519
Panera Bread Cl A                                     40,008(b,d)            2,004,400
Papa John's Intl                                      27,180(b)                768,922
Peet's Coffee & Tea                                   16,590(b)                323,339
PF Chang's China Bistro                               31,890(b,d)              829,140
Pinnacle Entertainment                                79,123(b)                894,090
Red Robin Gourmet Burgers                             22,225(b)                551,847
Ruby Tuesday                                          68,250                   469,560
Ruth's Hospitality Group                              26,265(b)                125,284
Shuffle Master                                        69,783(b)                337,052
SONIC                                                 79,073(b)              1,193,212
Steak n Shake                                         37,888(b)                261,048
Texas Roadhouse Cl A                                  70,670(b)                655,818

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Triarc Companies Cl B                                 83,275                  $464,675
WMS Inds                                              55,020(b)              1,550,464
                                                                       ---------------
Total                                                                       17,742,641
--------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.8%)
Bassett Furniture Inds                                15,589                   185,353
Champion Enterprises                                 102,504(b)                404,891
Ethan Allen Interiors                                 37,857(d)                950,210
La-Z-Boy                                              67,855(d)                500,770
Libbey                                                19,273                   174,806
M/I Homes                                             16,280                   308,506
Meritage Homes                                        40,500(b,d)              731,025
Natl Presto Inds                                       6,229                   445,249
Russ Berrie & Co                                      22,206(b)                215,620
Skyline                                                8,968                   233,796
Standard Pacific                                      85,884(d)                286,853
Universal Electronics                                 18,655(b)                423,842
                                                                       ---------------
Total                                                                        4,860,921
--------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.2%)
Central Garden & Pet Cl A                             94,740(b)                396,013
Spectrum Brands                                       53,625(b)                135,135
WD-40                                                 21,683                   740,908
                                                                       ---------------
Total                                                                        1,272,056
--------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
Standex Intl                                          16,485                   360,857
Tredegar                                              28,064                   459,688
                                                                       ---------------
Total                                                                          820,545
--------------------------------------------------------------------------------------

INSURANCE (2.7%)
Delphi Financial Group Cl A                           55,594                 1,387,070
Hilb Rogal & Hobbs                                    48,025                 2,081,883
Infinity Property & Casualty                          21,385                   952,916
LandAmerica Financial Group                           20,430                   234,741
Natl Financial Partners                               52,135(d)              1,087,015
Navigators Group                                      17,510(b)                832,776
Presidential Life                                     28,477                   456,771
ProAssurance                                          42,305(b)              2,070,407
RLI                                                   23,687                 1,293,784
Safety Insurance Group                                21,455                   911,194
Selective Insurance Group                             70,354                 1,519,646
Stewart Information Services                          23,912                   417,504

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
INSURANCE (CONT.)
Tower Group                                           26,780                  $610,048
United Fire & Casualty                                28,625                   777,741
Zenith Natl Insurance                                 49,073                 1,688,602
                                                                       ---------------
Total                                                                       16,322,098
--------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.4%)
Blue Nile                                             19,810(b,d)              763,081
NutriSystem                                           40,310(d)                693,735
PetMed Express                                        31,310(b)                453,995
Stamps.com                                            20,965(b)                285,334
                                                                       ---------------
Total                                                                        2,196,145
--------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.0%)
Bankrate                                              17,450(b,d)              548,803
DealerTrack Holdings                                  39,380(b)                613,540
InfoSpace                                             45,390                   428,482
j2 Global Communications                              58,600(b)              1,404,642
Knot                                                  37,045(b)                324,514
Perficient                                            42,190(b)                424,853
United Online                                         90,865                   986,794
Websense                                              59,560(b)              1,243,017
                                                                       ---------------
Total                                                                        5,974,645
--------------------------------------------------------------------------------------

IT SERVICES (1.5%)
CACI Intl Cl A                                        39,746(b)              1,786,979
Ciber                                                 70,519(b)                498,569
CSG Systems Intl                                      46,090(b)                817,637
CyberSource                                           91,036(b)              1,615,889
Gevity HR                                             30,770                   229,237
ManTech Intl Cl A                                     26,225(b)              1,464,404
MAXIMUS                                               24,612                   913,351
SI Intl                                               17,510(b)                320,083
StarTek                                               14,978(b)                135,102
Wright Express                                        51,205(b)              1,359,493
                                                                       ---------------
Total                                                                        9,140,744
--------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.1%)
Arctic Cat                                            15,859                   141,145
Brunswick                                            115,560                 1,490,724
JAKKS Pacific                                         36,146(b)                794,489
Nautilus                                              41,645(d)                203,228
Oolaris Inds                                          43,486(d)              1,861,200
Pool                                                  63,097(d)              1,393,182
RC2                                                   22,970(b)                527,391
Sturm, Ruger & Co                                     27,434(b)                165,976
                                                                       ---------------
Total                                                                        6,577,335
--------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

LIFE SCIENCES TOOLS & SERVICES (1.0%)
Cambrex                                               38,385(b)               $292,110
Dionex                                                24,180(b)              1,680,994
Enzo Biochem                                          41,734(b)                593,040
Kendle Intl                                           17,080(b)                702,842
PAREXEL Intl                                          74,714(b)              2,183,889
PharmaNet Development Group                           25,505(b)                615,436
                                                                       ---------------
Total                                                                        6,068,311
--------------------------------------------------------------------------------------

MACHINERY (4.0%)
Albany Intl Cl A                                      34,860                 1,000,482
Astec Inds                                            25,373(b)                809,906
Barnes Group                                          60,114                 1,357,975
Briggs & Stratton                                     65,398                   885,489
Cascade                                               11,285                   495,186
Clarcor                                               66,638                 2,566,895
EnPro Inds                                            26,660(b)                960,027
Gardner Denver                                        69,270(b)              3,158,711
John Bean Technologies                                36,505(b)                529,323
Kaydon                                                36,525                 1,732,016
Lindsay                                               15,721(d)              1,450,577
Lydall                                                21,891(b)                340,624
Mueller Inds                                          48,962                 1,256,855
Robbins & Myers                                       45,528                 2,311,457
Toro                                                  49,498                 1,611,160
Valmont Inds                                          23,051                 2,464,382
Wabash Natl                                           40,523                   376,864
Watts Water Technologies Cl A                         39,158                 1,156,727
                                                                       ---------------
Total                                                                       24,464,656
--------------------------------------------------------------------------------------

MARINE (0.6%)
Kirby                                                 71,182(b)              3,396,805
--------------------------------------------------------------------------------------

MEDIA (0.6%)
4Kids Entertainment                                   17,287(b)                149,014
AH Belo Cl A                                          24,100                   130,140
Arbitron                                              35,991                 1,691,577
EW Scripps Cl A                                       39,485                   273,236
Live Nation                                           99,995(b)              1,261,937
Radio One Cl D                                       107,075(b)                106,004
                                                                       ---------------
Total                                                                        3,611,908
--------------------------------------------------------------------------------------

METALS & MINING (1.0%)
AM Castle & Co                                        22,103                   447,365
AMCOL Intl                                            29,460                   940,363

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
METALS & MINING (CONT.)
Brush Engineered Materials                            26,915(b)               $644,076
Century Aluminum                                      44,604(b)              2,650,370
Olympic Steel                                         11,885                   604,352
RTI Intl Metals                                       30,343(b)                827,150
                                                                       ---------------
Total                                                                        6,113,676
--------------------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
Fred's Cl A                                           52,675                   677,401
Tuesday Morning                                       39,725(b)                152,544
                                                                       ---------------
Total                                                                          829,945
--------------------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
Avista                                                70,008                 1,583,581
CH Energy Group                                       17,900                   648,875
                                                                       ---------------
Total                                                                        2,232,456
--------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.3%)
Penn Virginia                                         54,990                 3,340,643
Petroleum Development                                 19,600(b)              1,084,076
PetroQuest Energy                                     57,635(b)              1,202,842
St. Mary Land & Exploration                           81,190                 3,455,446
Stone Energy                                          37,568(b)              1,916,719
Swift Energy                                          40,295(b)              2,047,792
World Fuel Services                                   37,925                   913,993
                                                                       ---------------
Total                                                                       13,961,511
--------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Buckeye Technologies                                  51,724(b)                504,309
Deltic Timber                                         13,961                   849,806
Neenah Paper                                          19,250                   359,590
Schweitzer-Mauduit Intl                               20,676                   384,780
Wausau Paper                                          65,030                   576,166
                                                                       ---------------
Total                                                                        2,674,651
--------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.3%)
Chattem                                               25,305(b,d)            1,631,414
Mannatech                                             20,605(d)                136,611
                                                                       ---------------
Total                                                                        1,768,025
--------------------------------------------------------------------------------------

PHARMACEUTICALS (0.7%)
Alpharma Cl A                                         58,442(b)              1,327,217
Noven Pharmaceuticals                                 32,756(b)                406,830
Salix Pharmaceuticals                                 63,010(b)                502,820

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT  19

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
PHARMACEUTICALS (CONT.)
Sciele Pharma                                         46,240                  $862,376
ViroPharma                                            92,310(b)              1,136,336
                                                                       ---------------
Total                                                                        4,235,579
--------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (6.3%)
Acadia Realty Trust                                   42,580                   966,140
BioMed Realty Trust                                   94,655                 2,442,099
Colonial Properties Trust                             62,585                 1,249,197
DiamondRock Hospitality                              125,075                 1,153,192
EastGroup Properties                                  32,850                 1,524,240
Entertainment Properties Trust                        40,420                 2,168,129
Essex Property Trust                                  33,690                 4,088,281
Extra Space Storage                                  104,850                 1,485,725
Home Properties                                       41,750                 2,297,085
Inland Real Estate                                    77,440                 1,157,728
Kilroy Realty                                         43,187                 1,978,396
Kite Realty Group Trust                               38,450                   477,549
LaSalle Hotel Properties                              52,940                 1,202,267
Lexington Realty Trust                                84,620                 1,218,528
LTC Properties                                        26,775                   782,633
Medical Properties Trust                              87,585                   971,318
Mid-America Apartment Communities                     34,630                 1,990,186
Natl Retail Properties                                96,925                 2,048,995
Parkway Properties                                    20,165                   711,623
Pennsylvania Real Estate Investment Trust             51,900                   955,998
PS Business Parks                                     20,220                 1,063,572
Senior Housing Properties Trust                      147,720                 3,109,505
Sovran Self Storage                                   28,840                 1,205,800
Tanger Factory Outlet Centers                         41,620                 1,554,091
                                                                       ---------------
Total                                                                       37,802,277
--------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Forestar Real Estate Group                            47,005(b)                849,850
--------------------------------------------------------------------------------------

ROAD & RAIL (1.4%)
Arkansas Best                                         33,270                 1,235,648
Heartland Express                                     74,873                 1,275,836
Knight Transportation                                 75,655(d)              1,431,393

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
ROAD & RAIL (CONT.)
Landstar System                                       69,596                $3,520,165
Old Dominion Freight Line                             37,400(b)              1,372,580
                                                                       ---------------
Total                                                                        8,835,622
--------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.9%)
Actel                                                 33,367(b)                458,796
Advanced Energy Inds                                  43,518(b)                601,419
ATMI                                                  41,197(b)                928,168
Axcelis Technologies                                 135,198(b)                678,694
Brooks Automation                                     83,785(b)                654,361
Cabot Microelectronics                                30,970(b)              1,209,069
Cohu                                                  30,431                   484,462
Cymer                                                 40,058(b)              1,061,136
Diodes                                                41,777(b)              1,084,949
DSP Group                                             37,375(b)                263,868
Exar                                                  56,617(b)                435,951
FEI                                                   48,120(b)              1,215,030
Kopin                                                 91,030(b)                294,027
Kulicke & Soffa Inds                                  70,629(b)                449,200
Micrel                                                67,605                   643,600
Microsemi                                            103,768(b)              2,693,816
MKS Instruments                                       57,860(b)              1,191,916
Pericom Semiconductor                                 33,429(b)                476,698
Photronics                                            55,410(b)                235,493
Rudolph Technologies                                  40,338(b)                352,151
Skyworks Solutions                                   215,108(b)              2,034,922
Standard Microsystems                                 29,987(b)                795,255
Supertex                                              16,985(b)                509,720
TriQuint Semiconductor                               189,175(b)              1,065,055
Ultratech                                             30,848(b)                454,700
Varian Semiconductor Equipment Associates             97,852(b)              2,859,234
Veeco Instruments                                     42,056(b)                684,672
                                                                       ---------------
Total                                                                       23,816,362
--------------------------------------------------------------------------------------

SOFTWARE (3.9%)
Blackbaud                                             59,015                 1,054,008
Captaris                                              34,931(b)                117,368
Catapult Communications                               11,865(b)                 87,801
Concur Technologies                                   56,870(b)              2,344,182
Epicor Software                                       78,480(b)                530,525
EPIQ Systems                                          41,052(b)                479,487
FactSet Research Systems                              55,600                 3,206,453
Informatica                                          116,805(b)              1,891,073
JDA Software Group                                    35,530(b)                606,497
Manhattan Associates                                  32,522(b)                798,090
MICROS Systems                                       107,474(b)              3,404,777

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
SOFTWARE (CONT.)
Phoenix Technologies                                  36,305(b)               $438,201
Progress Software                                     54,810(b)              1,613,058
Quality Systems                                       23,140(d)                760,149
Radiant Systems                                       35,845(b)                408,991
Secure Computing                                      76,115(b)                299,132
Smith Micro Software                                  40,135(b)                288,972
Sonic Solutions                                       34,820(b)                179,323
SPSS                                                  23,558(b)                778,592
Take-Two Interactive Software                        101,923(b)              2,323,844
THQ                                                   87,963(b)              1,335,278
Tyler Technologies                                    45,150(b)                721,497
                                                                       ---------------
Total                                                                       23,667,298
--------------------------------------------------------------------------------------

SPECIALTY RETAIL (3.6%)
Aaron Rents                                           70,281                 1,930,620
Big 5 Sporting Goods                                  28,810                   230,192
Brown Shoe                                            55,854                   901,484
Cabela's                                              52,270(b,d)              607,377
Cato Cl A                                             38,989                   697,513
Charlotte Russe Holding                               27,516(b)                356,607
Children's Place Retail Stores                        31,200(b)              1,187,160
Christopher & Banks                                   46,533                   404,837
Dress Barn                                            59,706(b)                963,058
Finish Line Cl A                                      64,431(b)                699,076
Genesco                                               25,313(b)                744,202
Group 1 Automotive                                    30,604                   601,369
Gymboree                                              38,153(b)              1,426,922
Haverty Furniture Companies                           28,000                   319,760
Hibbett Sports                                        37,552(b)                790,470
Hot Topic                                             57,691(b)                362,876
Jo-Ann Stores                                         33,360(b)                732,919
Jos A Bank Clothiers                                  24,001(b,d)              537,622
Lithia Motors Cl A                                    21,420                    99,603
MarineMax                                             24,240(b)                159,499
Men's Wearhouse                                       67,856                 1,351,013
Midas                                                 18,251(b)                262,267
OfficeMax                                            100,170                 1,278,169
Pep Boys - Manny, Moe & Jack                          54,863                   404,889
Select Comfort                                        59,252(b)                117,319
Sonic Automotive Cl A                                 38,410                   386,789
Stage Stores                                          50,595                   749,818
Stein Mart                                            34,460                   154,036

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
SPECIALTY RETAIL (CONT.)
Tractor Supply                                        42,890(b)             $1,630,249
Tween Brands                                          32,679(b)                449,990
Zale                                                  46,638(b,d)            1,031,633
Zumiez                                                23,975(b)                353,871
                                                                       ---------------
Total                                                                       21,923,209
--------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.1%)
Crocs                                                109,830(b,d)              487,645
Deckers Outdoor                                       17,210(b)              1,944,902
Fossil                                                61,230(b)              1,639,739
Iconix Brand Group                                    76,085(b,d)              913,020
K-Swiss Cl A                                          35,244                   544,872
Maidenform Brands                                     24,890(b)                381,066
Movado Group                                          24,125                   518,688
Oxford Inds                                           18,818                   395,931
Perry Ellis Intl                                      15,340(b)                333,645
Quiksilver                                           165,988(b)              1,273,128
Skechers USA Cl A                                     43,080(b)                814,212
True Religion Apparel                                 21,105(b)                545,353
UniFirst                                              18,850                   843,915
Volcom                                                19,285(b)                345,973
Wolverine World Wide                                  65,665                 1,755,225
                                                                       ---------------
Total                                                                       12,737,314
--------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.6%)
Anchor BanCorp Wisconsin                              23,374                   168,293
Bank Mutual                                           63,665                   744,881
BankAtlantic Bancorp Cl A                             54,940                    74,718
Brookline Bancorp                                     76,855                   749,336
Corus Bankshares                                      42,110(d)                164,650
Dime Community Bancshares                             33,172                   554,968
Downey Financial                                      25,730(d)                 54,290
FirstFed Financial                                    18,064(b,d)              144,512
Flagstar Bancorp                                      48,570(d)                215,651
Guaranty Financial Group                              46,585(b)                154,196
Trustco Bank NY                                       99,872(d)                871,883
                                                                       ---------------
Total                                                                        3,897,378
--------------------------------------------------------------------------------------

TOBACCO (0.1%)
Alliance One Intl                                    117,435(b)                524,934
--------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
Applied Industrial Technologies                       47,446                 1,267,757
Building Materials Holding                            38,772                    72,116

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT  21

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
TRADING COMPANIES & DISTRIBUTORS (CONT.)
Kaman                                                 33,454                  $839,026
Lawson Products                                        5,511                   161,583
Watsco                                                32,804(d)              1,635,935
                                                                       ---------------
Total                                                                        3,976,417
--------------------------------------------------------------------------------------

WATER UTILITIES (0.1%)
American States Water                                 22,760                   822,091
--------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $576,567,998)                                                      $607,613,994
--------------------------------------------------------------------------------------

OTHER (--%)
ISSUER                                            SHARES                    VALUE(A)

THRIFTS & MORTGAGE FINANCE (--%)
Guaranty Financial Group
 Rights                                               44,865(b,g)                $--
------------------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                                      $--
------------------------------------------------------------------------------------

MONEY MARKET FUND (6.4%)(e,f)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund, 2.54%           39,550,673(h)          $39,550,673
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $39,550,673)                                                      $39,550,673
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $616,118,671)(i)                                                 $647,164,667
====================================================================================

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2008

                                  NUMBER OF                                            UNREALIZED
                                  CONTRACTS          NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------
Russell 2000 Index                     10            $3,577,500      Sept. 2008          $40,799

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2008, the value of foreign securities represented 0.1% of net assets.

(d) At July 31, 2008, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 5.8% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 0.6% of net assets.

(f) At July 31, 2008, $273,000 was held in a margin deposit account as collateral to cover initial margin deposits on open stock index futures contracts.

(g)  Negligible market value.

(h) Affiliated Money Market Fund - See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at July 31, 2008.

--------------------------------------------------------------------------------

 22 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT

(i) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $616,119,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $151,004,000
Unrealized depreciation                                           (119,958,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $31,046,000
------------------------------------------------------------------------------

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS
Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    - Level 1 - quoted prices in active markets for identical securities

    - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

    - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                FAIR VALUE AT JULY 31, 2008
                             -----------------------------------------------------------------
                                 LEVEL 1           LEVEL 2
                              QUOTED PRICES         OTHER         LEVEL 3
                                IN ACTIVE        SIGNIFICANT    SIGNIFICANT
                               MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                  IDENTICAL ASSETS      INPUTS          INPUTS           TOTAL
----------------------------------------------------------------------------------------------
Investments in securities      $647,164,667           $--            $--          $647,164,667
Other financial
  instruments*                       40,799            --             --                40,799
----------------------------------------------------------------------------------------------
Total                          $647,205,466           $--            $--          $647,205,466
----------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT  23

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 24 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $576,567,998)         $607,613,994
   Affiliated money market fund (identified cost
   $39,550,673)                                                   39,550,673
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $616,118,671)                                                 647,164,667
Capital shares receivable                                            142,909
Dividends and accrued interest receivable                            445,164
Receivable for investment securities sold                          5,558,153
Margin deposits on futures contracts                                 273,000
----------------------------------------------------------------------------
Total assets                                                     653,583,893
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               767,134
Payable for investment securities purchased                        3,176,355
Payable upon return of securities loaned                          35,679,100
Variation margin payable                                              14,950
Accrued investment management services fees                            5,954
Accrued distribution fees                                              6,042
Accrued transfer agency fees                                           2,844
Accrued administrative services fees                                   1,337
Accrued plan administration services fees                                 50
Other accrued expenses                                               144,272
----------------------------------------------------------------------------
Total liabilities                                                 39,798,038
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $613,785,855
============================================================================
REPRESENTED BY
Capital stock -- $.01 par value                                 $  1,021,948
Additional paid-in capital                                       492,225,693
Undistributed net investment income                                4,151,689
Accumulated net realized gain (loss)                              85,299,730
Unrealized appreciation (depreciation) on investments             31,086,795
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $613,785,855
============================================================================
* Including securities on loan, at value                        $ 33,885,108
----------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
            NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A   $516,281,867           83,837,234                       $6.16(1)
Class B   $ 90,266,847           17,215,296                       $5.24
Class R4  $  7,237,141            1,142,257                       $6.34
-----------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $6.54. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT  25

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $  3,929,865
Interest                                                               2,467
Income distributions from affiliated money market fund               124,395
Fee income from securities lending                                   364,428
   Less foreign taxes withheld                                        (1,412)
----------------------------------------------------------------------------
Total income                                                       4,419,743
----------------------------------------------------------------------------
Expenses:
Investment management services fees                                1,155,428
Distribution fees
   Class A                                                           671,571
   Class B                                                           565,137
Transfer agency fees
   Class A                                                           638,738
   Class B                                                           142,620
   Class R4                                                            1,860
Administrative services fees                                         259,079
Plan administration services fees -- Class R4                          9,301
Compensation of board members                                          6,136
Custodian fees                                                       167,852
Printing and postage                                                  71,930
Registration fees                                                     39,300
Licensing fees                                                        14,560
Professional fees                                                     14,792
Other                                                                 22,460
----------------------------------------------------------------------------
Total expenses                                                     3,780,764
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                (923,336)
   Earnings and bank fee credits on cash balances                     (9,637)
----------------------------------------------------------------------------
Total net expenses                                                 2,847,791
----------------------------------------------------------------------------
Investment income (loss) -- net                                    1,571,952
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                          60,949,708
   Futures contracts                                                 903,899
----------------------------------------------------------------------------
Net realized gain (loss) on investments                           61,853,607
Net change in unrealized appreciation (depreciation) on
   investments                                                   (67,380,413)
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies             (5,526,806)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $ (3,954,854)
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 26 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED
                                                       JULY 31, 2008         YEAR ENDED
                                                        (UNAUDITED)        JAN. 31, 2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $   1,571,952       $    3,066,721
Net realized gain (loss) on investments                   61,853,607          160,646,848
Net change in unrealized appreciation (depreciation)
   on investments                                        (67,380,413)        (224,079,311)
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             (3,954,854)         (60,365,742)
------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                     --             (442,552)
      Class R4                                                    --               (9,350)
   Net realized gain
      Class A                                                     --         (131,006,363)
      Class B                                                     --          (31,935,884)
      Class R4                                                    --           (1,676,045)
------------------------------------------------------------------------------------------
Total distributions                                               --         (165,070,194)
------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                         30,268,800           70,930,517
   Class B shares                                          2,612,360            8,365,853
   Class R4 shares                                           820,903            3,033,589
Reinvestment of distributions at net asset value
   Class A shares                                                 --          128,957,941
   Class B shares                                                 --           31,459,699
   Class R4 shares                                                --            1,685,394
Payments for redemptions
   Class A shares                                        (98,553,839)        (265,313,025)
   Class B shares                                        (37,693,702)        (102,397,654)
   Class R4 shares                                        (1,351,920)          (4,901,168)
------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
      transactions                                      (103,897,398)        (128,178,854)
------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                 (107,852,252)        (353,614,790)
Net assets at beginning of period                        721,638,107        1,075,252,897
------------------------------------------------------------------------------------------
Net assets at end of period                            $ 613,785,855       $  721,638,107
==========================================================================================
Undistributed net investment income                    $   4,151,689       $    2,579,737
------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Small Company Index Fund (the Fund) is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

- Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not

--------------------------------------------------------------------------------

 28 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT 29 written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At July 31, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. Management of the Fund has concluded that there are no significant uncertain tax positions that

--------------------------------------------------------------------------------

 30 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures, re-characterization of REIT distributions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities - an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of July 31, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.36% to

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT  31

0.24% annually as the Fund's assets increase. The management fee for the six months ended July 31, 2008 was 0.35% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a fee percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended July 31, 2008 was 0.08% of the Fund's average daily net assets.

OTHER FEES

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended July 31, 2008, other expenses paid to this company were $1,050.

COMPENSATION OF BOARD MEMBERS

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A and $20.50 for Class B for this service, and an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATIVE SERVICES FEES

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to

--------------------------------------------------------------------------------

 32 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT

0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B shares. For Class B shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $2,085,000 for Class B shares. This amount is based on the most recent information available as of July 31, 2008 and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES

Sales charges received by the Distributor for distributing Fund shares were $171,935 for Class A and $32,916 for Class B for the six months ended July 31, 2008.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES

For the six moths ended July 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A.....................................................        0.74%
Class B.....................................................        1.50
Class R4....................................................        0.62

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A.....................................................    $235,795
Class B.....................................................      52,198

The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4....................................................    $731

The management fees waived/reimbursed at the Fund level were $634,612.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Jan. 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT 33 acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class A.....................................................        0.74%
Class B.....................................................        1.50
Class R4....................................................        0.64

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS

During the six months ended July 31, 2008, the Fund's custodian and transfer agency fees were reduced by $9,637 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $77,468,281 and $173,619,903 respectively, for the six months ended July 31, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                               SIX MONTHS ENDED JULY 31, 2008
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       5,037,816             --      (16,020,697)       (10,982,881)
Class B                         497,702             --       (7,328,629)        (6,830,927)
Class R4                        129,501             --         (214,483)           (84,982)
----------------------------------------------------------------------------------------------

                                                  YEAR ENDED JAN. 31, 2008
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       8,120,289     20,087,067      (32,760,617)        (4,553,261)
Class B                       1,139,698      5,730,385      (13,579,353)        (6,709,270)
Class R4                        351,452        255,363         (579,103)            27,712
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 34 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At July 31, 2008, securities valued at $33,885,108 were on loan to brokers. For collateral, the Fund received $35,679,100 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the Portfolio of Investments. Income from securities lending amounted to $364,428 for the six months ended July 31, 2008. Expenses paid to the Investment Manager as security lending agent were $8,391 for the six months ended July 31, 2008, which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $122,908,814 and $148,545,020, respectively, for the six months ended July 31, 2008. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at July 31, 2008, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT 35 based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings during the six months ended July 31, 2008.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in

--------------------------------------------------------------------------------

 36 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT  37

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,           2008(J)            2008           2007           2006           2005
Net asset value, beginning of period      $6.19          $8.40          $8.97          $8.21          $7.55
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .02(b)         .04(b)         .01            .01             --
Net gains (losses) (both realized and
 unrealized)                               (.05)          (.62)           .64           1.44           1.17
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.03)          (.58)           .65           1.45           1.17
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.01)            --             --             --
Distributions from realized gains            --          (1.62)         (1.22)          (.69)          (.51)
-----------------------------------------------------------------------------------------------------------
Total distributions                          --          (1.63)         (1.22)          (.69)          (.51)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.16          $6.19          $8.40          $8.97          $8.21
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $516           $587           $835           $884           $844
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.02%(e)        .93%           .92%           .93%           .91%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)           .74%(e)        .77%           .81%           .92%           .91%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .61%(e)        .46%           .29%           .20%           .24%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     12%            14%            11%            14%            12%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           (.48%)(i)     (7.64%)         7.55%         18.33%         15.42%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,           2008(K)            2008           2007           2006           2005
Net asset value, beginning of period      $5.29          $7.48          $8.17          $7.59          $7.07
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.00)(b),(c)      (.02)(b)        --         (.02)          (.01)
Net gains (losses) (both realized and
 unrealized)                               (.05)          (.55)           .53           1.29           1.04
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.05)          (.57)           .53           1.27           1.03
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains            --          (1.62)         (1.22)          (.69)          (.51)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.24          $5.29          $7.48          $8.17          $7.59
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $90           $127           $230           $353           $434
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.78%(f)       1.69%          1.68%          1.70%          1.67%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          1.50%(f)       1.53%          1.58%          1.68%          1.67%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.16%)(f)      (.27%)         (.47%)         (.57%)         (.53%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     12%            14%            11%            14%            12%
-----------------------------------------------------------------------------------------------------------
Total return(i)                           (.95%)(j)     (8.40%)         6.81%         17.45%         14.48%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c)  Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT  39

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,           2008(I)            2008           2007           2006           2005
Net asset value, beginning of period      $6.36          $8.59          $9.12          $8.32          $7.63
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .02(b)         .05(b)         .02            .01             --
Net gains (losses) (both realized and
 unrealized)                               (.04)          (.65)           .67           1.48           1.20
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.02)          (.60)           .69           1.49           1.20
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.01)            --             --             --
Distributions from realized gains            --          (1.62)         (1.22)          (.69)          (.51)
-----------------------------------------------------------------------------------------------------------
Total distributions                          --          (1.63)         (1.22)          (.69)          (.51)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.34          $6.36          $8.59          $9.12          $8.32
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $7             $8            $10            $11            $20
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .83%(e)        .78%           .75%           .76%           .74%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)           .62%(e)        .67%           .64%           .75%           .74%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .73%(e)        .56%           .46%           .36%           .42%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     12%            14%            11%            14%            12%
-----------------------------------------------------------------------------------------------------------
Total return                              (.31%)(h)     (7.68%)         7.87%         18.57%         15.65%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(h)  Not annualized.
(i)  Six months ended July 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 40 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT  41

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board observed that the Fund's expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

--------------------------------------------------------------------------------

 42 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY
VOTING ----------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 SEMIANNUAL REPORT  43

     RIVERSOURCE SMALL COMPANY INDEX FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6361 N (9/08)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           RiverSource Market Advantage Series, Inc.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 3, 2008


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date October 3, 2008